                                                    REGISTRATION NO. 333-130988
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 11    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 243           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                        901 NEW YORK AVENUE, NORTHWEST
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate BOX):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under group variable annuity contracts.

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EQUI-VEST® Strategies (Series 900)

A group flexible premium deferred variable annuity contract

Prospectus dated May 1, 2012

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

What is EQUI-VEST® Strategies?

EQUI-VEST® Strategies is a group-deferred annuity contract (“contract”) issued by AXA Equitable Life Insurance Company. Either the plan trustee or the employer will be the EQUI-VEST® Strategies contract holder. Certain rights may be exercised by employees covered under an employer’s plan (the “participants”). These rights will be summarized in a participation certificate (“certificate”) provided to each participant. EQUI-VEST® Strategies provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options (“investment options”).

This prospectus is a disclosure document and describes all of the certificate’s material features, benefits, rights and obligations, as well as other information. The description of the certificate’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the certificate are changed after the date of this prospectus in accordance with the certificate, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The certificate should also be read carefully. You have the right to cancel your certificate within a certain number of days after receipt of the certificate.

The contract may not currently be available in all states. All optional features and benefits described in this prospectus may not be available at the time you purchase the certificate. We have the right to restrict availability of any optional feature or benefit. We can refuse to accept any application or contribution from you at any time, including after you purchase the certificate.

We offer the EQUI-VEST® Strategies contract to fund two types of “plans”: Section 403(b) (also referred to as “TSA” plans or contracts) or governmental employer Section 457(b) plans (also referred to as “EDC” plans or contracts) (together “plans”). The EQUI-VEST® Strategies contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions.

Variable investment options
Fixed income

• AXA Conservative Allocation(1)

• AXA Conservative-Plus Allocation(1)

• AXA Conservative Growth Strategy(2)

• AXA Conservative Strategy(2)

• EQ/Core Bond Index

• EQ/Franklin Core Balanced

• EQ/Global Bond PLUS

• EQ/Intermediate Government Bond Index

• EQ/Money Market • EQ/PIMCO Ultra Short Bond • EQ/Quality Bond PLUS • Invesco V.I. High Yield • Ivy Funds VIP High Income • Multimanager Core Bond • Multimanager Multi-Sector Bond

Domestic stocks

• AXA Aggressive Allocation(1)

• AXA Moderate-Plus Allocation(1)

• AXA Moderate Growth Strategies(2)

• AXA Tactical Manager 400

• AXA Tactical Manager 500

• AXA Tactical Manager 2000

• EQ/AllianceBernstein Dynamic Wealth Strategies(2)

• EQ/AllianceBernstein Small Cap Growth

• EQ/AXA Franklin Small Cap Value Core

• EQ/BlackRock Basic Value Equity

• EQ/Boston Advisors Equity Income

• EQ/Calvert Socially Responsible

• EQ/Capital Guardian Growth

• EQ/Capital Guardian Research

• EQ/Common Stock Index

• EQ/Davis New York Venture

• EQ/Equity 500 Index

• EQ/Equity Growth PLUS

• EQ/Franklin Templeton Allocation

• EQ/GAMCO Mergers and Acquisitions

• EQ/GAMCO Small Company Value

• EQ/JPMorgan Value Opportunities

• EQ/Large Cap Core PLUS

• EQ/Large Cap Growth Index

• EQ/Large Cap Growth PLUS

• EQ/Large Cap Value Index

• EQ/Large Cap Value PLUS

• EQ/Lord Abbett Growth and Income

• EQ/Lord Abbett Large Cap Core

• EQ/Mid Cap Index

• EQ/Mid Cap Value PLUS

• EQ/Montag & Caldwell Growth

• EQ/Morgan Stanley Mid Cap Growth

• EQ/Mutual Large Cap Equity

• EQ/Small Company Index

• EQ/T. Rowe Price Growth Stock

• EQ/Templeton Global Equity

• EQ/UBS Growth and Income

• EQ/Van Kampen Comstock

• EQ/Wells Fargo Omega Growth

• Fidelity® VIP Contrafund®

• Goldman Sachs VIT Mid Cap Value

• Invesco V.I. Mid Cap Core Equity

• Invesco V.I. Small Cap Equity

• Ivy Funds VIP Energy

• Ivy Funds VIP Mid Cap Growth

• Ivy Funds VIP Small Cap Growth

• MFS® Investors Growth Stock

• MFS® Investors Trust

• MFS® Technology

• MFS® Utilities

• Multimanager Aggressive Equity

• Multimanager Large Cap Core Equity

• Multimanager Large Cap Value

• Multimanager Mid Cap Growth

• Multimanager Mid Cap Value

• Multimanager Small Cap Growth

• Multimanager Small Cap Value

• Multimanager Technology

• Target 2015 Allocation

• Target 2025 Allocation

• Target 2035 Allocation

• Target 2045 Allocation

• Van Eck VIP Global Hard Assets

International stocks

• AXA Tactical Manager International

• EQ/Global Multi-Sector Equity

• EQ/International Core PLUS

• EQ/International Equity Index

• EQ/International Value PLUS

• EQ/MFS International Growth

• EQ/Oppenheimer Global

• Invesco V.I. Global Real Estate • Invesco V.I. International Growth • Lazard Retirement Emerging Markets Equity • MFS® International Value • Multimanager International Equity
Balanced/hybrid stocks
• All Asset Growth-Alt 20(3) • AXA Balanced Strategy(2)	• AXA Moderate Allocation(1)
(1)	The AXA Allocation portfolios.
(2)	These are the only variable investment options available in connection with the Guaranteed Withdrawal Benefit for Life (“GWBL”) and are collectively referred to as the “GWBL variable investment options.” Please note that they are also available without the GWBL. For more information, see “What are your investment options under the contract?” later in this prospectus.
(3)	This is the variable investment option’s new name, effective on or about May 21, 2012, subject to regulatory approval. Please see “Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name.

You allocate amounts to the variable investment options selected by your employer. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests

The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

EV Series 900 (IF/NB)

#235248

in a corresponding securities portfolio (“portfolio”) that is part of one of the trusts (the “Trusts”). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options if your employer elects to make them available under the contract. These investment options are discussed later in this prospectus. Amounts allocated in connection with the Guaranteed Withdrawal Benefit for Life (“GWBL”) are limited to the GWBL variable investment options — the AXA Balanced Strategy, the AXA Conservative Growth Strategy, the AXA Conservative Strategy, the AXA Moderate Growth Strategy and the EQ/AllianceBernstein Dynamic Wealth Strategies.

Minimum contribution amounts of $20 may be made under the contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission (“SEC”). The statement of additional information (“SAI”) dated May 1, 2012, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Contents of this Prospectus

Index of key words and phrases	5
Who is AXA Equitable?	6
How to reach us	7
EQUI-VEST® Strategies (Series 900) group annuity contract at a glance — key features	9

Fee table	11

Examples: EQUI-VEST® Strategies contracts	12
Condensed financial information	13

1. Contract features and benefits	14
How you can contribute to your certificate	14
How EQUI-VEST® Strategies is available	15
How contributions can be made	15
What are your investment options under the contract?	15
Portfolios of the Trusts	17
Selecting your investment method	27
ERISA considerations for employers	28
Allocating your contributions	28
Unallocated account	28
Guaranteed Withdrawal Benefit for Life (“GWBL”)	29
Death benefit	35
Your right to cancel within a certain number of days	35

2. Determining your certificate’s value	36
Your account value and cash value	36
Your certificate’s value in the variable investment options	36
Your certificate’s value in the guaranteed interest option	36
Your certificate’s value in the fixed maturity options	36
Insufficient account value	36

3. Transferring your money among investment options	37
Transferring your account value	37
Disruptive transfer activity	37
Automatic transfer options	38
Investment simplifier	38
Rebalancing your account value	39

“We,” “our” and “us” refer to AXA Equitable.

When we address the reader of this prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is the participant.

When we use the word “contract” we mean the group contract issued to the plan trustee or employer (“contract holder”). When we use the word “certificate,” we mean the participation certificate that summarizes the rights of each participant covered under the group contract.

Contents of this Prospectus	3

4. Accessing your money	40
Withdrawing your account value	40
How withdrawals are taken from your account value	43
Loans	43
Termination of participation	44
Texas ORP participants	45
When to expect payments	45
Your annuity payout options	45

5. Charges and expenses	47
Charges under the contracts	47
Charges that the Trusts deduct	49
Variations in charges	50

6. Payment of death benefit	51
Your beneficiary and payment of benefit	51
How death benefit payment is made	51
Beneficiary continuation option	51

7. Tax information	53
Tax information and ERISA matters	53
Choosing a contract to fund a retirement arrangement	53
Special rules for tax-favored retirement plans	53
Additional “Saver’s Credit” for salary reduction contributions to certain plans	53
Tax-sheltered annuity arrangements (TSAs)	54
Distributions from TSAs	56
Public employee deferred compensation plans (EDC Plans)	59
ERISA matters	62
Certain rules applicable to plans designed to comply with Section 404(c) of ERISA	62
Federal and state income tax withholding and information reporting	62
Federal income tax withholding on periodic annuity payments	63
Federal income tax withholding on non-periodic annuity payments (withdrawals) which are not eligible for rollover distributions	63
Mandatory withholding from eligible rollover distributions	63
Impact of taxes to AXA Equitable	63

8. More information	64
About our Separate Account A	64
About the Trusts	64
About our fixed maturity options	64
About the general account	65
Dates and prices at which certificate events occur	66
About your voting rights	66
Statutory compliance	67
About legal proceedings	67
Financial statements	67
Transfers of ownership, collateral assignments, loans, and borrowing	67
Funding changes	67
Distribution of the contracts	67

9. Incorporation of certain documents by reference	70

Appendices

I	—	Condensed financial information	I-1
II	—	Market value adjustment example	II-1
III	—	Death benefit example	III-1
IV	—	State contract availability and/or variations of certain features and benefits	IV-1

Statement of additional information
Table of contents

4	Contents of this Prospectus

Index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

account value	29
annuity payout options	45
AXA Equitable Access Account	51
beneficiary	45
beneficiary continuation option	51
business day	15
cash value	33
certificate	1
contract date	28
contract date anniversary	28
contract year	28
contributions	14
disruptive transfer activity	37
DOL	28
EDC	1
ERISA	28
elective deferral contributions	54
fixed maturity amount	54
fixed maturity option	26
Guaranteed Annual Withdrawal Amount	29
guaranteed interest option	26
Guaranteed Withdrawal Benefit for Life	29
Guaranteed Withdrawal Benefit for Life charge	49
Guaranteed Transfer Withdrawal Rate	29
Guaranteed Withdrawal Rate	29
GWBL account value	29
GWBL variable investment options	15, 28

Page

investment options	1, 14
market adjusted amount	24
market timing	29
market value adjustment	24
maturity value	24
net loan interest charge	34
Non-GWBL investment options	15, 29
Online Account Access	7
partial withdrawals	32
participant	1
participation date	13
participation date anniversary	13
participation year	13
portfolio	1
processing office	7
rate to maturity	24
Required Beginning Date	51
SAI	2
SEC	2
salary reduction contributions	53
TOPS	7
TSA	1
Trusts	1
unit	36
unit investment trust	64
variable investment options	1, 14

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

Prospectus	Contract or Supplemental Materials
account value	Annuity Account Value

unit	Accumulation unit

unit value	Accumulation unit value

Index of key words and phrases	5

Who is AXA Equitable?

We are AXA Equitable Life Insurance Company (“AXA Equitable”), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA (“AXA”). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable’s parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $         billion in assets as of December 31, 2011. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

6	Who is AXA Equitable?

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

AXA Equitable

EQUI-VEST®

Unit Annuity Lockbox

P.O. Box 13463

Newark, NJ 07188-0463

For TSA and governmental employer EDC loan repayments sent by regular mail:

AXA Equitable

EQUI-VEST®

Loan Repayments Lockbox

P.O. Box 13496

Newark, NJ 07188-0496

For contributions sent by express delivery:

AXA Equitable

JPMorganChase

EQUI-VEST Lockbox #13463

4 Chase Metrotech Center (7th Floor)

Brooklyn, NY 11245-0001

Telephone number to be listed on express mail packages

Attn: Extraction Supervisor, (718) 242-0716

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sentby regular mail:

AXA Equitable

EQUI-VEST® Processing Office

P.O. Box 4956

Syracuse, NY 13221-4956

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

AXA Equitable

EQUI-VEST® Processing Office

100 Madison Street, Suite 1000

Syracuse, NY 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

Reports we provide:

•	confirmation notices of financial transactions; and

•

quarterly statements of your contract values as of the close of each calendar quarter including your Guaranteed Annual Withdrawal Amount, if applicable, as of the beginning and end of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.

Telephone operated program support (“TOPS”) and Online Account Access systems

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	rates to maturity for fixed maturity options;

•	the daily unit values for the variable investment options;

•	performance information regarding the variable investment options (not available through TOPS); and

•	the Guaranteed Withdrawal Rate and the Guaranteed Transfer Withdrawal Rate. (Available on or about September 25, 2012).

You can also:

•	change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

•	change your TOPS personal identification number (“PIN”) (through TOPS only) and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

•	elect the investment simplifier.

Under Online Account Access only you can:

•	elect to receive certain contract statements electronically;

•	change your address; and

•	access “Frequently Asked Questions” and certain service forms.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa-equitable.com and logging in to access your

Who is AXA Equitable?	7

account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this prospectus).

Customer service representative:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at (800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

Toll-free telephone service:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	election of the investment simplifier;

(2)	election of the automatic deposit service (TSA certificates only);

(3)	election of the rebalancing program;

(4)	election of required minimum distribution automatic withdrawal option;

(5)	election of beneficiary continuation option;

(6)	transfer/rollover of assets to another carrier;

(7)	request for a loan;

(8)	tax withholding election;

(9)	certificate surrender and withdrawal requests;

(10)	requests to make an initial allocation to the GWBL variable investment options;
(11)	election to begin withdrawals under the Guaranteed Withdrawal Benefit for Life;

(12)	requests for enrollment in either our Maximum payment plan or Customized payment plan (for the Guaranteed Withdrawal Benefit for Life only); and

(13)	death claims.

We also have specific forms that we recommend you use for the following types of requests:

(1)	address changes;

(2)	beneficiary changes; and

(3)	transfers among investment options.

To change or cancel any of the following we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	investment simplifier;

(2)	rebalancing program;

(3)	systematic withdrawals; and

(4)	the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your certificate number along with adequate details about the notice you wish to give or the action you wish us to take.

Signatures:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the plan requires it.

8	Who is AXA Equitable?

EQUI-VEST® Strategies (Series 900) group annuity contract at a glance — key features

Professional investment management	EQUI-VEST® Strategies’ variable investment options invest in different portfolios sub-advised by professional investment advisers.
Variable Investment Options	The Variable Investment Options for which information is provided in this prospectus are available under the contract, subject to state regulatory approval and availability under your employer’s plan.
Guaranteed interest option	• Principal and interest guarantees • Interest rates set periodically
Fixed maturity options	• 10 fixed maturity options with maturities ranging from approximately 1 to 10 years. • Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
If you make any withdrawals (including transfers, surrender or termination of your certificate or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjust- ment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
Tax considerations	• No tax on earnings inside the contract until you make withdrawals from your certificate or receive annuity payments.
• No tax on transfers among investment options inside the contract.
Because you are purchasing or contributing to an annuity contract to fund a tax-qualified employer sponsored retirement arrangement you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these contracts, employers should consider whether its features and benefits beyond tax deferral meet participant’s needs and goals. Employers may also want to consider the relative features, benefits and costs of these contracts with any other investment that participants may use in connection with their retirement plan or arrangement. Depending on the participant’s personal situation, the contract’s guaranteed benefits may have limited usefulness because of required minimum distributions (“RMDs”). (For more information, see “Tax information,” later in this prospectus.)
Guaranteed Withdrawal Benefit for Life	If available, the Guaranteed Withdrawal Benefit for Life (“GWBL”) guarantees that you can take withdrawals from your GWBL account value up to your Guaranteed Annual Withdrawal Amount beginning at age 65 or later and subject to a distributable event (generally, when you are no longer employed by the plan sponsor or the plan terminates). Withdrawals of your Guaranteed Annual Withdrawal Amount between the ages of 59 1/2 and 65 are available but will result in a reduced Guaranteed Annual Withdrawal Amount. Withdrawals are taken from your GWBL account value and continue during your lifetime even if your GWBL account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount). Early withdrawals from your GWBL account value or withdrawals from your GWBL account value that exceed your Guaranteed Annual Withdrawal Amount may significantly reduce or eliminate the value of the GWBL. Amounts allocated in connection with the GWBL feature are limited to the GWBL variable investment options. You generally may not transfer amounts out of the GWBL variable investment options to the Non-GWBL investment options. For more information, see “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in “Contract features and benefits” later in this prospectus.
Contribution amounts	• $20 (minimum) each contribution • Maximum contribution limitations apply to all contracts.
In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age 81 and older at issue) under all EQUI-VEST® series, EQUI-VEST At Retirement® and At RetirementSM contracts with the same participant or owner. Also, we may refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts/certificates of which you are owner or under which you are the participant would total $2,500,000. Upon advance notice to you, we may exercise certain rights we have under the contract/certificate regarding contributions. We may also, at any time, exercise our right to close a variable investment option to new contributions or transfers. For more information, see “How you can contribute to your certificate” in “Contract features and benefits” later in this prospectus.

EQUI-VEST® Strategies (Series 900) group annuity contract at a glance — key features	9

Access to your money

•    Partial withdrawals

•    Loans (if permitted by your plan)

•    Withdrawals of your Guaranteed Annual Withdrawal Amount (if you funded the GWBL feature)

•    Several withdrawal options on a periodic basis

•    Certificate surrender

Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain withdrawals or if you surrender your certificate. You may also incur income tax and a penalty tax.

Death Benefit Protection	The contract provides a death benefit for the beneficiary. The death benefit is equal to the account value or the standard death benefit, whichever is higher. However, if you elect the enhanced death benefit, the death benefit is equal to your account value (less any outstanding loan and accrued loan interest) or the enhanced death benefit, whichever is higher.
Payout options	• Fixed annuity payout options • Variable Immediate Annuity payout options (described in a separate prospectus for that option)
Additional features

•    Dollar cost averaging by automatic transfers

—    Interest sweep option

—    Fixed dollar option

•    Rebalancing of your Non-GWBL account value (quarterly, semiannually, and annually)

•    No charge on transfers among investment options

•    Waiver of withdrawal charge under certain circumstances

•    Beneficiary continuation option

Fees and Charges	Please see “Fee table” later in this prospectus for complete details.
Participant issue ages	• 0-80

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply, or may be imposed by employers under their plans. The contract may not currently be available in all states. Certain features and benefits described in this prospectus, including the availability of all investment options, may vary in your state or at certain ages or under your investment method; all features and benefits may not be available in all contracts or in all states. Your employer may elect not to offer all of the investment options under the contract as described in this prospectus. Please see Appendix IV later in this prospectus for more information on state availability and/or variations of certain features and benefits.

The general obligations and any guaranteed benefits under the contract, including the Guaranteed Withdrawal Benefit for Life (“GWBL”), are supported by AXA Equitable’s general account and are subject to AXA Equitable’s claims paying ability. Owners and participants should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this prospectus, as well as your certificate. This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The group deferred annuity contract, your participation certificate and any endorsements, riders and data pages are the entire contract between you and AXA Equitable. The prospectus and participation certificate should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your certificate, you may return it to us for a refund within a certain number of days. Please see “Your right to cancel within a certain number of days” in “Contract features and benefits” later in this prospectus for additional information.

10	EQUI-VEST® Strategies (Series 900) group annuity contract at a glance — key features

Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering an EQUI-VEST® Strategies certificate. Each of the charges and expenses is more fully described in “Charges and expenses” later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted when you surrender your certificate or make certain withdrawals)	6.00%
Charge if you elect a Variable Immediate Annuity payout option (which is described in a separate prospectus for that option)	$350
Charge for third-party transfer or direct rollover(1)	$65 maximum per participant for each occurrence; currently $25 per participant for each occurrence.
Special services charges
• Wire transfer charge(2)	$90 (current and maximum)
• Express mail charge(2)	$35 (current and maximum)
The following tables describe the fees and expenses that you will pay periodically during the time that you participate in the contract, not including underlying Trust portfolio fees and expenses.
Charges we deduct from your account value on each participation date anniversary(3)
Maximum annual administrative charge	The lesser of a current charge of $30 (maximum $65) or 2% of your account value plus any prior withdrawals during the participation year.
Net loan interest charge — (calculated and deducted daily as a percentage of the outstanding loan amount)	2.00%(4)
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets

Separate Account annual expenses(5)	0.25% to 1.20% (maximum)
Charges we deduct from your account value each year if you elect the enhanced death benefit

Enhanced death benefit charge (as a percentage of your account value) is deducted annually on each participation date anniversary	0.15% (maximum)
Charges we deduct from your GWBL account value each year if you elect the following benefit

Guaranteed Withdrawal Benefit for Life charge (calculated as a percentage of your GWBL account value)(6)	[ ]%

Please see “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in “Contract features and benefits” for more information about this feature, and “Guaranteed Withdrawal Benefit for Life charge” in “Charges and expenses” later in this prospectus.

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses for 2011 (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(7)	Lowest %	Highest %

Fee table	11

Notes:

(1)	This charge will never exceed 2% of the amount disbursed or transferred.

(2)	Unless you specify otherwise, this charge will be deducted from the amount you request.

(3)	Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third-party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your contract for more information.

(4)	We charge interest on loans under your certificate but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(5)	For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit. For contracts issued in Texas under a Texas ORP Plan, the total Separate Account charges and the total portfolio operating expenses of the Trusts when added together are not permitted to exceed 2.75%.

(6)	If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your certificate date anniversary, we will deduct a pro rata portion of the charge for that year.

(7)	Total Annual Portfolio Operating Expenses are based, in part, on estimated amounts for the underlying portfolios. In addition, the “Lowest” represents the total annual operating expenses of the Portfolio. The “Highest” represents the total annual operating expenses of the Portfolio.

Examples: EQUI-VEST® Strategies contracts

These examples are intended to help you compare the cost of investing in the EQUI-VEST® Strategies contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the underlying Trust fees and expenses (including the underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The guaranteed interest option and the fixed maturity options are not covered in these examples. However, the withdrawal charge, the enhanced death benefit charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the guaranteed interest option and the fixed maturity options. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Both examples below show the expenses a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2011, which results in an estimated charge of         % of account value.

These examples should not be considered a representation of past or future expenses for the options shown. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance.

The first example assumes that you invest $10,000 in the GWBL variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the charge for the Guaranteed Withdrawal Benefit for Life, the example also assumes separate account annual expenses and that amounts are allocated to the GWBL variable investment options that invest in Portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations). The GWBL variable investment options with the maximum and minimum underlying Portfolio expenses are the [                    ] Portfolio and [                    ] Portfolio, respectively.

	If you surrender your certificate at the end of the applicable time period				If you annuitize your certificate at the end of the applicable time period and select a non-life contingent period certain annuity option with less than five years(1)				If you do not surrender your certificate at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	—	—	—	—	—	—	—	—	—	—	—	—
(b) assuming minimum fees and expenses of any of the Portfolios	—	—	—	—	—	—	—	—	—	—	—	—

(1)	Please see “Withdrawal charge” in “Charges and Expenses” later in this prospectus for more information on withdrawal charge waivers upon annuitization.

The second example assumes that you invest $10,000 in the Non-GWBL variable investment options for the time periods indicated, with no allocations to the GWBL variable investment options and that your investment has a 5% return each year. The example also assumes separate account annual expenses and that amounts are allocated to the Non-GWBL variable investment options that invest in Portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations). The Non-GWBL variable investment options with the maximum and minimum underlying Portfolio expenses are the [                    ] Portfolio and [                    ] Portfolio, respectively.

12	Fee table

	If you surrender your certificate at the end of the applicable time period				If you annuitize your certificate at the end of the applicable time period and select a non-life contingent period certain annuity option with less than five years(1)				If you do not surrender your certificate at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	—	—	—	—	—	—	—	—	—	—	—	—
(b) assuming minimum fees and expenses of any of the Portfolios	—	—	—	—	—	—	—	—	—	—	—	—

(1)	Please see “Withdrawal charge” in “Charges and Expenses” later in this prospectus for more information on withdrawal charge waivers upon annuitization.

Condensed financial information

Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2011.

Fee table	13

1. Contract features and benefits

How you can contribute to your certificate

Payments made to us are called “contributions.” We require a minimum contribution amount of $20. If the total annual contributions to a TSA contract will be at least $200 annually, we may accept contributions of less than $20. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. The following table summarizes our rules regarding contributions to your certificate.

The 12-month period beginning on the participant’s date and each 12-month period thereafter is a “participation year.” The “participation date” means the earlier of (a) the business day on which we issue a certificate to the Plan participant under the EQUI-VEST® Strategies contract and (b) the business day on which the first contribution for the Plan participant is received at our processing office. For example, if your participation date is May 1, your participation date anniversary is April 30.

We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the GWBL feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the GWBL variable investment options, you may no longer be able to fund your GWBL feature. This means that if you have not yet allocated amounts to the GWBL variable investment options, you may not be able to fund the GWBL feature at all. This also means that if you have already funded the GWBL feature by allocating amounts to the GWBL variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

Contract type	Source of contributions	Limitations on contributions
TSA

•    Employer-remitted employee salary reduction and/or various types of employer contributions.

•    Additional “catch-up” contributions.

•    Only if plan permits, “designated Roth” contributions under Section 402A of the Code.

•    Only if plan permits, direct plan-to-plan transfers from another 403(b) plan or contract exchanges from another 403(b) contract under the same plan.

•    Only if plan permits, eligible rollover distributions from other 403(b) plans, qualified plans, governmental employer 457(b) EDC plans and traditional IRAs.

•    For 2012, maximum amount of employer and employee contributions is generally the lesser of $50,000 or 100% of compensation, with maximum salary reduction contribution of $17,000.

•    If employer’s plan permits, an individual at least age 50 at any time during 2012 can make up to $5,500 additional salary reduction “catch-up” contributions.

•    All salary reduction contributions (whether pre-tax or designated Roth) may not exceed the total maximum (For 2012, $17,000 and age 50 catch-up of $5,500).

•    Rollover or direct transfer contributions after age 70 1/2 must be net of any required minimum distributions.

•    Different sources of contributions and earnings may be subject to withdrawal restrictions.

Governmental Employer EDC

•    Employer-remitted employee salary reduction and/or employer contributions.

•    Additional “age 50 catch-up” contributions.

•    Only if plan permits, “designated Roth” contributions under Sections 457 and 402A of the Code.

•    Only if the plan permits, eligible rollover distributions from other governmental employer 457(b) EDC plans, 403(b) plans, qualified plans and traditional IRAs.

•    Contributions subject to plan limits. Maximum contribution for 2012 is lesser of $17,000 or 100% of includible compensation.

•    If plan permits, an individual may make catch-up contributions for 3 years of service preceding plan retirement age; 2012 maximum is $34,000.

•    If governmental employer 457(b) EDC plan permits, an individual at least age 50 at any time during 2012 can make up to $5,500 additional salary reduction “catch-up” contributions. This must be coordinated with the “catch-up” contributions for 3 years of service preceding plan retirement age.

See “Tax information” later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your certificate, see “Dates and prices at which certificate events occur” in “More information” later in this prospectus. Please review your certificate for information on contribution limitations.

14	Contract features and benefits

How EQUI-VEST® Strategies is available

The contract is offered to fund certain TSA and governmental employer EDC plans. The plan trustee or the employer will be the EQUI-VEST® Strategies contract holder and participants under the plans will be covered by the contract. The maximum issue age for the participant is 80.

How contributions can be made

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to “AXA Equitable.” We do not accept third-party checks endorsed to us except for rollover contributions, or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers.” If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority (“FINRA”) time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete enrollment form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur.”

Your employer can discontinue contributions at any time. We can discontinue contributions under the contract upon a material breach by your employer of the terms and conditions of the contract. If contributions are discontinued, all terms and conditions of the contract will still apply, however, no additional contributions will be accepted by us.

What are your investment options under the contract?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you or your employer selects (see “Selecting your investment method,” later in this prospectus). We may, at any time, exercise our rights to change, limit or amend the number of investment options an employer may elect or to close a variable investment option to new contributions or transfers.

Subject to availability in your plan, if you are between the ages of 45 and 85, you have the option of allocating amounts to the GWBL variable investment options. Allocations may be made by salary deferral contributions (pre-tax and Roth), employer contributions, and lump sum transfers and rollover contributions from another provider. Your allocation to the GWBL variable investment options may also be a transfer from your Non-GWBL investment options. Your initial allocation to the GWBL variable investment options must total at least $1,000.

The amounts that you allocate to the GWBL variable investment options may represent all or just a portion of your contribution or transfer. In other words, you do not have to allocate the full amount of any contribution or transfer to the GWBL variable investment options. Through your allocation instructions to us, you can select from among the GWBL variable investment options and the Non-GWBL investment options available to you. Also, if you allocate amounts to the GWBL variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop future allocations to these investment options. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions or transfers to the GWBL variable investment options. Also, we reserve the right to limit or terminate contributions and transfers to the GWBL variable investment options.

By allocating at least $1,000 of your total contribution or transfer amount to the GWBL variable investment options, you are activating the Guaranteed Withdrawal Benefit for Life (“GWBL”) feature. This is the only way in which you can activate this benefit. No other action is required of you. If you do not wish to activate the GWBL feature, you should not allocate any amount to the GWBL variable investment options. All amounts allocated to the GWBL variable investment options are subject to the terms and conditions of the GWBL feature. Also, please note that a separate charge for the GWBL feature will be incurred as of the date you allocate amounts to the GWBL variable investment options.

Once you allocate amounts to the GWBL variable investment options, such amounts may be transferred among the GWBL variable investment options, but generally may not be transferred to the Non-GWBL

Contract features and benefits	15

investment options. The GWBL feature is discussed in detail later in this section under “Guaranteed Withdrawal Benefit for Life (“GWBL”).”

Currently, the GWBL variable investment options are limited to those listed below. It is important to note that they are also available without the GWBL feature. To show that these variable investment options are available both with and without the GWBL feature, our applications, administrative forms and website often show separate lists for the GWBL variable investment options and the Non-GWBL variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the GWBL feature and those amounts that you wish to have allocated to your Non-GWBL variable investment options.

For allocations to your GWBL account value	For allocations to your Non-GWBL account value
GWBL AXA Balanced Strategy	AXA Balanced Strategy
GWBL AXA Conservative Growth Strategy	AXA Conservative Growth Strategy
GWBL AXA Conservative Strategy	AXA Conservative Strategy
GWBL AXA Moderate Growth Strategy	AXA Moderate Growth Strategy
GWBL EQ/AllianceBernstein Dynamic Wealth Strategies	EQ/AllianceBernstein Dynamic Wealth Strategies

Variable Investment Options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

You can choose from among the variable investment options, the guaranteed interest option and fixed maturity options, subject to certain restrictions and your employer’s plan limitations.

16	Contract features and benefits

Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the “sub-advisers”) to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the “Distributors”) receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios’ average daily net assets. The affiliated portfolios’ sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios’ prospectuses for more information.) These fees and payments will reduce the underlying portfolios’ investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable’s financial risks associated with certain guaranteed features. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

AXA Premier VIP Trust Portfolio Name	Share Class	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
AXA AGGRESSIVE ALLOCATION	Class B	Seeks long-term capital appreciation.	• AXA Equitable Funds Management Group, LLC
AXA CONSERVATIVE ALLOCATION	Class B	Seeks a high level of current income.	• AXA Equitable Funds Management Group, LLC
AXA CONSERVATIVE-PLUS ALLOCATION	Class B	Seeks current income and growth of capital, with a greater emphasis on current income.	• AXA Equitable Funds Management Group, LLC
AXA MODERATE ALLOCATION	Class A	Seeks long-term capital appreciation and current income.	• AXA Equitable Funds Management Group, LLC
AXA MODERATE-PLUS ALLOCATION	Class B	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• AXA Equitable Funds Management Group, LLC

Contract features and benefits	17

AXA Premier VIP Trust Portfolio Name	Share Class	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
MULTIMANAGER AGGRESSIVE EQUITY	Class A	Seeks long-term growth of capital.

•    AllianceBernstein L.P.

•    AXA Equitable Funds Management Group, LLC

•    ClearBridge Advisors, LLC

•    Goodman & Co. NY Ltd.

•    Legg Mason Capital Management, Inc.

•    Marsico Capital Management, LLC

•    T. Rowe Price Associates, Inc.

•    Westfield Capital Management Company, L.P.

MULTIMANAGER CORE BOND	Class B	Seeks a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
MULTIMANAGER INTERNATIONAL EQUITY	Class B	Seeks long-term growth of capital.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • JPMorgan Investment Management Inc. • Marsico Capital Management, LLC
MULTIMANAGER LARGE CAP CORE EQUITY	Class B	Seeks long-term growth of capital.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • Janus Capital Management, LLC • Thornburg Investment Management, Inc.
MULTIMANAGER LARGE CAP VALUE	Class B	Seeks long-term growth of capital.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • Institutional Capital LLC • MFS Investment Management
MULTIMANAGER MID CAP GROWTH	Class B	Seeks long-term growth of capital.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Franklin Advisers, Inc. • Wellington Management Company, LLP
MULTIMANAGER MID CAP VALUE	Class B	Seeks long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Knightsbridge Asset Management, LLC • Tradewinds Global Investors, LLC

18	Contract features and benefits

AXA Premier VIP Trust Portfolio Name	Share Class	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
MULTIMANAGER MULTI-SECTOR BOND	Class A	Seeks high total return through a combination of current income and capital appreciation.	• Pacific Investment Management Company LLC • Post Advisory Group, LLC • SSgA Funds Management, Inc.
MULTIMANAGER SMALL CAP GROWTH	Class B	Seeks long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Lord, Abbett & Co. LLC • Morgan Stanley Investment Management Inc. • NorthPointe Capital, LLC
MULTIMANAGER SMALL CAP VALUE	Class B	Seeks long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Franklin Advisory Services, LLC • Horizon Asset Management, Inc. • Pacific Global Investment Management Company
MULTIMANAGER TECHNOLOGY	Class B	Seeks long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • RCM Capital Management, LLC • SSgA Funds Management, Inc. • Wellington Management Company, LLP
TARGET 2015 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• AXA Equitable Funds Management Group, LLC
TARGET 2025 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• AXA Equitable Funds Management Group, LLC
TARGET 2035 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• AXA Equitable Funds Management Group, LLC
TARGET 2045 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• AXA Equitable Funds Management Group, LLC
EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
ALL ASSET GROWTH-ALT 20(1)	Class IB	Seeks long-term capital appreciation and current income.	• AXA Equitable Funds Management Group, LLC
AXA TACTICAL MANAGER 400	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of mid-capitalization companies, including securities in the Standard & Poor’s MidCap 400 Index.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC

Contract features and benefits	19

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
AXA TACTICAL MANAGER 500	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of large-capitalization companies, including securities in the Standard & Poor’s 500 Composite Stock Price Index.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC
AXA TACTICAL MANAGER 2000	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities in the Russell 2000 Index.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC
AXA TACTICAL MANAGER INTERNATIONAL	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of foreign companies, including securities in the Morgan Stanley Capital International EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index and the Tokyo Stock Price Index.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH	Class IA	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P.
EQ/AXA FRANKLIN SMALL CAP VALUE CORE	Class IB	Seeks to achieve long-term total return.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Franklin Advisory Services, LLC
EQ/BLACKROCK BASIC VALUE EQUITY	Class IB	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC
EQ/BOSTON ADVISORS EQUITY INCOME	Class IB	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Boston Advisors, LLC
EQ/CALVERT SOCIALLY RESPONSIBLE	Class IB	Seeks to achieve long-term capital appreciation.	• Bridgeway Capital Management, Inc. • Calvert Investment Management Inc.
EQ/CAPITAL GUARDIAN GROWTH	Class IB	Seeks to achieve long-term growth of capital.	• Capital Guardian Trust Company
EQ/CAPITAL GUARDIAN RESEARCH	Class IB	Seeks to achieve long-term growth of capital.	• Capital Guardian Trust Company

20	Contract features and benefits

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
EQ/COMMON STOCK INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	• AllianceBernstein L.P.
EQ/CORE BOND INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government/Credit Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate U.S. Government/Credit Index.	• SSgA Funds Management, Inc.
EQ/DAVIS NEW YORK VENTURE	Class IB	Seeks to achieve long-term growth of capital.	• Davis Selected Advisors, L.P.
EQ/EQUITY 500 INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	• AllianceBernstein L.P.
EQ/EQUITY GROWTH PLUS	Class IB	Seeks to achieve long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Capital Management, Inc. • BlackRock Investment Management, LLC
EQ/FRANKLIN CORE BALANCED	Class IB	Seeks to maximize income while maintaining prospects for capital appreciation.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN TEMPLETON ALLOCATION	Class IB	Primarily seeks capital appreciation and secondarily seeks income.	• AXA Equitable Funds Management Group, LLC
EQ/GAMCO MERGERS AND ACQUISITIONS	Class IB	Seeks to achieve capital appreciation.	• GAMCO Asset Management, Inc.
EQ/GAMCO SMALL COMPANY VALUE	Class IB	Seeks to maximize capital appreciation.	• GAMCO Asset Management, Inc.
EQ/GLOBAL BOND PLUS	Class IB	Seeks to achieve capital growth and current income.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • First International Advisors, LLC • Wells Capital Management, Inc.
EQ/GLOBAL MULTI-SECTOR EQUITY	Class IB	Seeks to achieve long-term capital appreciation.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Morgan Stanley Investment Management Inc.

Contract features and benefits	21

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
EQ/INTERMEDIATE GOVERNMENT BOND INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate U.S. Government Bond Index.	• SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE PLUS	Class IB	Seeks to achieve long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Hirayama Investments, LLC • Wentworth Hauser and Violich, Inc.
EQ/INTERNATIONAL EQUITY INDEX	Class IA	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% Dow Jones EURO STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P.
EQ/INTERNATIONAL VALUE PLUS	Class IB	Seeks to provide current income and long- term growth of income, accompanied by growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Northern Cross, LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Class IB	Seeks to achieve long-term capital appreciation.	• J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE PLUS	Class IB	Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Institutional Capital LLC
EQ/LARGE CAP GROWTH INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends at a risk level consistent with that of the Russell 1000 Growth Index.	• AllianceBernstein L.P.
EQ/LARGE CAP GROWTH PLUS	Class IB	Seeks to provide long-term capital growth.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Marsico Capital Management, LLC
EQ/LARGE CAP VALUE INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.	• SSgA Funds Management, Inc.

22	Contract features and benefits

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
EQ/LARGE CAP VALUE PLUS	Class IA	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC
EQ/LORD ABBETT GROWTH AND INCOME	Class IB	Seeks to achieve capital appreciation and growth of income without excessive fluctuation in market value.	• Lord, Abbett & Co. LLC
EQ/LORD ABBETT LARGE CAP CORE	Class IB	Seeks to achieve capital appreciation and growth of income with reasonable risk.	• Lord, Abbett & Co. LLC
EQ/MFS INTERNATIONAL GROWTH	Class IB	Seeks to achieve capital appreciation.	• MFS Investment Management
EQ/MID CAP INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.	• SSgA Funds Management, Inc.
EQ/MID CAP VALUE PLUS	Class IB	Seeks to achieve long-term capital appreciation.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Wellington Management Company, LLP
EQ/MONEY MARKET	Class IA	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• The Dreyfus Corporation
EQ/MONTAG & CALDWELL GROWTH	Class IB	Seeks to achieve capital appreciation.	• Montag & Caldwell, LLC
EQ/MORGAN STANLEY MID CAP GROWTH	Class IB	Seeks to achieve capital growth.	• Morgan Stanley Investment Management Inc.
EQ/MUTUAL LARGE CAP EQUITY	Class IB	Seeks to achieve capital appreciation, which may occasionally be short-term, and secondarily, income.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Franklin Mutual Advisers, LLC
EQ/OPPENHEIMER GLOBAL	Class IB	Seeks to achieve capital appreciation.	• OppenheimerFunds, Inc.
EQ/PIMCO ULTRA SHORT BOND	Class IB	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Pacific Investment Management Company, LLC
EQ/QUALITY BOND PLUS	Class IA	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC
EQ/SMALL COMPANY INDEX	Class IB	Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.	• AllianceBernstein L.P.
EQ/T. ROWE PRICE GROWTH STOCK	Class IB	Seeks to achieve long-term capital appreciation and secondarily, income.	• T. Rowe Price Associates, Inc.
EQ/TEMPLETON GLOBAL EQUITY	Class IB	Seeks to achieve long-term capital growth.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Templeton Investment Counsel, LLC

Contract features and benefits	23

EQ Advisors Trust Portfolio Name	Share Class	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
EQ/UBS GROWTH AND INCOME	Class IB	Seeks to achieve total return through capital appreciation with income as a secondary consideration.	• UBS Global Asset Management (Americas) Inc.
EQ/VAN KAMPEN COMSTOCK	Class IB	Seeks to achieve capital growth and income.	• Invesco Advisers, Inc.
EQ/WELLS FARGO OMEGA GROWTH	Class IB	Seeks to achieve long-term capital growth.	• Wells Capital Management, Inc.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series II Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
INVESCO V.I. GLOBAL REAL ESTATE FUND	The fund’s investment objective is total return through growth of capital and current income.	• Invesco Advisers, Inc. • Invesco Asset Management Limited
INVESCO V.I. HIGH YIELD FUND	The fund’s investment objective is total return comprised of current income and capital appreciation.	• Invesco Advisers, Inc.
INVESCO V.I. INTERNATIONAL GROWTH FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
FIDELITY® VIP CONTRAFUND® PORTFOLIO	Seeks long-term capital appreciation.	• Fidelity Management & Research Company (FMR)
Goldman Sachs Variable Insurance Trust – Service Shares Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
GOLDMAN SACHS VIT MID CAP VALUE FUND	Seeks long-term capital appreciation.	• Goldman Sachs Asset Management, L.P.
Ivy Funds Variable Insurance Portfolios Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
IVY FUNDS VIP ENERGY	Seeks to provide long-term capital appreciation.	• Waddell & Reed Investment Management Company (WRIMCO)
IVY FUNDS VIP HIGH INCOME	Seeks, as its primary objective, a high level of current income. As a secondary objective, the Portfolio seeks capital growth when consistent with its primary objective.	• Waddell & Reed Investment Management Company (WRIMCO)
IVY FUNDS VIP MID CAP GROWTH	Seeks to provide growth of your investment.	• Waddell & Reed Investment Management Company (WRIMCO)
IVY FUNDS VIP SMALL CAP GROWTH	Seeks growth of capital.	• Waddell & Reed Investment Management Company (WRIMCO)
Lazard Retirement Series, Inc. – Service Shares Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	Seeks long-term capital appreciation.	• Lazard Asset Management LLC
MFS® Variable Insurance Trusts – Service Class Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
MFS® INTERNATIONAL VALUE PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company

24	Contract features and benefits

MFS® Variable Insurance Trusts – Service Class Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
MFS® INVESTORS GROWTH STOCK SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company
MFS® TECHNOLOGY PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company
MFS® UTILITIES SERIES	The fund’s investment objective is to seek total return.	• Massachusetts Financial Services Company
Van Eck VIP Trust – S Class Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
VAN ECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration.	• Van Eck Associates Corporation
*	These are the only portfolios available in connection with the Guaranteed Withdrawal Benefit for Life (“GWBL”). Collectively, we refer to them as the “GWBL variable investment options.” Please note that they are also available as Non-GWBL variable investment options.

(1)	This is the Portfolio’s new name, effective on or about May 21, 2012, subject to regulatory approval. The Portfolio’s former name was All Asset Allocation.

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 628-6673.

Contract features and benefits	25

Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in “More information,” later in this prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)	the minimum interest rate guaranteed over the life of the certificate,

(2)	the annual minimum guaranteed interest rate for the calendar year, and

(3)	the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period.

The annual minimum guaranteed interest rate for 2012 ranges from 1.00% to 3.00% depending on your lifetime minimum guaranteed interest rate. The lifetime minimum guaranteed interest rate can range from 1.00% to 3.00% depending on the calendar year in which your certificate is issued. The lifetime minimum guaranteed interest rate is shown in your certificate. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate.

Fixed maturity options

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the “rate to maturity” for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the “fixed maturity amount.”

Fixed maturity options generally range from one to ten years to maturity.

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option’s “maturity value.” Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your “market adjusted amount.”

Fixed maturity options and maturity dates.  As of May 1st, we currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of these fixed maturity options will be available for participants ages 76 and older. See “Allocating your contributions.” As fixed maturity options expire, we expect to add maturity options so that generally ten fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

•	you previously allocated a contribution or made a transfer to the same fixed maturity option; or

•	the rate to maturity is 3%; or

•	the fixed maturity option’s maturity date is within 45 days; or

•	the fixed maturity option’s maturity date is later than the date annuity payments are to begin.

Your choices at the maturity date.  We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in “Allocating your contributions,” would apply:

(a)	transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)	subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option’s maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 15, 2012, the next available maturity date was June 15, 2019 (see “About our fixed maturity options” in “More information” later in this prospectus). We may change our procedures in the future.

Market value adjustment.  If you make any withdrawals (including transfers, surrender or termination of your certificate or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The market value adjustment, positive or negative, resulting from a withdrawal or transfer of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your certificate. The amount of the adjustment will depend on two factors:

(a)	the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)	the length of time remaining until the maturity date.

26	Contract features and benefits

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in “More information” later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

Selecting your investment method

Your employer or you must choose one of the following two methods for selecting your investment options:

•

Maximum investment options choice. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

•

Maximum transfer flexibility. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

You may prefer the Maximum investment options choice method if investing in more conservative variable investment options is important to you. On the other hand, you may prefer the Maximum transfer flexibility method if you are less interested in investing in conservative variable investment options and want to be able to freely transfer amounts out of the guaranteed interest option. Please consult with your financial professional to determine which investment method is appropriate for you.

These investment methods do not apply to the GWBL variable investment options. Regardless of whether you allocate amounts to the GWBL variable investment options, you may select either investment method for your Non-GWBL account value allocations.

Under either method, we may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

Temporary removal of transfer restrictions that apply to the investment methods.  From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the “Maximum investment options choice” method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group “A.” If you elect the “Maximum transfer flexibility” method, for a limited time you will be able to use the fixed income variable investment options listed in group “B” as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the “Maximum investment options choice” method, limits on transfers out of the guaranteed interest option will again apply. If you elect the “Maximum transfer flexibility” method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under “Maximum transfer flexibility” can remain in these options.

Investment Options
A
• Guaranteed Interest Option
Domestic stocks

• AXA Aggressive Allocation

• AXA Moderate-Plus Allocation

• AXA Moderate Growth Strategy

• AXA Tactical Manager 400

• AXA Tactical Manager 500

• AXA Tactical Manager 2000

• EQ/AllianceBernstein Dynamic Wealth Strategies

• EQ/AllianceBernstein Small Cap Growth

• EQ/AXA Franklin Small Cap Value Core

• EQ/BlackRock Basic Value Equity

• EQ/Boston Advisors Equity Income

• EQ/Calvert Socially Responsible

• EQ/Capital Guardian Growth

• EQ/Capital Guardian Research

• EQ/Common Stock Index

• EQ/Davis New York Venture

• EQ/Equity 500 Index

• EQ/Equity Growth PLUS

• EQ/Franklin Templeton Allocation

• EQ/GAMCO Mergers and Acquisitions

• EQ/GAMCO Small Company Value

• EQ/JPMorgan Value Opportunities

• EQ/Large Cap Core PLUS

• EQ/Large Cap Growth Index

• EQ/Large Cap Growth PLUS

• EQ/Large Cap Value Index

• EQ/Large Cap Value PLUS

• EQ/Lord Abbett Growth and Income

• EQ/Lord Abbett Large Cap Core

• EQ/Mid Cap Index

• EQ/Mid Cap Value PLUS

• EQ/Montag & Caldwell Growth

• EQ/Morgan Stanley Mid Cap Growth

• EQ/Mutual Large Cap Equity

• EQ/Small Company Index

• EQ/T. Rowe Price Growth Stock

• EQ/Templeton Global Equity

• EQ/UBS Growth and Income

• EQ/Van Kampen Comstock

• EQ/Wells Fargo Omega Growth

• Fidelity® VIP Contrafund®

• Goldman Sachs VIT Mid Cap Value

• Invesco V.I. Mid Cap Core Equity

• Invesco V.I. Small Cap Equity

• Ivy Funds VIP Energy

• Ivy Funds VIP Mid Cap Growth

• Ivy Funds VIP Small Cap Growth

• MFS® Investors Growth Stock

• MFS® Investors Trust

• MFS® Technology

• MFS® Utilities

• Multimanager Aggressive Equity

• Multimanager Large Cap Core Equity

• Multimanager Large Cap Value

• Multimanager Mid Cap Growth

• Multimanager Mid Cap Value

• Multimanager Small Cap Growth

• Multimanager Small Cap Value

• Multimanager Technology

• Target 2015 Allocation

• Target 2025 Allocation

• Target 2035 Allocation

• Target 2045 Allocation

• Van Eck VIP Global Hard Assets

International Stocks

• AXA Tactical Manager International

• EQ/BlackRock International Value

• EQ/Global Multi-Sector Equity

• EQ/International Equity Index

• EQ/International Value PLUS

• EQ/MFS International Growth

• EQ/Oppenheimer Global

• Invesco V.I. Global Real Estate • Invesco V.I. International Growth • Lazard Retirement Emerging Markets Equity • MFS® International Value • Multimanager International Equity
Balanced/hybrid
• All Asset Growth-Alt 20 • AXA Balanced Strategy	• AXA Moderate Allocation
B
Fixed income

• AXA Conservative Allocation

• AXA Conservative-Plus Allocation

• AXA Conservative Growth Strategy

• AXA Conservative Strategy

• EQ/Core Bond Index

• EQ/Franklin Core Balanced

• EQ/Global Bond PLUS

• EQ/Intermediate Government Bond Index

• EQ/Money Market • EQ/PIMCO Ultra Short Bond • EQ/Quality Bond PLUS • Invesco V.I. High Yield • Ivy Funds VIP High Income • Multimanager Core Bond • Multimanager Multi-Sector Bond
Fixed maturity options

Transfer restrictions apply as indicated above under “Fixed maturity options and maturity dates.”

Contract features and benefits	27

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group “B” investment option. Please note that if you select the “Maximum transfer flexibility” method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the “maximum investment option choice” method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the “B” investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the “maximum transfer flexibility” method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may currently choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

ERISA considerations for employers

If the employer’s plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”) Section 404(c), the employer or the plan trustee must make sure that the investment options chosen for the plan constitute a broad range of investment choices as required by the Department of Labor’s (“DOL”) regulation under ERISA Section 404(c). See “Tax information” later in this prospectus.

Allocating your contributions

Once your employer or you, whichever applies, have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that have been chosen, subject to any restrictions under the investment method. However, you may not allocate more than one contribution to any one fixed maturity option. If you are age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in “Determining your certificate’s value” later in this prospectus.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

Unallocated account

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan’s unallocated account. Any amount held in the plan’s unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan’s unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan’s unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant’s account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan’s unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed employer application, along with any other required documents. The contract date will be shown in the contract. The 12-month period beginning on the contract date and each 12-month period after that date is a “contract year.” The end of each 12-month period is the “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

Guaranteed Withdrawal Benefit for Life (“GWBL”) variable investment options

Subject to availability in your plan and state, if you are between the ages of 45 and 85, for an additional charge you may activate the GWBL feature by allocating amounts to the GWBL variable investment options. Your initial allocation to the GWBL variable investment options must total at least $1,000. For amounts you decide to allocate in connection with this feature, your investment options will be limited to the GWBL variable investment options discussed in detail below. In general, allocating contributions and transfers to the GWBL variable investment options is the primary way of increasing your Guaranteed Annual Withdrawal Amount. All amounts allocated to the GWBL variable investment options are subject to the terms and

28	Contract features and benefits

conditions of the GWBL feature, which include restrictions on your ability to make transfers to the Non-GWBL investment options.

You must select one of the investment methods discussed above (the Maximum investment options choice and Maximum transfer flexibility) for your Non-GWBL account value allocations. If you allocate account value to the GWBL variable investment options, you may select either investment method for your Non-GWBL account value.

The amounts you allocate to the GWBL variable investment options may represent all, or a portion of, your contribution. If you allocate amounts to the GWBL variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop allocations to these investment options.

Currently, the GWBL variable investment options are limited to those listed below. It is important to note that they are also available without the GWBL feature. To show that these variable investment options are available both with and without the GWBL feature, our applications, administrative forms and website often show separate lists for the GWBL variable investment options and the Non-GWBL variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the GWBL feature and those amounts that you wish to have allocated to your Non-GWBL variable investment options.

For allocations to your GWBL account value	For allocations to your Non-GWBL account value
• GWBL AXA Balanced Strategy	• AXA Balanced Strategy
• GWBL AXA Conservative Growth Strategy	• AXA Conservative Growth Strategy
• GWBL AXA Conservative Strategy	• AXA Conservative Strategy
• GWBL AXA Moderate Growth Strategy	• AXA Moderate Growth Strategy
• GWBL EQ/AllianceBernstein Dynamic Wealth Strategies	• EQ/AllianceBernstein Dynamic Wealth Strategies

Upon advance notice to you, we reserve the right to add or remove GWBL variable investment options at our sole discretion.

Please see “Guaranteed Withdrawal Benefit for Life”immediately below for more information about this feature.

Once your contributions are allocated to the investment options, they become a part of your account value. Amounts allocated to the GWBL variable investment options will become part of your “GWBL account value.” Amounts allocated to the other available investment options, or "Non-GWBL investment options," will become part of your "Non-GWBL account value." We discuss account value in “Determining your certificate’s value” later in this prospectus.

Guaranteed Withdrawal Benefit for Life (“GWBL”)

(Available with all EQUI-VEST® Strategies contracts except tax-exempt employer EDC contracts)

Effective on or about June 25, 2012 (subject to plan and state approval), the Guaranteed Withdrawal Benefit for Life (“GWBL”) will be added as a feature on your EQUI-VEST® Strategies contract. For an additional charge, the GWBL guarantees that you can take withdrawals from your GWBL account value up to a maximum amount per contract year (your “Guaranteed Annual Withdrawal Amount”) during your lifetime (or your spouse’s lifetime if Joint life payments are elected) even if your GWBL account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed

Annual Withdrawal Amount. In order to activate the GWBL, you must meet the following two requirements:

(1)	You must be between the ages of 45 and 85.

-AND-

(2)	You must allocate a minimum of $1,000 to your GWBL account value, either through a new contribution or a one-time transfer from your Non-GWBL account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your GWBL account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the GWBL will be deducted from your GWBL account value on each participant date anniversary. For a description of how the charge is deducted, see “Guaranteed Withdrawal Benefit for Life charge” later in “Charges and expenses.”

For amounts allocated in connection with the GWBL, your investment options will be limited to the GWBL variable investment options. Amounts allocated to the GWBL variable investment options make up your GWBL account value. See “Guaranteed Withdrawal Benefit Life variable investment options” in “Allocating your contributions” earlier in this section.

Please note that you are not required to activate the GWBL and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your GWBL account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of GWBL Early and Excess withdrawals” below in this section).

Prior to allocating amounts to the GWBL variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your GWBL account value.

Determining your Guaranteed Annual Withdrawal Amount

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

•	contributions to the GWBL variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

•	transfers to the GWBL variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

•

any Ratchet increase of your Ratchet Base on your participant date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your certificate.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the beginning and end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

•	contributions and transfers to the GWBL variable investment options are not permitted;

Contract features and benefits	29

•	your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no GWBL Excess withdrawals; and

•	your Guaranteed Annual Withdrawal Amount may increase as the result of a Ratchet increase of your Ratchet Base.

The Guaranteed Withdrawal Rate and Guaranteed Transfer Withdrawal Rate

With the GWBL, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate (“GWR”) to amounts you contribute to the GWBL variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate (“GTWR”) to amounts you transfer to the GWBL variable investment options from other the investment options in your EQUI-VEST® Strategies contract, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65. The GWR will never be less than 2.5%, or greater than 7%, for all periods.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. We may, however, declare a rate higher than 7% in our sole discretion.

•

Ten-Year Treasuries Formula Rate.  For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%. In our sole discretion, we may declare a GTWR that is greater than 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The GWBL account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the GWBL feature

Assume you are eligible to activate the GWBL feature and have $50,000 in your EQUI-VEST® Strategies certificate. You then make a one-time transfer of $1,000 from your Non-GWBL account value to the GWBL variable investment options. The GTWR at the time is 3%. Your amounts under the GWBL are calculated as follows:

•	Your GWBL account value is $1,000.

•	Your Ratchet Base is $1,000.

•	Your Guaranteed Annual Withdrawal Amount (“GAWA”) is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1st and decide to make on-going contributions that amount to $200 to the GWBL variable investment options on the 15th of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the GWBL account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base(*)	GWBL account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000
Date	Contribution	GWR	New GAWA	Total GAWA	Ratchet Base(*)	GWBL account value
Jan. 15	$200	3%	$6	$36	$1,200	$1,200
Feb. 15	$200	3%	$6	$42	$1,400	$1,400
Mar. 15	$200	3%	$6	$48	$1,600	$1,600
Apr. 15	$200	4%	$8	$56	$1,800	$1,800
May. 15	$200	4%	$8	$64	$2,000	$2,000
Jun. 15	$200	4%	$8	$72	$2,200	$2,200
(*)	The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

Assume you activated the benefit as described in EXAMPLE 1 on December 1st and continue to make on-going contributions of $200 to the GWBL variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-GWBL investment options to the GWBL variable investment options on the 1st of each month beginning on January 1st. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the GWBL account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and GWBL account value through both contributions and transfers.

30	Contract features and benefits

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base(*)	GWBL account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000
Date	Contribution or Transfer	GWR or GTWR(**)	New GAWA	Total GAWA	Ratchet Base(*)	GWBL account value
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Jan. 15	$200	3%	$6	$39	$1,300	$1,300
Feb. 1	$100	3%	$3	$42	$1,400	$1,400
Feb. 15	$200	3%	$6	$48	$1,600	$1,600
Mar. 1	$100	3%	$3	$51	$1,700	$1,700
Mar. 15	$200	3%	$6	$57	$1,900	$1,900
Apr. 1	$100	3.50%	$3.50	$60.50	$2,000	$2,000
Apr. 15	$200	4%	$8	$68.50	$2,200	$2,200
May. 1	$100	3.50%	$3.50	$72	$2,300	$2,300
May. 15	$200	4%	$8	$80	$2,500	$2,500
Jun. 1	$100	3.50%	$3.50	$83.50	$2,600	$2,600
Jun. 15	$200	4%	$8	$91.50	$2,800	$2,800
(*)	The Ratchet Base is described in more detail below.
(**)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

Ratchet Base and the Annual Ratchet

The GWBL feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your GWBL variable investment options. Your Ratchet Base initially equals contributions and transfers to the GWBL variable investment options and is recalculated on each participation date anniversary to equal the greater of your GWBL account value and the most recent Ratchet Base. If your GWBL account value is greater, we will “ratchet,” or increase, your Ratchet Base to equal your GWBL account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates applied to your contributions and transfers, any prior Ratchet increases and any GWBL Excess or Early withdrawals to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the “Ratchet increase”).

If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess Withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See “Accessing your money” later in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the GWBL was activated on your participation date anniversary – December 1st. Next, assume that you make monthly contributions to the GWBL variable investment options for 11 consecutive months with no transfers to the GWBL variable investments from your Non-GWBL investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your GWBL account value at the end of the contract year is $3,000.

Date	Transfer	GTWR(*)	New GAWA	Total GAWA	Ratchet Base	GWBL account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000
Date	Contribution	GWR(*)	New GAWA	Total GAWA	Ratchet Base	GWBL account value(**)
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Feb. 1	$200	3%	$6	$39	$1,300	$1,280
Mar. 1	$100	3%	$3	$42	$1,400	$1,100
Apr. 15	$200	3.5%	$7	$49	$1,600	$1,600
May. 1	$100	3.5%	$3.50	$52.50	$1,700	$1,760
Jun. 15	$200	3.5%	$7	$59.50	$1,900	$1,650
Jul. 1	$100	3.5%	$3.50	$63	$2,000	$2,100
Aug. 15	$200	3.5%	$7	$70	$2,200	$2,380
Sep. 1	$100	3.5%	$3.50	$73.50	$2,300	$2,580
Oct. 15	$200	3%	$6	$79.50	$2,500	$2,860
Nov. 1	$100	3%	$3	$82.50	$2,600	$2,960
(*)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)	The changes to the GWBL account value represent hypothetical investment gains and losses due to the performance of the GWBL variable investment options. This example shows a GWBL account value that is greater than the Ratchet Base at the end of the participant year. Please note that if the GWBL account value was lower than the Ratchet Base at the end of the participant year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

In this example, on Dec. 1 (the participation date anniversary), the most recent Ratchet Base ($2,600) is compared to the GWBL account value ($3,000) on the participation date anniversary. Because the GWBL account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any GWBL Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

$82.50 ÷ $2600 = 3.17%

3.17% x $400 = $12.69

$83.50 + $12.69 = $95.19

Electing to take your Guaranteed Annual Withdrawal Amount

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your GWBL account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See “Withdrawing your account value” under “Accessing your money”later in this prospectus for more information.

Contract features and benefits	31

In order to start receiving Guaranteed Annual Withdrawal Amount payments, you (and your spouse, if joint life is elected) must be at least 59½ and separated from employment with the employer that sponsored the plan. You must also notify your plan in a form acceptable to the plan and AXA Equitable. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the GWBL variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59½ and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

Payments Begin at Age	Reduction to GAWA
59 ½	25%
60	25%
61	20%
62	15%
63	10%
64	5%

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

Payments Begin at Age	Increase to GAWA
66	102%
67	104%
68	106%
69	108%
70 and older	110%

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under the EQUI-VEST® Strategies contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-GWBL account value, are counted toward your 10% free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” later in this prospectus.

You may take your lifetime required minimum distributions (“RMDs”) without losing the value of the GWBL, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your GWBL account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see “Hardship and unforeseeable emergency withdrawals” in “Accessing your money” later in this prospectus.

Transferring your GWBL account value

Amounts allocated to the GWBL variable investment options can always be transferred to other GWBL variable investment options, but cannot be transferred to the Non-GWBL investment options. However, once you have had amounts allocated to the GWBL variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the GWBL variable investment options if you no longer want to pay the GWBL charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-GWBL variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the GWBL charges you paid.

If you utilize this exception, you must transfer all amounts out of the GWBL variable investment options into Non-GWBL investment options. This will terminate the GWBL feature and you will not be able to make transfers back into the GWBL variable investment options. We will deduct a pro rata portion of the charge for the GWBL feature from the GWBL account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the GWBL variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

•	your Non-GWBL account value is $5,000;

•	your GWBL account value is $2,960; and

32	Contract features and benefits

•	your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the GWBL feature by transferring amounts out of the GWBL account value, your Non-GWBL account value will be $7,960 (minus a pro rata portion of the GWBL charge applied to your GWBL account value), your GWBL account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

Effect of GWBL Early and Excess withdrawals

A GWBL Early withdrawal is caused when you take a withdrawal from your GWBL account value and:

•	you are still employed by the plan sponsor

-OR-

•	you are no longer employed by the plan sponsor (“separated from service”) but have not elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a GWBL Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the GWBL variable investment options.

A GWBL Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any participation year from your GWBL account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your GWBL account value in a participation year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a GWBL Excess withdrawal. In addition, each subsequent withdrawal in that participation year is considered a GWBL Excess withdrawal. Withdrawals from your Non-GWBL account value are not considered when calculating GWBL Excess withdrawals. In other words, you may make withdrawals from your Non-GWBL account value without triggering a GWBL Excess withdrawal.

A GWBL Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a GWBL Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your GWBL account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a GWBL Early or Excess withdrawal, your GWBL account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a GWBL Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A GWBL Early or Excess withdrawal that reduces your GWBL account value to zero will terminate the GWBL without value.

Any withdrawal, whether or not it is a GWBL Early or Excess withdrawal, reduces your minimum death benefit, however, your Non-GWBL account value does not change depending on whether or not the withdrawal is a GWBL Early or Excess withdrawal. See “Payment of death benefit” later in this prospectus.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the GWBL feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A GWBL Early withdrawal

Assume the following:

•	your Non-GWBL account value is $1,000;

•	your GWBL account value is $5,000;

•	your Ratchet Base is $6,000;

•	your Guaranteed Annual Withdrawal Amount is $200;

•	you are still employed by the plan sponsor; and

•	you decide to take a withdrawal of $1,500.

Your withdrawal will be a GWBL Early withdrawal. We will deduct $1,000 from your Non-GWBL account value and $500 from your GWBL account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your GWBL account value ($5,000) divided by the amount of the withdrawal taken from your GWBL account value ($500)). After the withdrawal:

•	your Non-GWBL account value will be $0;

•	your GWBL account value will be $4,500;

•	your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

•	your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A GWBL Excess withdrawal with a withdrawal charge

For this example, assume you make an initial $20,000 rollover contribution and there has been no investment performance. Also assume the contract has a 5% withdrawal charge in your second participation year which does not apply to withdrawals up to 10% of your total account value each year (the “10% free withdrawal amount”). Two participation years later, you are no longer employed by the Plan Sponsor and are eligible to start taking GAWA withdrawals.

•	your Non-GWBL account value is $5,000;

•	your GWBL account value is $15,000;

•	your Ratchet Base is $15,000;

•	your Guaranteed Annual Withdrawal Amount is $450;

•	your 10% free withdrawal amount is $2,000; and

•	you decide to take a withdrawal of $7,500 from your certificate.

The withdrawal charge will not apply to the first 10% of account value withdrawn, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-GWBL account value and $2,775 from your GWBL account value. This will be a GWBL Excess withdrawal of $2,325 because the amount withdrawn from your GWBL account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be

Contract features and benefits	33

reduced by 15.5% (your GWBL account value ($15,000) divided by the amount of the withdrawal taken from your GWBL account value ($2,325)). After the withdrawal:

•	your Non-GWBL account value will be $0;

•	your GWBL account value will be $12,225;

•	your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

•	your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by 15.5%).

Effect of your GWBL account value falling to zero

If your GWBL account value falls to zero, either due to a withdrawal that is not a GWBL Early or Excess withdrawal or due to a deduction of a charge and you have Non-GWBL account value remaining, the GWBL benefit under your certificate will continue as long as you have Non-GWBL account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-GWBL account value.

If your GWBL account value is zero and your Non-GWBL account value is zero, or later falls to zero, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

•

If you were taking withdrawals through the “Customized payment plan” or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that participation year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next participation date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the “Maximum payment” if automatic payments were not being made.

•

Any minimum death benefit remaining under the original certificate will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

•	The charge for the Guaranteed Withdrawal Benefit for Life will no longer apply.

•	If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other Important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.
•

Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in “Charges and expenses” later in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that participation year. GWBL Early and Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See “Effect of GWBL Early and Excess withdrawals” above in this section.

•

Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1/2. See “Tax information” later in this prospectus.

•

All GWBL withdrawals reduce your GWBL account value and minimum death benefit. See “How withdrawals are taken from your account value” and “How withdrawals affect the standard death benefit and the enhanced death benefit” later in this prospectus.

•	If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

•

If you surrender your certificate to receive its cash value and your GWBL account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the certificate will terminate, including the GWBL benefit.

•	Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

•

If you are not eligible to begin receiving your Guaranteed Annual Withdrawal Amount, and any amount is taken from your GWBL account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a GWBL Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

•

If you have to take all or a portion of a required minimum distribution (“RMD”) from your GWBL account value and it is your first withdrawal under the certificate, the RMD will be considered your “first withdrawal” for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

•

If you elect to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

•

The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the certificate must be made after the death of the first individual. Accordingly, the GWBL feature may have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.

34	Contract features and benefits

Death benefit

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of (i) your account value (less any outstanding loan and accrued loan interest) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, or (ii) the standard death benefit. Your account value will include any positive market value adjustment but will not include any negative market value adjustment that would apply to a withdrawal. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balance (including any accrued, but unpaid, interest).

The death benefit is the same whether or not you have allocated amounts to the GWBL variable investment options. If you activated the GWBL feature your total account value is your GWBL account value plus your Non-GWBL account value.

Enhanced Death Benefit

For an additional annual fee you may elect the enhanced death benefit.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST® Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)	your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); or

(b)	the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your enhanced death benefit on the date you take the withdrawal. Appendix III at the end of this prospectus provides an example of how the enhanced death benefit is calculated.

How withdrawals affect the standard death benefit and the enhanced death benefit

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x ..40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution (“RMD”) requirements which begin after age 70 1/2 for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your optional benefits and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing certain optional benefits may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information see “Tax information” later in this prospectus.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your certificate, you may return it to us for a refund. To exercise this cancellation right you must mail the certificate directly to our processing office within 10 days after you receive it. In some states, this “free look” period may be longer.

For contributions allocated to the variable investment options, your refund will equal the contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, the refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. For TSA and EDC contracts, your refund will also be less any amounts in the loan reserve account. Some states require that we refund the full amount of the contribution (not including any investment gain or loss, or interest or market value adjustment). For contributions allocated to the guaranteed interest option, the refund will equal the amount of the contributions, without interest.

We may require that you wait six months before you apply for a certificate with us again if:

•	you cancel your certificate during the free look period; or

•	you change your mind before you receive your certificate whether we have received your contribution or not.

In addition to the cancellation right described above, you have the right to surrender your certificate, rather than cancel it. Please see “Surrender of your certificate to receive its cash value,” later in this prospectus. Surrendering your certificate may yield results different than canceling your certificate, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the certificate. Please see “Tax information,” later in this Prospectus for possible consequences of canceling your certificate.

Contract features and benefits	35

2. Determining your certificate’s value

Your account value and cash value

Your “account value” is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in “Charges and expenses” later in this prospectus.

Your certificate also has a “cash value.” At any time before annuity payments begin, your certificate’s cash value is equal to the account value, less: (i) any applicable withdrawal charges, (ii) the total amount or a pro rata portion of the annual administrative charge, (iii) the total amount or a pro rata portion of the Guaranteed Withdrawal Benefit for Life charge, if applicable, and (iv) any outstanding loan, plus accrued interest.

Guaranteed Withdrawal Benefit for Life feature

If you activated the Guaranteed Withdrawal Benefit for Life feature under your certificate, we refer to the account value associated with that feature as your “GWBL account value.” Your account value that is not associated with that benefit is referred to as your “Non-GWBL account value.” Your total account value under the certificate is the sum of these amounts.

Your GWBL account value allocations are limited to certain variable investment options we refer to as the “GWBL variable investment options.” Amounts in your GWBL account value are also subject to certain transfer restrictions and a separate charge for providing the guarantees under the feature. See “Guaranteed Withdrawal Benefit for Life” in “Contract features and benefits” earlier in this prospectus for details.

Your certificate’s value in the variable investment options

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the certificate.

Units measure your value in each variable investment option.

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your certificate under that option, multiplied by that day’s value for one unit. The number of your certificate units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge, enhanced death benefit charge, the Guaranteed Withdrawal Benefit for Life charge or third-party transfer or exchange charge, will reduce the number of units credited to your certificate. A description of how unit values are calculated is found in the SAI.

Your certificate’s value in the guaranteed interest option

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

Your certificate’s value in the fixed maturity options

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

Insufficient account value

Your certificate will terminate without value if your account value is insufficient to pay any applicable charges when due unless you have activated the GWBL feature under your certificate. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your certificate. For information about what happens if your GWBL account value falls to zero, see “Effect of your GWBL account value falling to zero” in “Contract features and benefits” earlier in this prospectus.

36	Determining your certificate’s value

3. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•	You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

•	You may not transfer to a fixed maturity option in which you already have value.

•	You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

•	If you are age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. As of February 15, 2012, not all maturities were available.

•	You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

•	If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

•

If you activated the GWBL feature, you may transfer your GWBL account value among GWBL variable investment options. Also, you may transfer your account value from your Non-GWBL investment options to the GWBL variable investment options, subject to the limitations described in “How you can contribute to your certificate” and “What are your investment options under the contract?” under “Contract features and benefits” earlier in this prospectus.

•

Transfers from the GWBL variable investment options to the Non-GWBL variable investment options, the guaranteed interest option and the fixed maturity options are generally not permitted. However, once you have had amounts allocated to the GWBL variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. If you utilize this exception, you must transfer all amounts out of the GWBL variable investment options into Non-GWBL investment options. This will permanently discontinue the GWBL and you will not be able to make transfers back into the GWBL variable investment options. We will deduct a pro rata portion of the charge for the GWBL from the GWBL account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the transferred funds. If your allocation instructions on file included allocations to the GWBL variable investment options, you will also need to provide new allocation instructions.

•

If your employer or you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Contract features and benefits” earlier in this prospectus) the maximum amount you may transfer in any participation year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior participation year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior participation year.

•

If you transfer money from another financial institution into the guaranteed interest option during your first participation year, and if your employer or you have selected the maximum investment options method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Contract features and benefits” earlier in this prospectus) you may, during the balance of that participation year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition to the restrictions described above, all transfers are subject to our policies and procedures set forth in “Disruptive transfer activity” below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)	the certificate number,

(2)	the dollar amounts to be transferred, and

(3)	the investment options to and from which you are transferring.

You or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Transferring your money among investment options	37

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Automatic transfer options

Investment simplifier

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with GWBL variable investment options as destination investment options, you must have already activated the GWBL feature. Please note that transfers to the GWBL variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

38	Transferring your money among investment options

Fixed-dollar option.  Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the GWBL variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under “Transferring your account value.”

Interest sweep.  Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.  Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your certificate terminates.

•

Under either option, on the date we receive at our processing office, your election to begin receiving Guaranteed Annual Withdrawal Amount payments, only if you are making monthly transfers to the GWBL variable investment options.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your Non-GWBL account value. Rebalancing is not available for amounts allocated to the GWBL variable investment options.

Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semian-nually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-GWBL account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value,” above, in this section. The initial transfer under the rebalancing program (based on your Non-GWBL account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

To be eligible, you must have (i) at least $5,000 of Non-GWBL account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the Non-GWBL variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options. We may waive this $5,000 requirement.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

For certificates with outstanding loans only, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the loan reserve account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See “Loans” in “Accessing your money” later in this prospectus.)

Transferring your money among investment options	39

4. Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available. EQUI-VEST® Strategies TSA participants may only withdraw amounts from their account value that are 100% vested, subject to the employer’s approval, plan rules and applicable laws. (See “Forfeitures” below.) More information follows the table. For the tax consequences of taking withdrawals, see “Tax information” later in this prospectus.

Please see “Insufficient account value” in “Determining your certificate’s value” and “Effect of GWBL Early and Excess withdrawals” in “Contract features and benefits” earlier in this prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your certificate to terminate.

Forfeitures

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a 403(b) plan participant who is not fully vested under a plan separates from service. Plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a plan participant’s account value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the employer/trustee and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See “Withdrawal charge” under “Charges and expenses” later in this prospectus.

Method of withdrawal
Contract	Partial withdrawal	Systematic	Minimum distribution
TSA	Yes(1)(2)(3)	Yes(1)(2)(3)	Yes(2)(3)
EDC	Yes(1)(2)(3)	Yes(1)(2)(3)	Yes(2)(3)
(1)	Only if the certificate is not subject to withdrawal restrictions.
(2)	Only if there are no outstanding loans.
(3)	Requires or may require Plan Administrator’s approval. See “Tax information” later in this prospectus.

Receiving payments under the GWBL benefit

This section describes the ways in which you can receive Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under one of our automated payment plans.

Under either the Maximum payment plan or the Customized payment plan, you may take withdrawals on a monthly, quarterly or annual basis, provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a Required Minimum Distribution (“RMD”) withdrawal causes the reduction. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next participation date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after you are at least age 59 1/2 and separated from service. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. The first payment date cannot be more than one full payment mode from the date the enrollment form is received at our processing office.

Our automatic payment plans are available to you if you are taking withdrawals to help you meet lifetime required minimum distributions under federal income tax rules. To best meet your needs, you should consider using an automatic payment plan in conjunction with our RMD automatic withdrawal option. The RMD automatic withdrawal option is described later in this section.

Maximum payment plan.   Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly. The amount of the withdrawal will increase on participation date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal from your GWBL account value prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a participation year, your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the participation year (the “catch-up payment”).

If you take a partial withdrawal from your GWBL account value in the same participation year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will be included with your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

If you take a partial withdrawal from the GWBL account value after enrolling in the Maximum payment plan, we will terminate the plan.

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You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

Customized payment plan. Our Customized payment plan provides you with the option of electing to take either: (1) a fixed dollar amount withdrawal not to exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted from the GWBL account value; or (2) a fixed dollar amount that may exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted first from the GWBL account value (up to the amount of the Guaranteed Annual Withdrawal Amount) and then from the Non-GWBL account value. If the Non-GWBL account value is not sufficient to satisfy the request, only the amount of the Guaranteed Annual Withdrawal Amount will be paid out as scheduled payments. The amount of the withdrawal will not be increased on participation date anniversaries with any Ratchet increase. You must elect to change the scheduled payment amount.

If you take a partial withdrawal from the GWBL account value in the same participation year, but prior to your enrollment in the Customized payment plan, you will only be able to elect this plan if the partial withdrawal was less than the Guaranteed Annual Withdrawal Amount. In that case, you will receive the requested payments, up to the Guaranteed Annual Withdrawal Amount. Once the total of the scheduled payment made equals the Guaranteed Annual Withdrawal Amount, the plan will be suspended for the remainder of the participation year. If you take a partial withdrawal from the GWBL account value while the Customized payment plan is in effect, and that withdrawal plus all other withdrawals from the GWBL account value during that participation year exceed the Guaranteed Annual Withdrawal Amount, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

Partial withdrawals and terminations

Subject to the terms of your employer’s plan, your certificate and any restrictions in federal income tax rules, you may take partial withdrawals from your account value (your Non-GWBL account value, your GWBL account value or both) or terminate your certificate at any time while you are living and before annuity payments begin. If you take a withdrawal from your GWBL account value, the withdrawal may impact your Guaranteed Annual Withdrawal Amount. See “Effect of GWBL Early and Excess withdrawals” under “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in “Contract features and benefits” earlier in this prospectus for more information. Also, if you are at least age 59 1/2 and have separated from service with the employer that sponsored the plan, any withdrawal request will be considered a request to begin receiving Guaranteed Annual Withdrawal Amount payments.

The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your certificate and pay you its cash value except if you have activated the GWBL feature of your certificate.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. (See “10% free withdrawal amount” in “Charges and expenses” later in this prospectus.)

Systematic withdrawals

(Available for Non-GWBL account value only)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the Non-GWBL variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the Non-GWBL variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)	Pro rata from all of your Non-GWBL variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)	Pro rata from all of your Non-GWBL variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

(3)	You may specify a dollar amount from one Non-GWBL variable investment option or the guaranteed interest option. If you choose this option and the value in that investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining Non-GWBL investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

If you are invested in fixed maturity options, you may not elect option (1) or (2).

You may elect systematic withdrawals if:

•	the plan permits it;

•	your certificate is not subject to withdrawal restrictions; and

•	your certificate does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

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Lifetime minimum distribution withdrawals

(See “Tax information” later in this prospectus)

We offer our “required minimum distribution (RMD) automatic withdrawal option” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, withdrawals may be subject to a withdrawal charge if your withdrawal exceeds the 10% free withdrawal amount. Those withdrawals may also cause a GWBL Early withdrawal under the GWBL, if they are taken prior to your eligibility to take Guaranteed Annual Withdrawal payments. Also, those withdrawals may cause a GWBL Excess withdrawal if they exceed the Guaranteed Annual Withdrawal Amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to “Tax information,” “Required minimum distributions” later in this prospectus. You may choose instead an annuity payout option.

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding 403(b) plans and 457(b) EDC plans. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year, subject to the terms of your plan, if applicable, provided you do not have any outstanding loan. When electing this option, amounts from both your GWBL account value and your Non-GWBL account value are used to determine your lifetime required minimum distribution payment each year. To elect this option, you must have an account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your certificate and pay you its cash value unless you have activated the GWBL feature of your certificate. Currently, minimum distribution withdrawal payments will be made annually. See the “Required minimum distributions” section in “Tax information” later in this prospectus for your specific type of retirement arrangement.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same participation year exceeds the 10% free withdrawal amount.

The automatic withdrawal option does not generate required minimum distribution payments during the first participation year. Therefore, if you are making a rollover or transfer contribution to the certificate after age 70 1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first participation year to satisfy your required minimum distributions may be subject to withdrawal charges (if applicable) if they exceed the 10% free withdrawal amount.

You may not elect the minimum distribution option if you have an outstanding loan under your certificate.

If you purchased your EQUI-VEST® Strategies TSA certificate via a direct transfer of funds from another 403(b) plan or contract and we were informed at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70 1/2 or retiring.

For certificates subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach age 70 1/2 (if you have not begun your annuity payments before that time).

For certificates with GWBL.  If you have not already elected to begin receiving Guaranteed Annual Withdrawal Amount payments when you elect the Automatic RMD withdrawal option, you will be required to select either the single or joint life option for Guaranteed Annual Withdrawal Amount payments. You may change this election any time before amounts from your GWBL account value are accessed to make a payment. We will take RMD payments from your Non-GWBL account value first. If there are insufficient funds in your Non-GWBL account value, the amount will be taken from your GWBL account value. Once amounts are taken from your GWBL account value, your Guaranteed Annual Withdrawal Amount payments will be considered to have begun. At this point, you will no longer be able to contribute or transfer amounts to the GWBL variable investment options.

Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as a GWBL Early or Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. If this extra payment is made, the amount will be taken from your Non-GWBL account value first. If there are insufficient funds in your Non-GWBL account value, the amount will be taken from your GWBL account value. If this amount, plus any other withdrawals from the GWBL account value, equals or exceeds you Guaranteed Annual Withdrawal Amount, your payment plan will be suspended for the remainder of the participation year. If this amount, plus any other withdrawals from the GWBL account value has not equaled or exceeded the Guaranteed Annual Withdrawal Amount, scheduled payments will continue until the Guaranteed Annual Withdrawal Amount is paid. At that time, your payment plan will be suspended until the following participation year. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as GWBL Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause a GWBL Excess withdrawal and may be subject to a withdrawal charge (if applicable). You may enroll in the plan again any time, but the scheduled payments will not resume until the next participation date anniversary. Further, your GWBL account value and Guaranteed Annual Withdrawal Amount may be reduced. See “Effect of GWBL

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Early and Excess withdrawals” under “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in “Contract features and benefits” earlier in this prospectus.

If you elect our RMD automatic withdrawal option and elect to take your Guaranteed Annual Withdrawal Amount payments in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through the payment date. If this extra payment is made, the amount will be taken from your Non-GWBL account value first. If the sum of the Guaranteed Annual Withdrawal Amount and Non-GWBL account value is insufficient to satisfy the required minimum distribution, we will make an additional payment from your GWBL account value, if necessary, to satisfy the required minimum distribution amount. The RMD payment we make to you will not be treated as a GWBL Excess Withdrawal.

If prior to December you make a partial withdrawal that exceeds your Guaranteed Annual Withdrawal Amount, but not your RMD amount, that partial withdrawal will be treated as a GWBL Excess withdrawal, as well as any subsequent partial withdrawals made during the same participation year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a GWBL Excess withdrawal.

For the purpose of these examples, assume your GWBL account value is $30,000 and there are no allocations to your Non-GWBL account value. Also, assume the following:

•	Your annual RMD amount = $6,000;

•	Your Ratchet Base = $60,000; and

•	Your Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

You take a partial withdrawal of $3,600 from your GWBL account value on July 1st. By doing so, you have exceeded your Guaranteed Annual Withdrawal Amount by $1,200. This is a GWBL Excess withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Your GWBL account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:

•	GWBL Account Value = $26,400 (or $30,000 – $3,600)

•	Your Ratchet Base = $57,600 (or $60,000 – $2,400). This $2,400 reduction represents a pro rata reduction of 4%.

•	Guaranteed Annual Withdrawal Amount (for future participation years) = $2,304 (or $2,400 – $96). This $96 reduction represents a pro rata reduction of 4%.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $2,400 and it will not be treated as a GWBL Excess withdrawal.

EXAMPLE 2:

You take a partial withdrawal of $2,000 from your GWBL account value on July 1st and make no other withdrawals for the remainder of the calendar year. In this case, your GWBL account value will be reduced dollar-for-dollar by the amount of the withdrawal. However, your Ratchet Base will not be reduced and the Guaranteed Annual Withdrawal Amount remaining for the current participation year will be $400. Here are the values after the withdrawal:

•	GWBL Account Value = $28,000 (or $30,000 – $2,000)

•	Your Ratchet Base = $60,000

•	Remaining Guaranteed Annual Withdrawal Amount (for current participation year) = $400 (or $2,400 – $2,000)

•	Remaining Guaranteed Annual Withdrawal Amount (for future participation years) = $2,400

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $4,000 and it will not be treated as a GWBL Excess withdrawal.

If you do not elect our RMD automatic withdrawal option and your Guaranteed Annual Withdrawal Amount payments are insufficient to satisfy the required minimum distribution payment, any additional withdrawal taken from your GWBL account value in the same participation year will be treated as a GWBL Excess withdrawal. Also, if you elect our RMD automatic withdrawal option, but satisfy your RMD through ad-hoc withdrawals prior to the December payment date, any withdrawal that exceeds the Guaranteed Annual Withdrawal Amount will be treated as a GWBL Excess withdrawal.

How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

If you have made allocations to the GWBL variable investment options, you should carefully consider how withdrawals are to be made from your total account value. In general, the specific form we require for withdrawal requests will ask you how your withdrawals should be made from your total account value. Depending on certain factors, including your age at the time, taking withdrawals from your GWBL account value may have a significant impact on that benefit. For more information, see “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in “Contract features and benefits” earlier in this prospectus.

Automatic deposit service

If you are receiving Required Minimum Distribution payments from a TSA certificate you may use our automatic deposit service.

Under this service we will automatically deposit the Required Minimum Distribution payment from your TSA certificate directly into an existing EQUI-VEST® NQ or ROTH IRA or an existing EQUI-VEST® Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

Loans

If the plan permits, loans are available under a 403(b) plan or a governmental employer 457(b) EDC plan. Loans are available under the EQUI-VEST® Strategies contract only if requested by the employer.

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Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to 403(b) plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. We do not permit loans under any TSA or governmental employer EDC certificate when the required minimum distribution automatic withdrawal option has been elected. Also, we reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate, or plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA certificates subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC certificates, the loan must be approved by your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the certificate, read the terms and conditions in the loan request form carefully and consult with a tax adviser before taking a loan. Also, see Appendix IV later in this prospectus for any state restrictions you may be subject to if you take a loan.

We permit only one loan to be outstanding at any time. Also, we reserve the right to deny a loan request if you have previously defaulted on a loan, and failed to repay the outstanding amount due.

Loan reserve account.  When you take a loan, we will transfer to a “loan reserve account”, an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the “loan reserve account rate” while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). We will credit interest to the amount in the loan reserve account at a rate that is 2% lower than the loan interest rate that applies for the time your loan is outstanding. This excess of the interest rate that we charge is also referred to as the “net loan interest charge.” See the “Fee Table” for more information.

A loan will not be treated as a taxable distribution unless:

•	it exceeds limits of federal income tax rules; or

•	interest and principal are not paid when due; or

•	in some instances, service with the employer terminates.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

Loans are discussed further in “Tax information” later in this prospectus.

Loans and the GWBL.  If you activated the GWBL benefit by allocating amounts to the GWBL variable investment options and request a loan, you will be able to specify the investment options from which the loan will be taken. When taking a loan, you must deplete the Non-GWBL investment options before utilizing the GWBL variable investment options. If you do not specify investment options, the loan amount will be taken from your Non-GWBL account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the GWBL account value. If a loan is taken from your GWBL account value, this amount is allocated to the loan reserve account and your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.

All loan repayments will be applied to guaranteed interest option. Loan amounts repaid into the guaranteed interest option and subsequently transferred into the GWBL variable investment options will receive the GTWR. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus any unpaid loan interest that is due) as a deemed distribution and withdrawal from the certificate. Loan defaults and withdrawals may have adverse tax consequences. See “Distributions from TSAs” in “Tax information” later in this prospectus.

If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated to the guaranteed interest option.

Termination of participation

Your participation under the EQUI-VEST® Strategies contract may be terminated by us and your account value paid to your employer if:

(1)	your account value is less than $500 and we have not received contributions on your behalf for a period of three years (except if you have activated the GWBL feature); or

(2)	you request a partial withdrawal that reduces your account value to an amount of less than $500 (except if you have activated the GWBL feature); or

(3)	we have not received any contributions on your behalf within 120 days from your participation date (except if you have activated the GWBL feature); or

(4)	the plan is no longer qualified under the Code and the EQUI-VEST® Strategies contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate your certificate.

The employer and, under certain circumstances, we may discontinue contributions under the EQUI-VEST® Strategies contract. Such discontinuance means that the employer will not permit any further salary deferral or employer contributions to be made under the contract. All other provisions of the contract remain in effect.

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The employer may terminate the contract by (i) transferring all the assets to another contract or (ii) withdrawing the forfeiture account and directing us to deal directly with the participants.

Texas ORP participants

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

•	turning age 70 1/2; or

•	death; or

•	retirement; or

•	termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer’s first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon certificate termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Your annuity payout options

EQUI-VEST® Strategies offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract or your age at certificate issue. If you activated the GWBL feature and choose to annuitize your certificate, the GWBL feature will terminate without value even if your GWBL account value is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under the GWBL feature. See “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in “Contract features and benefits” earlier in this prospectus for further information. We have the right to require you to provide satisfactory evidence of the age of any person upon whose life an annuity form depends. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

Annuity payout options

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain • Period certain annuity
Variable Immediate Annuity pay- out options (as described in a separate prospectus for this option)	• Life annuity • Life annuity with period certain
•

Life annuity: An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no continuation of benefits following your death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as you are living.

•

Life annuity with period certain: An annuity that guarantees payments for the rest of your life. If you die before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond your life expectancy or the joint life expectancy of you and the designated beneficiary.

•

Life annuity with refund certain: An annuity that guarantees payments for the rest of your life. If you die before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

•

Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, payments continue to the survivor. Generally, unless you elect otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married participants under certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

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Fixed annuity payout option

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your certificate or on our then current annuity rates, whichever is more favorable for you.

Variable Immediate Annuity payout options

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The EQUI-VEST® Strategies contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

The amount applied to purchase an annuity payout option

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. The amount applied to provide an annuity payout option will reflect the application of a withdrawal charge (except in those limited circumstances set forth in “Withdrawal charge,” under “Charges and Expenses” later in this prospectus. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment. See “Market value adjustment” under “Contract features and benefits” earlier in this prospectus.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your certificate before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. You must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the participation date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your certificate’s maturity date. Your certificate’s maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the participation date anniversary that follows your 85th birthday. This may be different in some states.

We will send you a notice with your certificate statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your certificate will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. In general, the longer the period over which we expect to make payments, the lower will be your payment for each year.

The amount of the annuity payments will depend on:

(1)	the amount applied to purchase the annuity;

(2)	the type of annuity chosen, and whether it is fixed or variable;

(3)	in the case of a life annuity, your age (or your and the designated beneficiary’s ages);

(4)	in the case of a period certain annuity, the period selected; and

(5)	the frequency of the payments.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Annuity maturity date

Your certificate has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at issue and cannot be changed. The maturity date is generally the participation date anniversary following the annuitant’s 95th birthday. We will send a notice with the annual statement one year prior to the maturity date.

Certificates with GWBL

If you activated the Guaranteed Withdrawal Benefit for Life feature, on the certificate’s maturity date you may elect:

•	an annuity payout option we are then offering (for both or either your GWBL account value and your Non-GWBL account value);

•	a lump sum distribution of your account value (for both or either your GWBL account value and your Non-GWBL account value); or

•	the GWBL maturity date annuity benefit (for your GWBL account value only).

The GWBL maturity date annuity benefit compares: (i) your Guaranteed Annual Withdrawal Amount under the GWBL benefit; and (ii) the amount you would receive by applying your GWBL account value on the certificate’s maturity date to the guaranteed annuity rates for a life only annuity. The GWBL maturity date benefit provides periodic payments of the higher resulting amount. This amount is fixed and does not change after annuity payments begin. Please note that if you elect the GWBL maturity date annuity benefit for your GWBL account value and you do not elect either a lump sum distribution or any annuity payout option for your Non-GWBL account value remaining at the maturity date, we will apply your Non-GWBL account value to the normal form of annuity payout option, which is a life annuity with a 10-year period certain.

Please see Appendix IV later in this prospectus for the state variations.

46	Accessing your money

5. Charges and expenses

Charges under the contracts

Charge against the Separate Account

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group and by variable investment option between 0.25% to 1.20% of daily net assets attributable to all certificates under the group contract. Contracts will generally have a charge of 1.20%, 0.90%, 0.70%, 0.50% or 0.25%.

Charges may be based on:

•	the factors on which the mortality and expense risks charge and administration charges are based, including the size and type of the group;

•	the plan provisions which may provide, among other things, the level of contributions including employer contributions and the frequency of benefit payments;

•	whether we will be the sole contract provider;

•	the level of services provided by your financial professional; and

•	our sales-related expenses.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the certificate. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant’s certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® Strategies contracts.

Annual administrative charge

We deduct an administrative charge from your account value on the last business day of each participation year. We deduct the charge if your account value on the last business day of the participation year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your account value plus any amounts previously withdrawn during the participation year. We reserve the right to increase this charge to a maximum of $65. For particular groups, the charge may be waived or reduced for account values of less than $25,000 or the charge may also be waived entirely.

We will deduct this charge pro rata from your Non-GWBL variable investment options and guaranteed interest option first. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. If there are still insufficient funds in your Non-GWBL account value, we will deduct this charge pro rata from your GWBL variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. Also, we will deduct a pro rata portion of the charge if you surrender your certificate, elect an annuity payout option or you die during the participation year.

Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

Differences in this charge are due to variations in group characteristics including the total amount of plan assets. The charge is designed primarily to defray administrative expenses in connection with the issuing and daily administration of the contracts. We will determine the applicability of this charge pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® Strategies contracts.

Charge for third-party transfer or rollover

We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible funding vehicle offered by another provider, or to another eligible plan. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will also be imposed on each third-party transfer out of the contract’s forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant certificates under the contract. Transfers are subject to any required employer approval.

Charge for enhanced death benefit

If you elect the enhanced death benefit we deduct a charge annually from your account value on each participation date anniversary. The charge is equal to 0.15% of your account value.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

Withdrawal charge

A withdrawal charge of up to 6% may apply for up to the first 10 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to the total amount of plan

Charges and expenses	47

assets under the contract, the frequency of the possible benefit payments as provided by the terms of the plan, other charges and fees under the contract and the compensation paid in connection with the sale of the contract. The period of and circumstances under which the withdrawal charge applies will be determined pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® Strategies contracts.

As noted above, the withdrawal charge may vary from group to group. In general, the withdrawal charge schedule is one of three options selected by the group. Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant’s account value during the first five participation years, 5% of the amount withdrawn during the 6th participation year, 4% of the amount withdrawn during the 7th participation year, 3% of the amount withdrawn during the 8th participation year, 2% of the amount withdrawn during the 9th participation year, and 1% of the amount withdrawn during the 10th participation year.

Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant’s account value during the first four participation years and 5% of the amount withdrawn during the 5th participation year. Under this schedule, there is no withdrawal charge in the 6th and later participation years.

Under some group contracts, there is no withdrawal charge.

The withdrawal charge percentages may be different for certain group contracts, including group contracts issued to certain schools in Texas and other states.

If your group contract is subject to a withdrawal charge, it will not apply under the circumstances described as follows:

•

each participation year you can withdraw up to 10% of your account value without paying a withdrawal charge (10% free withdrawal amount). The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the participation year; or

•

If you have activated the Guaranteed Withdrawal Benefit for Life feature, we will waive any withdrawal charge for any Guaranteed Annual Withdrawal Amount payments during the participation year up to the greater of (a) the 10% free withdrawal amount, and (b) the Guaranteed Annual Withdrawal Amount. However, each withdrawal reduces the 10% free withdrawal amount for that participation year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a GWBL Excess or Early withdrawal as long as it does not exceed the 10% free withdrawal amount; or

•	after five participation years and you are at least age 59 1/2; or

•	you request a refund of an excess contribution within one month of the date on which the contribution is made; or

•	you die and the death benefit is made available to the beneficiary; or

•	after five participation years if you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond your age 59 1/2 and allows no prepayment; or

•	after three participation years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

•	the amount withdrawn is applied to the election of a life contingent annuity payout option; or

•	the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of your life expectancy, that allows no prepayment; or

•	you have reached age 55 and have separated from service.

In addition, particular groups may receive one or more of the following waivers:

(1)	You sever from employment with your employer.

(2)	The withdrawal is made to satisfy minimum distribution requirements.

(3)	You elect a withdrawal that qualifies as a hardship (or for EDC contracts, an unforeseeable emergency) withdrawal under the Code.

(4)	You have qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

Written notice of claim must be given to us during your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Such proof must be furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(5)	We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(6)	You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

48	Charges and expenses

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

(7)	The employer elects to move the plan assets to a different funding vehicle after five contract years.

(8)	The withdrawal is made to provide any annuity benefits that we offer as requested by your employer.

The withdrawal charge will apply if the condition as described in items 4 through 6 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

See Appendix IV, later in this prospectus for information on state availability and variations with respect to this charge.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options to the extent you have values in those options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

Guaranteed Withdrawal Benefit for Life charge

If you activate the Guaranteed Withdrawal Benefit for Life feature by allocating amounts to the GWBL variable investment options, we deduct an annual charge equal to [    ] % of your GWBL account value. This charge will be deducted from your value in the GWBL variable investment options on a pro rata basis on each participation date anniversary. It is not pro-rated to account for a portion of the year. However, if the GWBL feature is terminated, the certificate is surrendered or a death benefit is paid on a date other than a participation date anniversary, we will deduct a pro rata portion of the charge for that year.

In no event will the charge for the GWBL be deducted from your

Non-GWBL account value.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

Plan operating expense charge

Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer’s designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms your Employer’s plan. We will deduct this charge pro rata from your Non-GWBL variable investment option and guaranteed interest option first, then from amounts from the fixed maturity options, to the extent you have value in those options. If there are insufficient funds in your Non-GWBL account value and fixed maturity options, we will deduct this charge pro rata from your GWBL variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We do not apply a withdrawal charge to these the amounts withdrawn pursuant to these instructions.

Variable Immediate Annuity payout option administrative fee

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying

Charges and expenses	49

portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Variations in charges

For certain groups offered the EQUI-VEST® Strategies contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the EQUI-VEST® Strategies contract, including a change in the standard death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if we will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional’s compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

50	Charges and expenses

6. Payment of death benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while the annuitant is alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not the participant is living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Effect of your death

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” under “Accessing your money” earlier in this prospectus. Please note that you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “AXA Equitable Access Account”, an interest-bearing account with draft-writing privileges that functions like a checking account. In that case, we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable’s general account and is subject to the claims of our creditors. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. We will receive any investment earnings during the period such amounts remain in the general account.

Beneficiary continuation option

Upon your death, your beneficiary may generally elect to keep the certificate in your name and receive distributions under the certificate instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. If you die before your Required Beginning Date for required minimum distributions as discussed in “Tax information” later in this prospectus, the beneficiary may choose the “5-year rule” instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•

The beneficiary may make transfers among the investment options, but no additional contributions will be permitted. In addition, we may, at any time, exercise our right to close a variable investment option to transfers.

•	Loans will no longer be available.

•	The standard death benefit and the enhanced death benefit provisions will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

Payment of death benefit	51

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

GWBL on a Single life basis. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may:

•	elect a lump sum death benefit;

•	annuitize the certificate;

•	roll the death benefit into the beneficiary’s own traditional IRA or other eligible retirement plan; or

•	elect to continue the certificate under the Beneficiary continuation option, described above.

Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the GWBL variable investment options will not be available for transfers.

GWBL on a Joint life basis. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may:

•	elect a lump sum death benefit;

•	roll the death benefit into the beneficiary’s own traditional IRA or other eligible retirement plan; or

•

elect to continue the certificate under the GWBL Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to receive joint GWBL payments and you were still married at the time of your death.

If your beneficiary elects to receive a lump sum death benefit or roll the death benefit into an IRA or other eligible retirement plan, the Guaranteed Annual Withdrawal Amount payments will terminate.

If RMD payments have not begun, your spousal beneficiary may (1) choose the “5-year rule” or (2) continue the certificate and receive withdrawals under the GWBL Beneficiary continuation option. If you were younger than age 70 1/2 at the time of your death, your spousal beneficiary may defer GWBL Beneficiary continuation option payments until you would have reached age 70 1/2.

Under the GWBL Beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.

•

The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the GWBL variable investment options. If applicable, the Ratchet Base will ratchet to the GWBL account value on the next participation date anniversary.

•	The charge for the Guaranteed Withdrawal Benefit for Life will continue to apply. Withdrawal charges will no longer apply.

•	Payments will be equal to the greater of the Guaranteed Annual Withdrawal Amount and the Beneficiary continuation option pay-

ment. For information about what happens when the GWBL account value falls to zero, see “Effect of your GWBL account value falling to zero” under “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in “Contract features and benefits” earlier in this Prospectus.

•

If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ‘‘Accessing your money’’ under ‘‘Withdrawing your account value’’), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

•

If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-GWBL account value first. If there are insufficient funds in the Non-GWBL account value then the funds will be taken from the GWBL account value.

•

If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-GWBL account value first. If there are insufficient values in the Non-GWBL account value, any necessary amounts will be taken from the GWBL account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as an GWBL Excess withdrawal.

•

If your beneficiary takes any partial withdrawals from the GWBL account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that participation year. The partial withdrawals may be treated as GWBL Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next participation date anniversary. We will require your beneficiary to use our form for this purpose.

•

If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the GWBL account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a GWBL Excess withdrawal. However, any future withdrawals from the GWBL account value in the same participation year may be treated as GWBL Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the GWBL account value prior to the December payment, any withdrawal from the GWBL account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a GWBL Excess withdrawal.

•

Upon the death of your spousal beneficiary, the GWBL and Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the contract after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

52	Payment of death benefit

7. Tax information

Tax information and ERISA matters

Overview

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular employer’s plan or contract may vary depending on the facts applicable to that employer. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. Employers should not rely only on this document, but should consult their tax adviser before choosing EQUI-VEST® Strategies.

Choosing a contract to fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST® Strategies TSA or a 403(b)(7) custodial account. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement below. Employers should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, employers should consider the annuity’s features and benefits, such as EQUI-VEST® Strategies standard death benefit, enhanced death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. Employers should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and 457(b) plans. For this purpose, additional annuity contract benefits may include guaranteed benefits such as the Guaranteed Withdrawal Benefit for Life and the enhanced death benefit. Employers should consider the potential implication of these Regulations before choosing this annuity contract.

Special rules for tax-favored retirement plans

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

•	participation and coverage;

•	nondiscrimination;

•	vesting and funding;

•	limits on contributions, distributions, and benefits;

•	withholding;

•	reporting and disclosure; and

•	penalties.

State income tax rules covering contributions to and distributions from employer-sponsored retirement plans may differ from federal income tax rules. It is the responsibility of the employer, plan trustee and plan administrator to satisfy federal income tax, state income tax and other state rules and ERISA rules, if applicable.

Additional “Saver’s Credit” for salary reduction contributions to certain plans

You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 403(b) plan or governmental employer 457(b) EDC plan as well as contributions you make to other eligible retirement plans or to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax. To take advantage of this “saver’s credit” you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another’s tax return, and your adjusted gross income cannot exceed $57,500 for 2012. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver’s credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver’s credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver’s credit contribution — even if you make a contribution to one plan and take the distribution

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from another plan — during the “testing period.” The “testing period” begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make contribution including extensions.

Tax-sheltered annuity arrangements (TSAs)

General

This section of the Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as “403(b) annuity contracts” or “Tax Sheltered Annuity contracts (TSAs)”.

The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to 2009 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual’s employer or the individual takes certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner’s employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

Final Regulations under Section 403(b)

In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

Employer plan requirement.  The thrust of the 2007 Regulations is to require a written plan document for Section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as “approved providers” or “approved vendors” under the employer’s 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer’s 403(b) plan, active participants in that employer’s plan may have to transfer funds from their EQUI-VEST® TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan to avoid significant limitations on the contract under the 403(b) plan.

General; special employer rules

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

Contributions to TSAs

There are three ways you can make contributions to this EQUI-VEST® Strategies TSA contract:

•	annual contributions made through the employer’s payroll; or

•	with employer or plan approval, a rollover from another eligible retirement plan; or

•	with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same plan.

Annual contributions made through the employer’s payroll.   Annual contributions to 403(b) TSA contracts made through the employer’s payroll are limited. (Tax-free plan to plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called “salary reduction contributions” or “elective deferral contributions” and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective employer contributions or contributions treated as after-tax employee contributions. If the employer’s plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as “designated Roth contributions” under Section 402A of the Code, which are made on an after-tax basis.

Some employer contributions may be subject to vesting under the employer’s plan.

The annual limit on employer and employee contributions on behalf of an employee to defined contribution plans of an employer for 2012 is the lesser of $50,000 (after adjustment for cost-of-living changes) or 100% of compensation. When figuring out the contribution limit you have to:

•	include reallocated forfeitures and voluntary nondeductible employee contributions;

•	include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b)

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EDC plans and “cafeteria” plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and

•	disregard compensation or earned income of more than a specified amount. This amount is $250,000 for 2012. This amount may be further adjusted for cost-of-living changes in future years.

“Salary reduction” or “elective deferral” contributions made under a 403(b) plan or other cash or deferred arrangement are limited to $17,000 for 2012, and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 401(k) plans. If the plan permits, an individual who is at least age 50 at any time during 2012 can make up to $5,500 additional salary reduction contributions for 2012.

Special provisions may allow certain participants with at least 15 years of service to make “catch-up” contributions to compensate for smaller contributions made in previous years.

If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

Rollover contributions.  After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

•	termination of employment with the employer who provided the funds for the plan; or

•	reaching age 59 1/2 even if still employed; or

•	disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Rollovers of after-tax contributions from certain eligible retirement plans

Non-Roth after-tax contributions.  Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) EDC plan) may be directly rolled over to a 403(b) TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a TSA.

Designated Roth contributions.  If the after-tax contributions are in a “designated Roth account” under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another “designated Roth account” under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).

Limitations on individual-initiated direct transfers.  The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

Direct transfer contributions.  A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: “plan-to-plan transfers” and “contract exchanges within the same 403(b) plan”. 403(b) plans do not have to offer these options. A “plan-to-plan transfer” must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant’s (or beneficiary’s) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant’s (or beneficiary’s) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant’s (or beneficiary’s) interest in the source 403(b) plan (for example with respect to the participant’s interest in any after-tax employee contributions).

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A “contract exchange within the same 403(b) plan” must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant’s (or beneficiary’s) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future (“an information sharing agreement”). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship and unforeseeable emergency withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally “grandfathered” as to 403(b) status. However, future transactions such as loans and distributions under such “grandfathered” contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer’s 403(b) plan, or the employer enters into an information sharing agreement with us.

Special rule for rollover or direct transfer contributions after age 70 1/2.  The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age 70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

Distributions from TSAs

General

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan. Similar rules apply to loan and withdrawal requests for qualified plans.

Withdrawal Restrictions

Salary reduction contributions.  You generally are not able to withdraw or take payment from your TSA contract unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract, or suffer financial hardship (special federal income tax definition). Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan. Under the 2007 Regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same State employer).

These restrictions do not apply to the amount directly transferred to your TSA certificate that represents your December 31, 1988, account balance attributable to a 403(b) annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts directly transferred to your TSA certificate in a contract exchange under the same plan or a direct transfer from another 403(b) plan.

If any portion of the funds directly transferred to your TSA certificate is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. Account values attributable to employer contributions properly reported to us at the time of transfer will not be subject to restriction, unless required by the employer’s plan.

Withdrawals from a designated Roth account in a TSA contract are subject to these withdrawal restrictions.

Withdrawal restrictions on other types of contributions

The Plan may impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer’s designee, as applicable.

Exceptions to withdrawal reductions

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Distributions may also be made on termination of the plan.

Tax treatment of distributions from TSAs.  Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from TSAs are includable in gross income as ordinary income, not capital gain. Distributions from TSAs may be subject to 20% federal income tax withholding. See “Federal and

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state income tax withholding and information reporting” below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your TSA certificate, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA certificate, we assume that all amounts distributed from your TSA certificate are pre-tax, and we withhold tax and report accordingly.

Designated Roth contribution account.  Section 402A of the Code provides that a qualified distribution from a designated Roth account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

Distributions before annuity payments begin.  On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including “in-plan” Roth conversions see “Tax-deferred rollovers and direct transfers” and “In-plan Roth conversions” below.

Annuity payments.  If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary’s) final tax return.

Payments to a beneficiary after your death.  Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse may also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

Loans from TSAs.  The following discussion also applies to loans under governmental employer 457(b) EDC plans. See “Public employee deferred compensation plans (EDC Plans)” later in this prospectus.

If the plan permits, loans are available from a 403(b) plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax requirements apply even if the plan is not subject to ERISA. Please see Appendix IV later in this prospectus for any state rules that may affect loans.

Effect of 2007 Regulations on loans from TSAs.  As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

•

The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant’s nonforfeitable accrued benefits; and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in “all qualified plans of the employer” for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

•

In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant’s primary residence. EQUI-VEST® Strategies TSA contracts have a term limit of 10 years for loans used to acquire the participant’s primary residence.

•

All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

Tax-deferred rollovers and direct transfers.  If withdrawal restrictions discussed earlier do not apply, you may roll over any “eligible rollover distribution” from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may

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be a direct roll-over or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution of pre-tax funds from a TSA to any of the following: a qualified plan, a governmental employer 457(b) EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

Distributions from a 403(b) plan can also be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

“In-plan” Roth conversions.  If permitted by the plan, participants who are eligible to withdraw amounts may make an “in-plan” direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An “in-plan” direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an “in-plan” direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

Non-Roth after-tax contributions.  Any non-Roth after-tax contributions you have made to a TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a roll-over you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions from a TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under “In-plan Roth conversions”, if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

Roth after-tax contributions.  Amounts attributable to “designated Roth contributions” under a 403(b) plan may be rolled over to any of the following:

•	another designated Roth contribution separate account under (i) another 403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan; or
•	a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of “designated Roth contributions” under a 401(k) plan or a governmental employer EDC plan.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) plan or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan, (2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer’s plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

Distribution Requirements

TSAs are subject to required minimum distribution rules. See “Required minimum distributions” later in this prospectus.

Spousal consent rules

If ERISA rules apply to your TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the participant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the participant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in

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effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer’s plan and the contract.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	to pay for certain extraordinary medical expenses (special federal income tax definition); or

•	in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

•

in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

Public employee deferred compensation plans (EDC Plans)

Special employer and ownership rules.  Employers eligible to maintain EDC plans under Section 457(b) of the Code include governmental entities such as states, municipalities and state agencies (governmental employers). Since EQUI-VEST® Strategies is open only to governmental employer EDC plans; no rules applicable to tax-exempt employees are discussed.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer’s contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The plan’s assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.

Contribution Limits.  The maximum contribution for 2012 is the lesser of $17,000 or 100% of includible compensation.

Special rules may permit “catch-up” contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $34,000 for 2012.

If the plan permits, an individual at least age 50 at any time during 2012 may be able to make up to $5,500 additional salary reduction contributions. An individual must coordinate this “age 50” catch-up with the other “last 3 years of service” catch up.

For governmental employer EDC plans only, the plan may permit some or all of elective deferral contributions to be made as “designated Roth contributions” under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under “Tax-sheltered annuity contracts (TSAs)” previously in this Section.

Rollover contributions.  Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another “designated Roth account” under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

Withdrawal Limits.  In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5,000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan, because the funds are accounted for separately.

Distribution Requirements.  EDC plans are subject to minimum distribution rules similar to those that apply to TSAs. See “Required minimum distributions” later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains

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age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator’s responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee’s beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

Tax Treatment of Distributions.  The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See “Federal and State income tax withholding and information reporting” later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.

If the governmental employer EDC plan permits designated Roth contributions, Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth account under a governmental employer EDC plan could be made is 2016. Therefore, earnings attributable to a designated Roth account may be includible in income.

Tax-deferred rollovers.  A participant in a governmental employer EDC plan, or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b) plan, or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts roll-overs and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You may roll over a distribution from a governmental employer 457(b) plan to any of the following: a 403(b) plan funding vehicle, a qualified plan, another governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a governmental employer 457(b) plan can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

•	another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan; or

•	a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of “designated Roth contributions” under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an “in-plan” direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An “in-plan” direct conversion rollover is not subject to withholding but typically produces taxable income.

Loans.  Same as for TSAs. (See “Loans from TSAs” under “Distributions from TSAs” earlier in this prospectus.)

Background on regulations — required minimum distributions

If you are a participant in a 403(b) plan or a governmental employer EDC plan, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from annuity contracts funding tax qualified retirement plans, including 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

Lifetime required minimum distributions — When you have to take the first required minimum distribution

Generally, 403(b) plan and 457(b) EDC plan participants must take the first required minimum distribution for the calendar year in which the

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participant turns age 70 1/2. However, 403(b) plan and 457(b) EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70 1/2, as follows:

•

For 403(b) plan and 457(b) EDC plan participants who have not retired from service with the employer who provided the funds for this TSA or EDC contract by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement.

•

403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 70 1/2.

The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 – April 1). Distributions must start no later than your “Required Beginning Date,” which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you calculate required minimum distributions

There are two approaches to taking required minimum distributions — “account-based” or “annuity-based.”

Account-based method.  If you choose an “account-based” method, you divide the value of your TSA account or EDC account as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based pay-out with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.  If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your retirement plans?

No, if you want, you can choose a different method for each of your retirement plans. For example, you can choose an annuity payout from your TSA certificate, a different annuity payout from a qualified plan, and an account-based annual withdrawal from an IRA.

Will we pay you the annual amount every year from your certificate based on the method you choose?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our required minimum distribution (RMD) automatic withdrawal option. Otherwise, you will be responsible each year for asking us to pay the required minimum distribution withdrawal to you.

The IRS will let you calculate the required minimum distribution for each TSA that you maintain, using the method that you picked for that particular 403(b) funding vehicle. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall 403(b) plan required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more TSA contracts or custodial accounts that you own.

What if you take more than you need to for any year?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans or TSAs to the amounts you have to take from your traditional IRAs and vice-versa.

What if you take less than you need to for any year?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is a TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another TSA contract or custodial account that you own. Note that in the case of an EDC plan the distribution must be taken annually from the EDC contract.

What are the required minimum distribution payments after you die?  These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary.  Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary’s life expectancy using the “term certain method.” That is, he or she determines his or her

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life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner’s or the participant’s death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the “5-year rule.” Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner’s death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner’s death. No distribution is required for a year before that fifth year.

Spousal beneficiary.  If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse’s single life expectancy. Any amounts distributed after that surviving spouse’s death are made over the spouse’s life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

Non-individual beneficiary.  If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual participant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the participant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under “Individual beneficiary.” Please note that we need an individual participant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the participant.

ERISA matters

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

•

For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

•

With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST® Strategies processing and all other terms and conditions of the loan.

•

Only 50% of the participant’s vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant’s vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

•

Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

•

Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

•	Plans subject to ERISA provide that the participant’s spouse must consent in writing to the loan.

Certain rules applicable to plans designed to comply with Section 404(c) of ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant’s or beneficiary’s exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST® Strategies TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor’s responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).

Federal and state income tax withholding and information reporting

We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding

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will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

We might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, the state income tax withholding is completely independent of federal income tax withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on “periodic” and “non-periodic” payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals) which are not eligible for rollover distributions

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an “eligible rollover distribution.”

Mandatory withholding from eligible rollover distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from governmental employer 457(b) EDC plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from governmental employer 457(b) EDC plan distributions. An eligible roll-over distribution from one of these eligible retirement plans can be rolled over to another one of these eligible retirement plans or a traditional IRA. All distributions from a TSA, governmental employer 457(b) EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

•	any distributions which are “required minimum distributions” after age 70 1/2 or retirement from service with the employer; or

•	substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies of the plan participant (and designated beneficiary); or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions which fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	a death benefit payment to a beneficiary who is not the plan participant surviving spouse; or

•	a qualified domestic relations order distribution to a beneficiary who is not the plan participant current spouse or former spouse.

A death benefit payment to the plan participant surviving spouse, or a qualified domestic relations order distribution to the plan participant current or former spouse, may be a distribution subject to mandatory 20% withholding.

Impact of taxes to AXA Equitable

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

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8. More information

About our Separate Account A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A’s operations are accounted for without regard to AXA Equitable’s other operations. The amount of some of our obligations under the contracts and certificates is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)	to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)	to deregister Separate Account A under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account A;
(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)	to close a variable investment option to new contributions or transfers; and

(9)	to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About our fixed maturity options

Rates to maturity and price per $100 of maturity value

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.

The rates to maturity for new allocations as of February 15, 2012 and the related price per $100 of maturity value were as shown below.

Fixed Maturity Options with June 15th Maturity Date of Maturity Year	Rate to Maturity as of February 15, 2012	Price Per $100 of Maturity Value
2011	3.00%(1)	$99.03
2012	3.00%(1)	$96.14
2013	3.00%(1)	$93.34

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Fixed Maturity Options with June 15th Maturity Date of Maturity Year	Rate to Maturity as of February 15, 2012	Price Per $100 of Maturity Value
2014	3.00%(1)	$90.62
2015	3.00%(1)	$87.98
2016	3.00%(1)	$85.41
2017	3.00%(1)	$82.93
2018	3.00%(1)	$80.51
2019	3.00%(1)	$78.16
2020	3.05%	$75.54
(1)	Since these rates to maturity are 3%, no amounts could have been allocated to these options.

How we determine the market value adjustment

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)	We determine the market adjusted amount on the date of the withdrawal as follows:

(a)	We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

(b)	We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

(c)	We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

(d)	We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)	We determine the fixed maturity amount as of the current date.

(3)	We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II later in this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the “current rate to maturity” in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the “current rate to maturity” will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

Investments under the fixed maturity options

Amounts allocated to the fixed maturity options are held in a “non-unitized” separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account’s assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account’s investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable’s general account and are subject to AXA Equitable’s claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s

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general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Dates and prices at which certificate events occur

We describe below the general rules for when, and at what prices, events under your certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day:

—	after 4:00 PM, ET on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•	When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.
•	Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

Contributions, transfers, withdrawals and surrenders

•	Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•	Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

•	Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

•	Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

•	Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

•	Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

•	For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

•	For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

•	Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

About your voting rights

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

•	the election of trustees;

•	the formal approval of independent auditors selected for each Trust; or

•	any other matters described in each prospectus for the Trusts or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their certificates if a shareholder vote is taken. If we do not receive instructions in time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote

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any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote. One effect of proportional voting is that a small number of participants may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable’s variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.

Separate Account A voting rights

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants.

Changes in applicable law

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

Statutory compliance

We have the right to change the terms of the contract and any certificate thereunder without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract and any certificate thereunder must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a participant’s interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the certificates, or the distribution of the certificates.

Financial statements

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

Transfers of ownership, collateral assignments, loans, and borrowing

The owner may not assign a contract or certificate for any purpose.

You cannot assign a certificate as security for a loan or other obligation. Loans from account value, however, are permitted unless restricted by the employer.

Funding changes

The employer or trustee can change the funding vehicle for the plan.

Distribution of the contracts

The contracts are distributed by both AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) (together, the “Distributors”). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors (“Selling broker-dealers”).

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this prospectus.

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AXA Advisors Compensation.  AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA Distributors Compensation.  AXA Equitable pays contribution-based and asset-based compensation (together “compensation”) to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor’s Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor’s Selling broker-dealers. Contribution-based compensation will generally not exceed 12.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.35% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable’s distribution agreements with AXA Distributors.

Additional payments by AXA Distributors to Selling broker-dealers.  AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such

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payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”).

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2011) received additional payments. These additional payments ranged from $       to $                . AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation

Advantage Capital Corporation

AG Edwards

American General Securities Inc

American Portfolios Financial Services

Ameriprise Financial Services, Inc.

Associated Securities Corp.

Bank of America

BBVA Compass Investment Solutions, Inc.

CCO Investment Services Corp.

Centaurus Financial, Inc.

Colonial Brokerage, Inc.

Comerica Securities

Commonwealth Financial Network

CUSO Financial Services, LP

Essex National Securities Inc

FFP

Financial Network Investment Corporation

First Allied Securities

First Citizens Investor Services

First Tennessee Brokerage, Inc.

FSC Securities Corporation

Geneos Wealth Management, Inc.

H.D. Vest Investment Securities, Inc.

Investment Centers of America/First Dakota Inc.

IFC Holdings Inc. DBA Invest Financial Corporation

Investment Professionals, Inc.

Investors Capital Corporation

Ironstone Securities, Inc

J.P. Turner & Co. LLC

James T. Borello & Co.

Janney Montgomery Scott

Key Investment Services, LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

LPL Financial Corporation

M&T Securities

Merrill Lynch Life Agency

MML Investors Services LLC

Morgan Keegan

Morgan Stanley Smith Barney – Morgan Stanley & Co., Incorporated

Multi-Financial Securities Corporation

National Planning Corporation

Next Financial Group, Inc.

NFP Securities, Inc.

Pension Planners Securities Inc

PNC Investments

Prime Capital Services

PrimeVest Financial Services, Inc.

Oppenheimer & Co. Inc.

Raymond James & Associates Inc

Raymond James Financial Service

RBC Capital Markets Corp.

Robert W Baird

Royal Alliance Associates Inc.

RW Baird – Robert N. Baird & Co. Incorporated

Sage Point Financial, Inc

Securities America, Inc.

SII Investments, Inc.

Sorrento Pacific Financial LLC

Stifel, Nicolaus & Co.

Summit Brokerage Services, Inc

Termed/Gunnallen Financial, Inc.

Termed/Mutual Service Corporation

Transamerica Financial Advisors, Inc.

U.S Bancorp Investments, Inc.

UBS Financial Services, Inc.

United Planners’ Financial Service of America

UVEST Financial Services Group, Inc.

Waterstone Financial Group, Inc.

Wells Fargo Advisors Financial Network LLC

Wells Fargo Advisors

Wells Fargo Advisors, LLC

Wells Fargo Investments, LLC

Woodbury Financial Services, Inc.

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9. Incorporation of certain documents by reference

AXA Equitable’s Annual Report on Form 10-K for the period ended December 31, 2011 (the “Annual Report”) is considered to be part of this prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washing-ton, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the “Registration Statement”). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.

70	Incorporation of certain documents by reference

Appendix I: Condensed financial information

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 1.20% and 0.50%. The unit values and number of units outstanding for contracts offered under Separate Account A with daily asset charges of 0.90% and 0.70% are available in the Statement of Additional Information. To request a copy of the Statement of Additional Information, please contact our processing office. At the date of this Prospectus, unit values and number of units outstanding for contracts offered under Separate Account A with an asset based charge of 0.25% did not exist. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

The unit values and numbers of units outstanding shown below, as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.

	For the years ending December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
All Asset Allocation
Unit value	—	—	—	—	—	—	—	—	$104.51	$118.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	18
AXA Aggressive Allocation
Unit value	—	—	$109.19	$120.60	$128.76	$149.99	$157.32	$94.51	$118.85	$132.78
Number of units outstanding (000’s)	—	—	1	12	32	83	150	183	240	367
AXA Conservative Allocation
Unit value	—	—	$102.19	$107.05	$108.35	$113.87	$119.03	$104.64	$113.55	$120.34
Number of units outstanding (000’s)	—	—	2	31	42	55	100	129	137	165
AXA Conservative-Plus Allocation
Unit value	—	—	$104.18	$110.91	$113.14	$121.57	$126.70	$100.86	$114.02	$122.87
Number of units outstanding (000’s)	—	—	3	21	44	80	145	141	173	238
AXA Moderate Allocation
Unit value	—	—	—	—	$165.24	$180.56	$190.05	$142.17	$164.76	$179.37
Number of units outstanding (000’s)	—	—	—	—	—	3	27	54	62	73
AXA Moderate-Plus Allocation
Unit value	—	—	$108.00	$119.18	$125.60	$142.10	$149.35	$100.67	$121.30	$133.69
Number of units outstanding (000’s)	—	—	2	50	122	290	487	554	652	867
AXA Tactical Manager 400-I
Unit value	—	—	—	—	—	—	—	—	—	$106.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	5
AXA Tactical Manager 500-I
Unit value	—	—	—	—	—	—	—	—	—	$103.13
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	7
AXA Tactical Manager 2000-I
Unit value	—	—	—	—	—	—	—	—	—	$104.88
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	2
AXA Tactical Manager International-I
Unit value	—	—	—	—	—	—	—	—	—	$104.17
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	3

Appendix I: Condensed financial information	I-1

The unit values and numbers of units outstanding shown below, as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%. (continued)

	For the years ending December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/AllianceBernstein International
Unit value	—	—	—	—	$130.98	$160.24	$177.32	$86.55	$108.95	$113.54
Number of units outstanding (000’s)	—	—	—	—	—	3	16	24	31	32
EQ/AllianceBernstein Small Cap Growth
Unit value	—	—	—	—	$174.78	$188.69	$218.08	$119.54	$160.64	$212.01
Number of units outstanding (000’s)	—	—	—	—	—	1	3	7	9	11
EQ/AXA Franklin Small Cap Value Core
Unit value	—	—	—	—	—	$108.27	$97.73	$64.30	$81.46	$100.02
Number of units outstanding (000’s)	—	—	—	—	—	2	10	15	15	17
EQ/BlackRock Basic Value Equity
Unit value	$132.52	$109.12	$141.44	$154.51	$157.16	$187.75	$187.68	$117.63	$151.42	$167.98
Number of units outstanding (000’s)	119	183	219	284	294	276	266	237	251	300
EQ/BlackRock International Value
Unit value	—	$75.88	$96.00	$115.37	$126.34	$156.89	$170.79	$96.19	$123.78	$129.72
Number of units outstanding (000’s)	—	74	85	120	197	231	237	198	175	164
EQ/Boston Advisors Equity Income
Unit value	—	—	—	$107.01	$112.23	$128.59	$131.73	$88.11	$97.11	$111.01
Number of units outstanding (000’s)	—	—	—	6	50	67	72	68	68	74
EQ/Calvert Socially Responsible
Unit value	$87.02	$63.23	$79.94	$81.81	$87.90	$91.39	$101.24	$54.79	$70.85	$78.76
Number of units outstanding (000’s)	—	3	4	6	8	9	12	12	15	21
EQ/Capital Guardian Growth
Unit value	—	$54.11	$66.27	$69.10	$71.76	$76.14	$79.35	$46.72	$61.59	$68.72
Number of units outstanding (000’s)	—	5	11	12	17	27	43	41	39	33
EQ/Capital Guardian Research
Unit value	$108.22	$80.55	$104.65	$114.66	$120.15	$133.03	$133.60	$79.64	$103.44	$118.34
Number of units outstanding (000’s)	31	130	142	147	147	143	370	316	277	243
EQ/Common Stock Index
Unit value	—	—	—	—	$171.66	$188.20	$192.89	$107.37	$136.48	$156.63
Number of units outstanding (000’s)	—	—	—	—	—	—	17	29	31	35
EQ/Core Bond Index
Unit value	—	$107.19	$109.48	$112.60	$113.71	$116.91	$119.09	$107.14	$108.70	$113.61
Number of units outstanding (000’s)	—	45	72	95	130	144	159	122	139	130
EQ/Davis New York Venture
Unit value	—	—	—	—	—	—	$97.03	$58.27	$76.38	$84.34
Number of units outstanding (000’s)	—	—	—	—	—	—	8	19	36	56
EQ/Equity 500 Index
Unit value	—	—	—	—	$164.80	$187.87	$195.29	$121.23	$151.14	$171.22
Number of units outstanding (000’s)	—	—	—	—	—	2	16	35	45	54

I-2	Appendix I: Condensed financial information

The unit values and numbers of units outstanding shown below, as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%. (continued)

	For the years ending December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/Equity Growth PLUS
Unit value	$105.94	$92.57	$119.93	$130.94	$143.22	$154.70	$174.30	$102.82	$129.84	$147.86
Number of units outstanding (000’s)	—	47	133	180	241	295	326	333	315	275
EQ/Franklin Core Balanced
Unit value	—	—	—	—	—	$104.34	$105.20	$70.88	$91.41	$100.52
Number of units outstanding (000’s)	—	—	—	—	—	22	149	134	120	113
EQ/Franklin Templeton Allocation
Unit value	—	—	—	—	—	—	$95.25	$59.39	$75.38	$82.21
Number of units outstanding (000’s)	—	—	—	—	—	—	69	87	86	85
EQ/GAMCO Mergers and Acquisitions
Unit value	—	—	—	—	$105.14	$116.57	$119.10	$101.40	$116.85	$126.55
Number of units outstanding (000’s)	—	—	—	—	5	12	21	18	17	19
EQ/GAMCO Small Company Value
Unit value	—	—	—	$113.27	$116.74	$137.07	$148.00	$101.39	$141.70	$185.71
Number of units outstanding (000’s)	—	—	—	7	62	80	128	143	181	264
EQ/Global Bond PLUS
Unit value	—	—	—	—	$97.53	$99.66	$107.62	$113.22	$114.06	$119.80
Number of units outstanding (000’s)	—	—	—	—	—	14	37	73	76	101
EQ/Global Multi-Sector Equity
Unit value	$87.48	$81.32	$125.29	$153.09	$200.85	$271.98	$381.60	$160.80	$238.40	$262.52
Number of units outstanding (000’s)	44	54	69	95	144	181	196	162	167	176
EQ/Intermediate Government Bond Index
Unit value	—	—	—	—	$140.78	$143.80	$152.20	$156.16	$151.16	$156.03
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	2	2
EQ/International Core PLUS
Unit value	—	$67.97	$89.06	$99.97	$115.69	$136.30	$155.16	$84.53	$113.03	$121.97
Number of units outstanding (000’s)	—	12	31	75	97	121	116	128	167	224
EQ/International Growth
Unit value	—	—	—	—	$115.10	$142.89	$164.04	$96.79	$131.24	$149.04
Number of units outstanding (000’s)	—	—	—	—	3	14	40	40	42	49
EQ/JPMorgan Value Opportunities
Unit value	$95.23	$76.16	$95.42	$104.53	$107.33	$127.65	$124.59	$74.13	$96.91	$107.54
Number of units outstanding (000’s)	32	35	35	38	39	39	38	31	26	29
EQ/Large Cap Core PLUS
Unit value	$85.14	$66.44	$80.11	$88.18	$93.39	$104.21	$106.95	$66.14	$82.67	$93.27
Number of units outstanding (000’s)	21	26	31	32	31	28	26	26	22	25
EQ/Large Cap Growth Index
Unit value	$70.52	$47.97	$58.38	$62.52	$70.99	$69.76	$78.56	$49.46	$66.57	$76.26
Number of units outstanding (000’s)	438	383	362	311	281	249	223	194	188	179

Appendix I: Condensed financial information	I-3

The unit values and numbers of units outstanding shown below, as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%. (continued)

	For the years ending December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/Large Cap Growth PLUS
Unit value	$92.82	$60.23	$76.94	$85.62	$92.23	$98.21	$112.19	$68.46	$91.21	$103.14
Number of units outstanding (000’s)	316	265	250	232	215	178	167	153	147	145
EQ/Large Cap Value Index
Unit value	—	—	—	—	$106.44	$112.35	$104.42	$44.66	$52.58	$59.54
Number of units outstanding (000’s)	—	—	—	—	6	41	49	27	28	30
EQ/Large Cap Value PLUS
Unit value	$94.71	$80.81	$102.78	$115.20	$120.01	$143.93	$135.87	$76.51	$91.17	$101.70
Number of units outstanding (000’s)	71	173	235	340	396	471	42	64	78	77
EQ/Lord Abbett Growth and Income
Unit value	—	—	—	—	$106.09	$122.86	$125.59	$78.71	$91.85	$106.61
Number of units outstanding (000’s)	—	—	—	—	3	10	13	12	11	17
EQ/Lord Abbett Large Cap Core
Unit value	—	—	—	—	$105.72	$117.71	$128.70	$87.77	$108.85	$122.57
Number of units outstanding (000’s)	—	—	—	—	2	5	10	13	40	65
EQ/Mid Cap Index
Unit value	$85.57	$68.93	$97.80	$112.12	$117.83	$129.84	$138.57	$69.43	$93.48	$116.13
Number of units outstanding (000’s)	106	195	301	399	—	494	531	504	465	434
EQ/Mid Cap Value PLUS
Unit value	$88.97	$74.98	$98.72	$114.94	$126.42	$140.50	$136.59	$81.55	$109.46	$132.44
Number of units outstanding (000’s)	126	261	291	333	377	382	349	268	368	333
EQ/Money Market
Unit value	$112.74	$112.77	$112.05	$111.56	$113.12	$127.45	$132.18	$133.68	$132.46	$131.00
Number of units outstanding (000’s)	125	107	83	75	68	—	1	2	1	1
EQ/Montag & Caldwell Growth
Unit value	—	—	—	$104.69	$109.03	$116.29	$138.79	$92.02	$117.96	$126.12
Number of units outstanding (000’s)	—	—	—	—	6	5	11	33	40	47
EQ/Morgan Stanley Mid Cap Growth
Unit value	—	—	—	—	$123.86	$133.70	$161.70	$84.15	$130.59	$170.69
Number of units outstanding (000’s)	—	—	—	—	4	12	34	47	85	149
EQ/Mutual Large Cap Equity
Unit value	—	—	—	—	—	$107.15	$107.60	$65.81	$81.35	$89.97
Number of units outstanding (000’s)	—	—	—	—	—	8	73	71	61	51
EQ/Oppenheimer Global
Unit value	—	—	—	—	—	$110.99	$115.91	$67.86	$92.93	$105.76
Number of units outstanding (000’s)	—	—	—	—	—	3	17	29	36	52
EQ/PIMCO Ultra Short Bond
Unit value	—	—	—	—	$99.44	$98.64	$108.63	$102.98	$109.89	$109.49
Number of units outstanding (000’s)	—	—	—	—	35	56	73	145	198	180

I-4	Appendix I: Condensed financial information

The unit values and numbers of units outstanding shown below, as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%. (continued)

	For the years ending December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/Quality Bond PLUS
Unit value	—	—	—	—	$149.02	$153.26	$158.68	$146.86	$135.29	$142.01
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	123	108
EQ/Small Company Index
Unit value	—	$81.65	$117.68	$136.81	$140.93	$163.91	$158.96	$103.45	$128.91	$160.25
Number of units outstanding (000’s)	—	18	59	104	133	167	193	185	195	188
EQ/T.Rowe Price Growth Stock
Unit value	—	—	—	$111.26	$114.31	$108.40	$114.84	$65.57	$92.41	$106.26
Number of units outstanding (000’s)	—	—	—	2	26	30	152	155	200	266
EQ/Templeton Global Equity
Unit value	—	—	—	—	—	$107.73	$108.55	$63.47	$81.54	$87.00
Number of units outstanding (000’s)	—	—	—	—	—	1	54	43	51	65
EQ/UBS Growth and Income
Unit value	—	—	—	$109.27	$117.68	$132.73	$132.66	$78.60	$102.84	$114.89
Number of units outstanding (000’s)	—	—	—	—	21	46	65	64	57	52
EQ/Van Kampen Comstock
Unit value	—	—	—	—	$104.39	$119.54	$115.14	$71.73	$91.00	$103.59
Number of units outstanding (000’s)	—	—	—	—	9	23	32	24	24	27
EQ/Wells Fargo Advantage Omega Growth
Unit value	$76.26	$57.25	$78.17	$82.67	$84.92	$88.82	$97.69	$69.88	$96.86	$112.25
Number of units outstanding (000’s)	10	16	26	53	44	38	41	47	60	85
Fidelity® VIP Contrafund® Portfolio
Unit value	—	—	—	—	—	—	—	—	—	$105.87
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	46
Invesco V.I. Global Real Estate Fund
Unit value	—	—	—	—	—	—	—	—	—	$109.26
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	1
Invesco V.I. Mid Cap Core Equity Fund
Unit value	—	—	—	—	—	—	—	—	—	$104.26
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	4
Invesco V.I. Small Cap Equity Fund
Unit value	—	—	—	—	—	—	—	—	—	$108.58
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	2
Ivy Funds VIP Energy
Unit value	—	—	—	—	—	—	—	—	—	$113.52
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	10
Ivy Funds VIP High Income
Unit value	—	—	—	—	—	—	—	—	—	$106.27
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	10

Appendix I: Condensed financial information	I-5

The unit values and numbers of units outstanding shown below, as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%. (continued)

	For the years ending December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
Lazard Retirement Emerging Markets Equity Portfolio
Unit value	—	—	—	—	—	—	—	—	—	$113.45
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	29
MFS® International Value Portfolio
Unit value	—	—	—	—	—	—	—	—	—	$105.97
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	15
MFS® Investors Growth Stock Series
Unit value	—	—	—	—	—	—	—	—	—	$118.95
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	1
MFS® Investors Trust Series
Unit value	—	—	—	—	—	—	—	—	—	$101.87
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	8
MFS® Technology Portfolio
Unit value	—	—	—	—	—	—	—	—	—	$119.10
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	4
MFS® Utilities Series
Unit value	—	—	—	—	—	—	—	—	—	$110.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	5
Multimanager Aggressive Equity
Unit value	—	—	—	—	$91.83	$95.60	$105.47	$55.70	$75.73	$88.22
Number of units outstanding (000’s)	—	—	—	—	—	—	2	5	20	23
Multimanager Core Bond
Unit value	—	$106.88	$109.55	$112.44	$113.04	$115.90	$121.67	$123.17	$131.81	$138.31
Number of units outstanding (000’s)	—	83	100	106	121	111	108	95	97	127
Multimanager International Equity
Unit value	—	$78.18	$103.76	$120.87	$137.87	$170.70	$189.61	$98.85	$126.88	$134.08
Number of units outstanding (000’s)	—	17	31	62	71	89	88	80	70	63
Multimanager Large Cap Core Equity
Unit value	—	$76.54	$96.89	$104.99	$110.72	$124.24	$128.89	$76.99	$100.80	$111.08
Number of units outstanding (000’s)	—	21	31	33	31	29	30	27	23	19
Multimanager Large Cap Value
Unit value	—	$79.20	$102.57	$115.96	$122.70	$144.66	$148.12	$91.53	$111.11	$124.21
Number of units outstanding (000’s)	—	32	39	51	62	87	93	86	77	69
Multimanager Mid Cap Growth
Unit value	—	$62.08	$86.02	$94.96	$101.69	$110.13	$121.76	$67.87	$95.07	$119.18
Number of units outstanding (000’s)	—	43	94	125	122	116	107	96	92	79
Multimanager Mid Cap Value
Unit value	—	$73.80	$102.53	$116.68	$123.75	$140.28	$138.72	$87.76	$125.17	$154.48
Number of units outstanding (000’s)	—	36	66	91	89	85	82	69	66	62

I-6	Appendix I: Condensed financial information

The unit values and numbers of units outstanding shown below, as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 1.20%. (continued)

	For the years ending December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
Multimanager Multi-Sector Bond
Unit value	—	—	—	—	$123.10	$134.04	$136.92	$80.78	$87.51	$92.20
Number of units outstanding (000’s)	—	—	—	—	—	—	2	154	139	144
Multimanager Small Cap Growth
Unit value	—	—	—	$114.62	$121.73	$132.55	$135.77	$77.65	$103.21	$130.17
Number of units outstanding (000’s)	—	—	—	1	26	50	72	59	50	42
Multimanager Small Cap Value
Unit value	—	$112.91	$153.26	$177.32	$183.41	$210.41	$187.41	$115.05	$143.69	$176.76
Number of units outstanding (000’s)	—	27	54	102	120	127	112	94	85	70
Multimanager Technology
Unit value	—	$56.71	$88.33	$91.63	$100.73	$106.79	$124.72	$65.21	$102.08	$118.71
Number of units outstanding (000’s)	—	9	31	130	128	124	126	121	131	140
Target 2015 Allocation
Unit value	—	—	—	—	—	$108.37	$114.81	$78.86	$93.74	$102.55
Number of units outstanding (000’s)	—	—	—	—	—	—	5	11	13	18
Target 2025 Allocation
Unit value	—	—	—	—	—	$109.32	$115.96	$74.45	$90.62	$100.22
Number of units outstanding (000’s)	—	—	—	—	—	2	15	24	33	39
Target 2035 Allocation
Unit value	—	—	—	—	—	$110.21	$116.92	$71.58	$88.79	$98.89
Number of units outstanding (000’s)	—	—	—	—	—	1	7	14	22	32
Target 2045 Allocation
Unit value	—	—	—	—	—	$110.99	$118.22	$68.52	$86.50	$96.81
Number of units outstanding (000’s)	—	—	—	—	—	—	5	9	12	19

Appendix I: Condensed financial information	I-7

The unit values and number of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
All Asset Allocation
Unit value	—	—	—	—	—	—	—	$104.73	$119.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Aggressive Allocation
Unit value	—	$109.38	$121.67	$130.82	$153.46	$162.11	$98.08	$124.22	$139.76
Number of units outstanding (000’s)	—	—	—	—	—	—	1	2	2
AXA Conservative Allocation
Unit value	—	$102.37	$108.00	$110.08	$116.51	$122.65	$108.60	$118.67	$126.66
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Conservative-Plus Allocation
Unit value	—	$104.36	$111.89	$114.94	$124.39	$130.56	$104.67	$119.17	$129.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Moderate Allocation
Unit value	—	—	—	—	$103.11	$109.30	$82.34	$96.11	$105.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Moderate-Plus Allocation
Unit value	—	$108.19	$120.23	$127.61	$145.39	$153.90	$104.47	$126.77	$140.71
Number of units outstanding (000’s)	—	—	—	—	—	—	3	5	5
AXA Tactical Manager 400-I
Unit value	—	—	—	—	—	—	—	—	$106.56
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Tactical Manager 500-I
Unit value	—	—	—	—	—	—	—	—	$103.64
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Tactical Manager 2000-I
Unit value	—	—	—	—	—	—	—	—	$105.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Tactical Manager International-I
Unit value	—	—	—	—	—	—	—	—	$104.68
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/AllianceBernstein International
Unit value	—	—	—	—	$105.97	$118.10	$58.05	$73.60	$77.24
Number of units outstanding (000’s)	—	—	—	—	—	1	1	—	—
EQ/AllianceBernstein Small Cap Growth
Unit value	—	—	—	—	$103.84	$120.87	$66.73	$90.30	$120.02
Number of units outstanding (000’s)	—	—	—	—	—	1	—	—	—
EQ/AXA Franklin Small Cap Value Core
Unit value	—	—	—	—	$108.50	$98.64	$65.36	$83.39	$103.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—

I-8	Appendix I: Condensed financial information

The unit values and number of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. (continued)

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/BlackRock Basic Value Equity
Unit value	$88.81	$115.93	$127.54	$130.65	$157.18	$158.23	$99.88	$129.48	$144.66
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/BlackRock International Value
Unit value	$62.51	$79.64	$96.39	$106.30	$132.94	$145.75	$82.67	$107.14	$113.07
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Boston Advisors Equity Income
Unit value	—	—	$107.17	$113.20	$130.62	$134.77	$90.78	$100.76	$116.00
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1
EQ/Calvert Socially Responsible
Unit value	$57.22	$72.85	$75.08	$81.24	$85.06	$94.90	$51.72	$67.36	$75.42
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Capital Guardian Growth
Unit value	$47.88	$59.05	$62.01	$64.85	$69.30	$72.73	$43.13	$57.26	$64.34
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Capital Guardian Research
Unit value	$73.83	$96.60	$106.60	$112.49	$125.42	$126.86	$76.16	$99.62	$114.78
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Common Stock Index
Unit value	—	—	—	—	$104.17	$107.52	$60.28	$77.16	$89.18
Number of units outstanding (000’s)	—	—	—	—	—	2	1	1	1
EQ/Core Bond Index
Unit value	$108.01	$111.09	$115.07	$117.03	$121.18	$124.31	$112.63	$115.08	$121.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Davis New York Venture
Unit value	—	—	—	—	—	$97.46	$58.95	$77.82	$86.53
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Equity 500 Index
Unit value	—	—	—	—	$103.22	$108.06	$67.56	$84.82	$96.77
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Equity Growth PLUS
Unit value	$93.38	$121.84	$133.98	$147.58	$160.53	$182.16	$108.22	$137.63	$157.83
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	1
EQ/Franklin Core Balanced
Unit value	—	—	—	—	$104.56	$106.18	$72.05	$93.57	$103.63
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Franklin Templeton Allocation
Unit value	—	—	—	—	—	$95.67	$60.08	$76.79	$84.35
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—

Appendix I: Condensed financial information	I-9

The unit values and number of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. (continued)

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/GAMCO Mergers and Acquisitions
Unit value	—	—	—	$105.64	$117.94	$121.36	$104.07	$120.76	$131.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/GAMCO Small Company Value
Unit value	—	—	$113.44	$117.75	$139.23	$151.41	$104.46	$147.03	$194.05
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	2
EQ/Global Bond PLUS
Unit value	—	—	—	$97.69	$100.53	$109.34	$115.84	$117.53	$124.32
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Global Multi-Sector Equity
Unit value	$70.62	$109.56	$134.82	$178.13	$242.92	$343.25	$145.67	$217.50	$241.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1
EQ/Intermediate Government Bond Index
Unit value	—	—	—	—	$100.44	$107.06	$110.63	$107.84	$112.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/International Core PLUS
Unit value	$61.65	$81.36	$91.97	$107.18	$127.17	$145.80	$80.00	$107.72	$117.07
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	—
EQ/International Growth
Unit value	—	—	—	$115.64	$144.57	$167.16	$99.33	$135.64	$155.13
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/JPMorgan Value Opportunities
Unit value	$78.07	$98.51	$108.69	$112.39	$134.61	$132.31	$79.29	$104.38	$116.66
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Large Cap Core PLUS
Unit value	$64.03	$77.76	$86.19	$91.93	$103.30	$106.78	$66.51	$83.72	$95.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Large Cap Growth Index
Unit value	$44.22	$54.21	$58.46	$66.85	$66.16	$75.03	$47.58	$64.48	$74.39
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	1
EQ/Large Cap Growth PLUS
Unit value	$35.99	$46.31	$51.89	$56.29	$60.37	$69.45	$42.68	$57.27	$65.22
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1
EQ/Large Cap Value Index
Unit value	—	—	—	$106.62	$113.34	$106.08	$45.70	$54.18	$61.79
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Large Cap Value PLUS
Unit value	$89.18	$114.24	$128.95	$135.28	$163.40	$155.34	$88.09	$105.72	$118.77
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	0

I-10	Appendix I: Condensed financial information

The unit values and number of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. (continued)

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/Lord Abbett Growth and Income
Unit value	—	—	—	$105.59	$124.31	$127.98	$80.78	$94.93	$110.97
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Lord Abbett Large Cap Core
Unit value	—	—	—	$106.21	$119.10	$131.15	$90.08	$112.50	$127.57
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Mid Cap Index
Unit value	$71.73	$102.49	$118.33	$125.23	$138.97	$149.37	$75.38	$102.20	$127.87
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1
EQ/Mid Cap Value PLUS
Unit value	$95.25	$126.30	$148.09	$164.04	$183.59	$179.75	$108.09	$146.11	$178.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1
EQ/Money Market
Unit value	—	—	—	—	$100.76	$105.25	$107.20	$106.97	$106.54
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Montag & Caldwell Growth
Unit value	—	—	$104.85	$109.97	$118.12	$141.99	$94.81	$122.39	$131.79
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Morgan Stanley Mid Cap Growth
Unit value	—	—	—	$124.44	$135.28	$164.77	$86.36	$134.96	$177.66
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1
EQ/Mutual Large Cap Equity
Unit value	—	—	—	—	$107.38	$108.61	$66.89	$83.28	$92.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Oppenheimer Global
Unit value	—	—	—	—	$111.23	$116.99	$68.98	$95.14	$109.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/PIMCO Ultra Short Bond
Unit value	—	—	—	$99.91	$99.80	$110.69	$105.68	$113.57	$113.96
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Quality Bond PLUS
Unit value	—	—	—	—	$100.81	$105.12	$97.98	$103.61	$109.76
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Small Company Index
Unit value	$82.28	$119.41	$139.82	$145.04	$169.88	$165.93	$108.75	$136.48	$170.86
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/T. Rowe Price Growth Stock
Unit value	—	—	$111.43	$115.29	$110.11	$117.48	$67.56	$95.88	$111.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—

Appendix I: Condensed financial information	I-11

The unit values and number of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. (continued)

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/Templeton Global Equity
Unit value	—	—	—	—	$107.79	$109.56	$64.51	$83.47	$89.69
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/UBS Growth and Income
Unit value	—	—	$109.44	$118.70	$134.82	$135.71	$80.98	$106.71	$120.05
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Van Kampen Comstock
Unit value	—	—	—	$104.88	$120.95	$117.33	$73.61	$94.05	$107.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Wells Fargo Advantage Omega Growth
Unit value	$56.66	$77.91	$82.98	$85.83	$90.42	$100.16	$72.15	$100.72	$117.54
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio
Unit value	—	—	—	—	—	—	—	—	$106.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Fund
Unit value	—	—	—	—	—	—	—	—	$109.52
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Unit value	—	—	—	—	—	—	—	—	$104.77
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Unit value	—	—	—	—	—	—	—	—	$109.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Ivy Funds VIP Energy
Unit value	—	—	—	—	—	—	—	—	$114.08
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Ivy Funds VIP High Income
Unit value	—	—	—	—	—	—	—	—	$106.52
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Lazard Retirement Emerging Markets Equity Portfolio
Unit value	—	—	—	—	—	—	—	—	$113.71
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
MFS® International Value Portfolio
Unit value	—	—	—	—	—	—	—	—	$106.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series
Unit value	—	—	—	—	—	—	—	—	$119.23
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—

I-12	Appendix I: Condensed financial information

The unit values and number of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. (continued)

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
MFS® Investors Trust Series
Unit value	—	—	—	—	—	—	—	—	$102.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
MFS® Technology Portfolio
Unit value	—	—	—	—	—	—	—	—	$119.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
MFS® Utilities Series
Unit value	—	—	—	—	—	—	—	—	$111.10
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Aggressive Equity
Unit value	—	—	—	—	$105.24	$116.93	$62.19	$85.16	$99.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Core Bond
Unit value	$107.64	$111.11	$114.85	$116.28	$120.06	$126.94	$129.41	$139.47	$147.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager International Equity
Unit value	$78.74	$105.24	$123.46	$141.82	$176.83	$197.82	$103.86	$134.26	$142.88
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Large Cap Core Equity
Unit value	$77.08	$98.27	$107.24	$113.89	$128.70	$134.47	$80.89	$106.66	$118.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Large Cap Value
Unit value	$79.76	$104.03	$118.45	$126.22	$149.85	$154.53	$96.17	$117.57	$132.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Mid Cap Growth
Unit value	$62.53	$87.24	$96.99	$104.60	$114.09	$127.03	$71.31	$100.60	$127.00
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Mid Cap Value
Unit value	$74.33	$103.99	$119.18	$127.30	$145.32	$144.72	$92.21	$132.45	$164.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Multi-Sector Bond
Unit value	—	—	—	—	$102.63	$105.59	$80.57	$88.11	$93.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Small Cap Growth
Unit value	—	—	$114.80	$122.78	$134.64	$138.89	$80.00	$107.09	$136.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Small Cap Value
Unit value	$108.77	$148.68	$173.24	$180.45	$208.48	$187.01	$115.62	$145.43	$180.17
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1

Appendix I: Condensed financial information	I-13

The unit values and number of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. (continued)

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
Multimanager Technology
Unit value	$57.12	$89.59	$93.59	$103.61	$110.62	$130.12	$68.52	$108.02	$126.51
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1
Target 2015 Allocation
Unit value	—	—	—	—	$108.60	$115.88	$80.16	$95.96	$105.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Target 2025 Allocation
Unit value	—	—	—	—	$109.56	$117.04	$75.68	$92.77	$103.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Target 2035 Allocation
Unit value	—	—	—	—	$110.45	$118.01	$72.76	$90.90	$101.96
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Target 2045 Allocation
Unit value	—	—	—	—	$111.24	$119.32	$69.65	$88.55	$99.81
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—

I-14	Appendix I: Condensed financial information

Appendix II: Market value adjustment example

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2012 to a fixed maturity option with a maturity date of June 15, 2020 (eight years later) at a hypothetical rate to maturity of 7.00% (h) , resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2016.(a)

	Hypothetical assumed rate to maturity(j) on June 15, 2016
	5.00%	9.00%
As of June 15, 2016 before withdrawal
(1) Market adjusted amount(b)	$141,389	$121,737
(2) fixed maturity amount(c)	$131,104	$131,104
(3) market value adjustment: (1) — (2)	$10,285	$(9,367)
On June 15, 2016 after $50,000 withdrawal
(4) portion of market value adjustment associated with the withdrawal: (3) x [$50,000/(1)]	$3,637	$(3,847)
(5) portion of fixed maturity associated with the withdrawal: $50,000 — (4)	$46,363	$53,847
(6) market adjusted amount (1) — $50,000	$91,389	$71,737
(7) fixed maturity amount: (2) — (5)	$84,741	$77,257
(8) maturity value(d)	$111,099	$101,287

You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)	Number of days from the withdrawal date to the maturity date = D = 1,461

(b)	Market adjusted amount is based on the following calculation:

Maturity value	=	$171,882	where j is either 5% or 9%
(1+j)(D/365)		(1+j)(1,461/365)

(c)	Fixed maturity amount is based on the following calculation:

Maturity value	=	$171,882
(1+h)(D/365)		(1+0.07)(1,461/365)

(d)	Maturity value is based on the following calculation:

Fixed maturity amount x (1+h)(D/365)	=	($84,741 or $77,257) x (1+0.07)(1,461/365)

Appendix II: Market value adjustment example	II-1

Appendix III: Death benefit example

If you do not elect the enhanced death benefit, the death benefit is equal to (i) your account value (without any negative market value adjustment), or (ii) the standard death benefit, less any outstanding loan balance (including any accrued, but unpaid loan interest). The standard death benefit is equal to your total contributions, adjusted for withdrawals, including any withdrawal charges and taxes that may apply. If you elect the enhanced death benefit, the death benefit is equal to (i) the account value (without any negative market adjustment that would otherwise apply), or (ii) the enhanced death benefit as of the date of your death, whichever provides the highest amount.

Please see “Death benefit” under “Contract features and benefits” earlier in this prospectus for more detailed information.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no loans or withdrawals, the death benefit for a participant age 45 would be calculated as follows:

End of participation year	Account value(1)	Contribution	Enhanced death benefit
1	$105,000(2)	$100,000	$100,000
2	$115,500(2)		$100,000
3	$129,360(2)		$129,360(2)
4	$103,488		$129,360(3)
5	$113,837		$129,360(3)
6	$127,497		$129,360(3)
7	$127,497		$129,360(3)
8	$133,872(2)		$129,360
9	$147,259		$147,259(4)

The account values for participation years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00%, 0.00%, 5.00% and 10.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1)	If the enhanced death benefit was not elected, the death benefit on each participation date anniversary would be equal to the account value, since it is higher than the contribution.

(2)	If the enhanced death benefit was elected, at the end of participation years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in participation year 3, the enhanced death benefit is increased to equal the account value.

(3)	At the end of participation years 4, 5, 6 and 7, the death benefit would be equal to the enhanced death benefit since it is higher than the account value. Also, at the end of participation year 6, no adjustment would be made to the enhanced death benefit, since the enhanced death benefit is higher than the account value.

(4)	At the end of participation year 9, the enhanced death benefit would be increased to the account value, since the account value on the participation date anniversary is higher than the current enhanced death benefit.

III-1	Appendix III: Death benefit example

Appendix IV: State contract availability and/or variations of certain features and benefits

States where certain EQUI-VEST® Strategies (Series 900) features and/or benefits are not available or vary:

State	Features and Benefits	Contract Type	Availability or Variation
California	See “Contract features and benefits”—”Your right to cancel within a certain number of days”	All contract types	If you reside in the state of
California and you are age 60
or older at the time the con
tract is issued, you may return
your variable annuity contract
within 30 days from the date
that you receive it and receive
a refund as described below.

If you allocate your entire ini
tial contribution to the EQ/
Money Market option, the
amount of your refund will be
equal to your contribution less
interest, unless you make a
transfer, in which case the
amount of your refund will be
equal to your account value on
the date we receive your re
quest to cancel at our process
ing office. This amount could
be less than your initial con
tribution. If you allocate any
portion of your initial con
tribution to variable invest-
ment options other than the
EQ/Money Market option, your
refund will be equal to your
account value on the date we
receive your request to cancel
at our processing office.
Florida	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	All contract types	If you reside in the state of
Florida and you are age 65 or
older at the time the contract
is issued, you may cancel your
variable annuity contract and
return it to us within 21 days
from the date that you receive
it. You will receive an
unconditional refund equal to
the cash surrender value pro
vided in the annuity contract,
plus any fees or charges de
ducted from the contributions
or imposed under the contract.

Appendix IV: State contract availability and/or variations of certain features and benefits	IV-1

State	Features and benefits	Contract type	Availability or variation
Florida (continued)	If you reside in the state of
Florida and you are age 64 or
younger at the time the con
tract is issued, you may cancel
your variable annuity contract
and return it to us within 14
days from the date that you
receive it. You will receive an
unconditional refund equal to
your contributions, including
any contract fees or charges.

See “Withdrawal charge” in “Charges and expenses”	All contract types	If you are age 65 or older at
the time your contract is is
sued, the applicable with
drawal charge will not exceed
10% of the amount with
drawn. In addition, no charge
will apply after the end of the
10th contract year or 10 years
after a contribution is made,
whichever is later.
Illinois	Notice to all Illinois contract owners	All contract types	Illinois law provides that a
spouse in a civil union and a
spouse in a marriage are to be
treated identically. For pur
poses of your contract, when
we use the term “married”,
we include “parties to a civil
union” and when we use the
word “spouse” we include
“parties to a civil union”.
While civil union spouses are
afforded the same rights as
married spouses under Illinois
law, tax-related advantages
such as spousal continuation
are derived from federal tax
law. Illinois’ Civil Union Law
does not and cannot alter
federal law. The federal De
fense of Marriage Act excludes
civil unions and civil union
partners from the meaning of
the word “marriage” or
“spouse” in all federal laws.
Therefore, a civil union spouse
does not qualify for the same
tax advantages provided to a
married spouse under federal
law, including the tax benefits
afforded to the surviving
spouse of an owner of an
annuity.

IV-2	Appendix IV: State contract availability and/or variations of certain features and benefits

State	Features and benefits	Contract type	Availability or variation
Massachusetts	See “Withdrawal Charge” in the “Charges under the contract” section under “Charges and expenses”	All contract types	Waivers (4), (5), and (6) are not available.
Missouri	See “Withdrawal Charge” in the “Charges under the contract” section under “Charges and expenses”	All contract types	Waiver (4) regarding total disability is not available.
New Hampshire	See “Withdrawal Charge” in the “Charges under the contract” section under “Charges and expenses”	All contract types	Waiver (6) regarding the definition of a nursing home was changed to “(a) a provider of skilled nursing care service”, while it only needs to “provide continuous room and board.”
Pennsylvania	See “Loans under TSA and governmental employer EDC contracts” in “Accessing your money”	All contract types	Taking a loan in excess of Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.
Texas	See “Loans” in “Accessing your money”	All contract types	Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.
	See “What are your investment options under the contract” in “Contract features and benefits”.	For all new and existing TSA contract owners (regardless of the contract issue date) who are employees of public school districts and open enrollment charter schools (grades K-12), who are participants in the TSA plan, the providers of which are subject to the 403(b) Certification Rules of the Teacher Retirement System of the State of Texas, and who enroll and contribute to the TSA contracts through a salary reduction agreement.

Unavailable variable investment options:

The variable investment options that invest in portfolios of unaffiliated trusts are not available. You may allocate amounts to the variable investment options that invest in the AXA Tactical Manager Portfolios.

	See “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in Contract features and benefits	For TSA contract owners who are employees of public school districts and open enrollment charter schools (grades K-12) who are participants in the TSA plan, the providers of which are subject to the 403(b) Certification Rules of the Teacher Retirement System of the State of Texas, and who enroll and contribute to the TSA contracts through a salary reduction agreement.	The GWBL feature is not available.

Appendix IV: State contract availability and/or variations of certain features and benefits	IV-3

State	Features and benefits	Contract type	Availability or variation
Vermont	See “Loans under TSA and governmental employer EDC contracts” in “Accessing your money”	All contract types	Taking a loan in excess of Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.
Washington	See “Withdrawal Charge” in the “Charges under the contract” section under “Charges and expenses”	All contract types

Waiver (6) regarding the definition of a nursing home is deleted, and replaced with the following:

“A nursing home for this purpose means any home, place, or institution which operates or maintains facilities providing convalescent or chronic care, or both, for a period in excess of twenty-four consecutive hours for three or more patients not related by blood or marriage to the operator, who by reasons of illness or infirmity, are unable to properly care for themselves and as further defined in RCW 18.51.010”

IV-4	Appendix IV: State contract availability and/or variations of certain features and benefits

Statement of additional information

How to obtain an EQUI-VEST® Strategies (Series 900) Statement of Additional Information for Separate Account A

Call (800) 628-6673 or send this request form to:

EQUI-VEST®

Employer Sponsored Programs

Processing Office

AXA Equitable

P.O. Box 4956

Syracuse, NY 13221-4956

Please send me an EQUI-VEST® Strategies (Series 900) Statement of Additional Information dated May 1, 2012
Name
Address
City	State	Zip

235421

EQUI-VEST® Strategies (Series 901)

A group flexible premium deferred variable annuity contract

Prospectus dated May 1, 2012

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust which contain important information about the portfolios.

What is EQUI-VEST® Strategies?

EQUI-VEST® Strategies is a group-deferred annuity contract (“contract”) issued by AXA Equitable Life Insurance Company. Either the plan trustee or the employer will be the EQUI-VEST® Strategies contract holder. Certain rights may be exercised by employees covered under an employer’s plan (the “participants”). These rights will be summarized in a participation certificate (“certificate”) provided to each participant. EQUI-VEST® Strategies provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or the account for special dollar cost averaging (“investment options”).

This prospectus is a disclosure document and describes all of the certificate’s material features, benefits, rights and obligations, as well as other information. The description of the certificate’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the certificate are changed after the date of this prospectus in accordance with the certificate, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The certificate should also be read carefully. You have the right to cancel your certificate within a certain number of days after receipt of the certificate.

The contract may not currently be available in all states. All optional features and benefits described in this prospectus may not be available at the time you purchase the certificate. We have the right to restrict availability of any optional feature or benefit. We can refuse to accept any application or contribution from you at any time, including after you purchase the certificate.

We offer the EQUI-VEST® Strategies contract to fund two types of “plans”: Section 403(b) (also referred to as “TSA” plans or contracts) or governmental employer Section 457(b) plans (also referred to as “EDC” plans or contracts) (together “plans”). The EQUI-VEST® Strategies contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The contract may not be available in all states or for both types of plans.

Variable investment options
Fixed income

• AXA Conservative Allocation(1)

• AXA Conservative-Plus Allocation(1)

• AXA Conservative Growth Strategy(2)

• AXA Conservative Strategy(2)

• EQ/Core Bond Index

• EQ/Franklin Core Balanced

• EQ/Global Bond PLUS

• EQ/Intermediate Government Bond Index

• EQ/Money Market

• EQ/PIMCO Ultra Short Bond

• EQ/Quality Bond PLUS

• Invesco V.I. High Yield

• Ivy Funds VIP High Income

• Multimanager Core Bond

• Multimanager Multi-Sector Bond

• Templeton Global Bond Securities

Domestic stocks

• American Century VP Mid Cap Value

• AXA Aggressive Allocation(1)

• AXA Moderate-Plus Allocation(1)

• AXA Moderate Growth Strategies(2)

• AXA Tactical Manager 400

• AXA Tactical Manager 500

• AXA Tactical Manager 2000

• EQ/AllianceBernstein Dynamic Wealth Strategies(2)

• EQ/AllianceBernstein Small Cap Growth

• EQ/AXA Franklin Small Cap Value Core

• EQ/BlackRock Basic Value Equity

• EQ/Boston Advisors Equity Income

• EQ/Calvert Socially Responsible

Variable investment options
Domestic stocks

• EQ/Capital Guardian Growth

• EQ/Common Stock Index

• EQ/Davis New York Venture

• EQ/Equity 500 Index

• EQ/Equity Growth PLUS

• EQ/Franklin Templeton Allocation

• EQ/GAMCO Small Company Value

• EQ/JPMorgan Value Opportunities

• EQ/Large Cap Core PLUS

• EQ/Large Cap Growth Index

• EQ/Large Cap Growth PLUS

• EQ/Large Cap Value Index

• EQ/Large Cap Value PLUS

• EQ/Lord Abbett Growth and Income

• EQ/Lord Abbett Large Cap Core

• EQ/Mid Cap Index

• EQ/Mid Cap Value PLUS

• EQ/Montag & Caldwell Growth

• EQ/Morgan Stanley Mid Cap Growth

• EQ/Mutual Large Cap Equity

• EQ/Small Company Index

• EQ/T. Rowe Price Growth Stock

• EQ/Templeton Global Equity

• EQ/Van Kampen Comstock

• Fidelity® VIP Contrafund®

• Fidelity® VIP Equity Income

• Fidelity® VIP Mid Cap

• Goldman Sachs VIT Mid Cap Value

• Invesco V.I. Dividend Growth

• Invesco V.I. Mid Cap Core Equity

• Invesco V.I. Small Cap Equity

• Ivy Funds VIP Energy

• Ivy Funds VIP Mid Cap Growth

• Ivy Funds VIP Small Cap Growth

• MFS® Investors Growth Stock

• MFS® Investors Trust

• MFS® Technology

• MFS® Utilities

• Multimanager Aggressive Equity

• Multimanager Large Cap Value

• Multimanager Mid Cap Growth

• Multimanager Mid Cap Value

• Multimanager Small Cap Growth

• Multimanager Small Cap Value

• Multimanager Technology

• Oppenheimer Main Street Fund®/VA

• PIMCO VIT CommodityRealReturn® Strategy

• Target 2015 Allocation

• Target 2025 Allocation

• Target 2035 Allocation

• Target 2045 Allocation

• Van Eck VIP Global Hard Assets

International stocks

• AXA Tactical Manager International

• EQ/Global Multi-Sector Equity

• EQ/International Core PLUS

• EQ/International Equity Index

• EQ/International Value PLUS

• EQ/MFS International Growth

• EQ/Oppenheimer Global

• Invesco V.I. Global Real Estate • Invesco V.I. International Growth • Lazard Retirement Emerging Markets Equity • MFS® International Value • Multimanager International Equity
Balanced/hybrid
• All Asset Growth - Alt 20(3) • AXA Balanced Strategy(2)	• AXA Moderate Allocation(1)
(1)	The AXA Allocation portfolios.
(2)	These are the only variable investment options available in connection with the Guaranteed Withdrawal Benefit for Life (“GWBL”) and are collectively referred to as the “GWBL variable investment options”. Please note that they are also available without the GWBL. For more information, see “What are your investment options under the contract?” later in this prospectus.
(3)	This is the variable investment option’s new name, effective on or about May 21, 2012, subject to regulatory approval. Please see “Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name.

You allocate amounts to the variable investment options selected by your employer. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio (“portfolio”) that is part of one of the trusts (the “Trusts”). Your investment results in a variable

The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

EV Strategies 901 (IF/NB)

#235252

investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the account for special dollar cost averaging if your employer elects to make them available under the contract. These investment options are discussed later in this prospectus. Amounts allocated in connection with the Guaranteed Withdrawal Benefit for Life (“GWBL”) are limited to the GWBL variable investment options — the AXA Balanced Strategy, the AXA Conservative Growth Strategy, the AXA Conservative Strategy, the AXA Moderate Growth Strategy and the EQ/AllianceBernstein Dynamic Wealth Strategies.

Minimum contribution amounts of $20 may be made under the contract.

A registration statement relating to this offering has been filed with the Securities and Exchange Commission (“SEC”). The statement of additional information (“SAI”) dated May 1, 2012, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Contents of this Prospectus

Index of key words and phrases	5
Who is AXA Equitable?	6
How to reach us	7
EQUI-VEST® Strategies (Series 901) group annuity contract at a glance — key features	9

Fee table	11
Examples: EQUI-VEST® Strategies contracts	12
Condensed financial information	12

1. Contract features and benefits	13
How you can contribute to your certificate	13
How EQUI-VEST® Strategies is available	14
How contributions can be made	14
What are your investment options under the contract?	14
Portfolios of the Trusts	16
Selecting your investment method	24
ERISA considerations for employers	25
Allocating your contributions	25
Unallocated account	27
Guaranteed Withdrawal Benefit for Life (“GWBL”)	27
Death benefit	33
Your right to cancel within a certain number of days	33

2. Determining your certificate’s value	35
Your account value and cash value	35
Your certificate’s value in the variable investment options	35
Your certificate’s value in the guaranteed interest option and the account for special dollar cost averaging	35
Insufficient account value	35

3. Transferring your money among investment options	36
Transferring your account value	36
Disruptive transfer activity	36
Automatic transfer options	37
Investment simplifier	37
Rebalancing your account value	38

“We,”“our,” and “us” refer to AXA Equitable.

When we address the reader of this prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is the participant.

When we use the word “contract” we mean the group contract issued to the plan trustee or employer (“contract holder,”). When we use the word “certificate,” we mean the participation certificate that summarizes the rights of each participant covered under the group contract.

Contents of this Prospectus	3

4. Accessing your money	39
Withdrawing your account value	39
How withdrawals are taken from your account value	42
Loans	43
Termination of participation	44
When to expect payments	44
Your annuity payout options	44

5. Charges and expenses	47
Charges under the contracts	47
Charges that the Trusts deduct	49
Variations in charges	50

6. Payment of death benefit	51
Your beneficiary and payment of benefit	51
How death benefit payment is made	51
Beneficiary continuation option	51

7. Tax information	53
Tax information and ERISA matters	53
Choosing a contract to fund a retirement arrangement	53
Special rules for tax-favored retirement plans	53
Additional “Saver’s Credit” for salary reduction contributions to certain plans	53
Tax-sheltered annuity arrangements (TSAs)	54
Distributions from TSAs	56
Public employee deferred compensation plans (EDC Plans)	59
ERISA matters	62
Certain rules applicable to plans designed to comply with Section 404(c) of ERISA	62
Federal and state income tax withholding and information reporting	62
Federal income tax withholding on periodic annuity payments	63
Federal income tax withholding on non-periodic annuity payments (withdrawals) which are not eligible for rollover distributions	63
Mandatory withholding eligible rollover distributions	63
Impact of taxes to AXA Equitable	63

8. More information	64
About our Separate Account A	64
About the Trusts	64
About the general account	64
Dates and prices at which certificate events occur	65
About your voting rights	65
Statutory compliance	66
About legal proceedings	66
Financial statements	66
Transfers of ownership, collateral assignments, loans, and borrowing	66
Funding changes	66
Distribution of the contracts	66

Appendices

I	—	Condensed financial information	I-1
II	—	Death benefit example	II-1
III	—	State contract availability and/or variations of certain features and benefits	III-1
IV	—	Contract variations	IV-1

Statement of additional information Table of contents

4	Contents of this Prospectus

Index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

account for special dollar cost averaging	24
account value	28
annuity payout options	44
AXA Equitable Access Account	51
beneficiary	51
beneficiary continuation option	51
business day	65
cash value	35
certificate	cover
contributions	14
disruptive transfer activity	36
DOL	25
EDC	cover
ERISA	25
elective deferral contributions	54
Guaranteed Annual Withdrawal Amount	28
guaranteed interest option	35
Guaranteed Withdrawal Benefit for Life	27
Guaranteed Withdrawal Benefit for Life charge	49
Guaranteed Transfer Withdrawal Rate	7
Guaranteed Withdrawal Rate	7
GWBL account value	24
GWBL variable investment options	25
investment options	cover

Page

market timing	35
maturity date	46
Non-GWBL account value	26
Online Account Access	7
partial withdrawals	40
participant	cover
participation date	13
participation date anniversary	13
participation year	13
plan operating expense charge	49
portfolio	cover
processing office	7
Ratchet Base	29
Required Beginning Date	60
SAI	cover
SEC	cover
salary reduction contributions	52
special dollar cost averaging	25
TOPS	7
TSA	cover
Trusts	cover
unit	35
unit investment trust	64
variable investment options	cover

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

Prospectus	Contract or Supplemental Materials
account value	Annuity Account Value

GWBL account value	GWBL Annuity Account Value

unit	Accumulation unit

unit value	Accumulation unit value

Index of key words and phrases	5

Who is AXA Equitable?

We are AXA Equitable Life Insurance Company (“AXA Equitable”), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA (“AXA”). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable’s parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $             billion in assets as of December 31, 2011. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

6	Who is AXA Equitable?

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

AXA Equitable

EQUI-VEST®

Unit Annuity Lockbox

P.O. Box 13463

Newark, NJ 07188-0463

For TSA and governmental employer EDC loan repayments sent by regular mail:

AXA Equitable

EQUI-VEST®

Loan Repayments Lockbox

P.O. Box 13463

Newark, NJ 07188-0496

For contributions sent by express delivery:

AXA Equitable

JPMorganchase

EQUI-VEST Lockbox #13463

4 Chase Metrotech Center (7th Floor)

Brooklyn, NY 11245-0001

Telephone number to be listed on express mail packages

Attn: Extraction Supervisor, (718) 242-0716

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

AXA Equitable

EQUI-VEST® Processing Office

P.O. Box 4956

Syracuse, NY 13221-4956

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

AXA Equitable

EQUI-VEST® Processing Office

100 Madison Street, Suite 1000

Syracuse, NY 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

Reports we provide

•	confirmation notices of financial transactions; and

•

quarterly statements of your contract values as of the close of each calendar quarter including your Guaranteed Annual Withdrawal Amount, if applicable, as of the beginning and end of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.

Telephone operated program support (“TOPS”) and Online Account Access systems

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	the daily unit values for the variable investment options;

•	performance information regarding the variable investment options (not available through TOPS); and

•	the Guaranteed Withdrawal Rate and the Guaranteed Transfer Withdrawal Rate (Available on or about September 25, 2012).

You can also:

•	change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option; and

•	change your TOPS personal identification number (“PIN”) (through TOPS only) and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

•	elect the investment simplifier.

Under Online Account Access only you can:

•	elect to receive certain contract statements electronically;

•	change your address; and

•	access “Frequently Asked Questions” and certain service forms.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our website at www.axa-equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine.

Who is AXA Equitable?	7

For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this prospectus).

Customer service representative:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at (800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

Toll-free telephone service:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	election of the investment simplifier;

(2)	election of the automatic deposit service (TSA certificates only);

(3)	election of the rebalancing program;

(4)	election of required minimum distribution automatic withdrawal option;

(5)	election of Beneficiary continuation option;

(6)	transfer/rollover of assets to another carrier;

(7)	request for a loan (where plan permits loans);

(8)	tax withholding election;

(9)	certificate surrender and withdrawal requests;

(10) requests to make an initial allocation to the GWBL variable investment options;

(11) election to begin withdrawals under the Guaranteed Withdrawal Benefit for Life;

(12) requests for enrollment in either our Maximum payment plan or Customized payment plan (for the Guaranteed Withdrawal Benefit for Life only); and

(13)	death claims.

We also have specific forms that we recommend you use for the following types of requests:

(1)	address changes;

(2)	beneficiary changes;

(3)	transfers among investment options; and

(4)	special dollar cost averaging.

To change or cancel any of the following we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	investment simplifier;

(2)	rebalancing program;

(3)	systematic withdrawals;

(4)	the date annuity payments are to begin; and

(5)	special dollar cost averaging

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your certificate number along with adequate details about the notice you wish to give or the action you wish us to take.

Signatures:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the plan requires it.

8	Who is AXA Equitable?

EQUI-VEST® Strategies (Series 901) group annuity contract at a glance — key features

Professional investment management	EQUI-VEST® Strategies’ variable investment options invest in different portfolios sub-advised by professional investment advisers.
Variable Investment Options	The variable investment options for which information is provided in this prospectus are available under the contract, subject to state regulatory approval and availability under your employer’s plan.
Guaranteed interest option	• Principal and interest guarantees • Interest rates set periodically
Tax considerations	• No tax on earnings inside the contract until you make withdrawals from your certificate or receive annuity payments. • No tax on transfers among investment options inside the contract.
Because you are purchasing or contributing to an annuity contract to fund a tax-qualified employer sponsored retirement arrangement, you should be aware that such contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code (the “Code”). Before purchasing one of these contracts, employers should consider whether its features and benefits beyond tax deferral meet participant’s needs and goals. Employers may also want to consider the relative features, benefits and costs of these contracts with any other investment that participants may use in connection with their retirement plan or arrangement. Depending on the participant’s personal situation, the contract’s guaranteed benefits may have limited usefulness because of required minimum distributions (“RMDs”). (For more information, see “Tax information,” later in this prospectus.)
Guaranteed Withdrawal Benefit for Life	If available, the Guaranteed Withdrawal Benefit for Life (“GWBL”) guarantees that you can take withdrawals from your GWBL account value up to your Guaranteed Annual Withdrawal Amount beginning at age 65 or later and subject to a distributable event (generally, when you are no longer employed by the plan sponsor or the plan terminates). Withdrawals of your Guaranteed Annual Withdrawal Amount between the ages of 59 1/2 and 65 are available but will result in a reduced Guaranteed Annual Withdrawal Amount. Withdrawals are taken from your GWBL account value and continue during your lifetime even if your GWBL account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount). Early withdrawals from your GWBL account value or withdrawals from your GWBL account value that exceed your Guaranteed Annual Withdrawal Amount may significantly reduce or eliminate the value of the GWBL. Amounts allocated in connection with the GWBL feature are limited to the GWBL variable investment options. You generally may not transfer amounts out of the GWBL variable investment options to the Non-GWBL investment options. For more information, see “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in “Contract features and benefits” later in this prospectus.
Contribution amounts	• $20 (minimum) each contribution • Maximum contribution limitations apply to all contracts.
In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age 81 and older at issue) under all EQUI-VEST® series, EQUI-VEST At Retirement® and At RetirementSM contracts with the same participant or owner. Also, we may refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts/certificates of which you are owner or under which you are the participant would total $2,500,000. Upon advance notice to you, we may exercise certain rights we have under the contract/certificate regarding contributions. We may also, at any time, exercise our right to close a variable investment option to new contributions or transfers. For more information, see “How you can contribute to your certificate” in “Contract features and benefits” later in this prospectus.
Access to your money

•    Partial withdrawals

•    Loans (if permitted by the plan)

•    Withdrawals of your Guaranteed Annual Withdrawal Amount (if you funded the GWBL feature)

•    Several withdrawal options on a periodic basis

•    Certificate surrender

Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain withdrawals or if you surrender your certificate. You may also incur income tax and a penalty tax.

EQUI-VEST® Strategies (Series 901) group annuity contract at a glance — key features	9

Death Benefit Protection	The contract provides a death benefit for the beneficiary. The death benefit is equal to the account value or the standard death benefit, whichever is higher. However, if you elect the enhanced death benefit, the death benefit is equal to your account value (less any outstanding loan and accrued loan interest) or the enhanced death benefit, whichever is higher.
Payout options	• Fixed annuity payout options • Variable Immediate Annuity payout options (described in a separate prospectus for that option)
Additional features	• Dollar cost averaging by automatic transfers — Special dollar cost averaging

• Investment simplifier — Interest sweep option — Fixed dollar option

• Rebalancing of your Non-GWBL account value (quarterly, semiannually, and annually)
• No charge on transfers among investment options

• Waiver of withdrawal charge under certain circumstances

• Beneficiary continuation option
Fees and Charges	• Please see “Fee table” later in this prospectus for complete details.
Participant issue ages	• 18-80

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply, or may be imposed by employers under their plans. The contract may not currently be available in all states. Certain features and benefits described in this prospectus, including the availability of all investment options, may vary in your state or at certain ages or under your investment method; all features and benefits may not be available in all contracts or in all states. Your employer may elect not to offer all of the investment options under the contract as described in this prospectus. Please see Appendix III later in this prospectus for more information on state availability and/or variations of certain features and benefits.

The general obligations and any guaranteed benefits under the contract, including the Guaranteed Withdrawal Benefit for Life (“GWBL”), are supported by AXA Equitable’s general account and are subject to AXA Equitable’s claims paying ability. Owners and participants should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this prospectus, as well as your certificate. This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The group deferred annuity contract, your participation certificate and any endorsements, riders and data pages are the entire contract between you and AXA Equitable. The prospectus and participation certificate should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your certificate, you may return it to us for a refund within a certain number of days. Please see “Your right to cancel within a certain number of days” in “Contract features and benefits” later in this prospectus for additional information.

10	EQUI-VEST® Strategies (Series 901) group annuity contract at a glance — key features

Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering an EQUI-VEST® Strategies certificate. Each of the charges and expenses is more fully described in “Charges and expenses” later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate, purchase a Variable Immediate Annuity payout option or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted when you surrender your certificate or make certain withdrawals)(1)	6.00%
Charge if you elect a Variable Immediate Annuity payout option (which is described in a separate prospectus for that option)	$350
Charge for third-party transfer or direct rollover(2)	$65 maximum per participant for each occurrence; currently $25 per participant for each occurrence.
Plan loan charges(3)	$25 maximum per loan when loan is made + $6.25 per quarter.
Special services charges

• Wire transfer charge(4)	$90 (current and maximum)

• Express mail charge(4)	$35 (current and maximum)
The following tables describe the fees and expenses that you will pay periodically during the time that you participate in the contract, not including underlying Trust portfolio fees and expenses.
Charges we periodically deduct from your account value(5)
Maximum annual administrative charge — (deducted annually from your account value)	The lesser of a current charge of $30 (maximum $65) or 2% of your account value plus any prior withdrawals during the participation year.(6)
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
Separate Account annual expenses(7)	0% to 1.15% (maximum)
Charges we deduct from your account value each year if you elect the enhanced death benefit
Enhanced death benefit charge (as a percentage of your account value) is deducted annually on each participation date anniversary	0.15% (maximum)
Charges we deduct from your GWBL account value each year if you elect the following benefit
Guaranteed Withdrawal Benefit for Life charge (calculated as a percentage of your GWBL account value)(8)	[ ]%
Please see “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in “Contract features and benefits” for more information about this feature, and “Guaranteed Withdrawal Benefit for Life charge” in “Charges and expenses” later in this prospectus.

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses for 2011 (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(9)	Lowest —%	Highest —%

Notes:

(1)	For some groups, withdrawal charges may be based on contributions withdrawn.

(2)	This charge will never exceed 2% of the amount disbursed or transferred.

(3)	The charges are expressed on a per plan participant basis.

(4)	Unless you specify otherwise, this charge will be deducted from the amount you request.

Fee table	11

(5)	Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.

(6)	If the certificate is surrendered or annuitized, or a death benefit is paid on any date other than a certificate anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.

(7)	These charges compensate us for mortality and expense risks, and administrative and financial accounting expenses we incur under the contract. A portion of this charge is for providing the death benefit. For TSA contracts issued in Texas under a Texas ORP Plan, the total Separate Account charges and the total portfolio operating expenses of the Trusts when added together are not permitted to exceed 2.75%.

(8)	If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your participation date anniversary, we will deduct a pro rata portion of the charge for that year.

(9)	“Total Annual Portfolio Operating Expenses” are based, in part, on estimated amounts for the underlying portfolios. In addition, the “Lowest” represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The “Highest” represents the total annual operating expenses of the Target 2045 Allocation Portfolio.

Examples: EQUI-VEST® Strategies contracts

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the underlying Trust fees and expenses (including the underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The guaranteed interest option and the account for special dollar cost averaging are not covered in these examples. However, the annual administrative charge, the enhanced death benefit charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the guaranteed interest option and the account for special dollar cost averaging.

Both examples below show the expenses a hypothetical participant would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2011, which results in an estimated charge of         % of account value.

These examples should not be considered a representation of past or future expenses for the options shown. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance.

The first example assumes that you invest $10,000 in the GWBL variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge and the charge for the Guaranteed Withdrawal Benefit for Life, the example also assumes separate account annual expenses and that amounts are allocated to the GWBL variable investment options that invest in Portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations). The GWBL variable investment options with the maximum and minimum underlying Portfolio expenses are the [                    ] Portfolio and [                    ] Portfolio, respectively.

	If you surrender your certificate at the end of the applicable time period				If you annuitize your certificate at the end of the applicable time period and select a non- life contingent period certain annuity option with less than five years				If you do not surrender your certificate at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	—	—	—	—	—	—	—	—	—	—	—	—
(b) assuming minimum fees and expenses of any of the Portfolios	—	—	—	—	—	—	—	—	—	—	—	—

The second example assumes that you invest $10,000 in the Non-GWBL variable investment options for the time periods indicated, with no allocations to the GWBL variable investment options and that your investment has a 5% return each year. Other than the annual administrative charge, the example also assumes separate account annual expenses and that amounts are allocated to the Non-GWBL variable investment options that invest in Portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations). The Non-GWBL variable investment options with the maximum and minimum underlying Portfolio expenses are the [                    ] Portfolio and [                    ] Portfolio, respectively.

	If you surrender your certificate at the end of the applicable time period				If you annuitize your certificate at the end of the applicable time period and select a non- life contingent period certain annuity option with less than five years				If you do not surrender your certificate at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	—	—	—	—	—	—	—	—	—	—	—	—
(b) assuming minimum fees and expenses of any of the Portfolios	—	—	—	—	—	—	—	—	—	—	—	—

Condensed financial information

Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2011.

12	Fee table

1. Contract features and benefits

How you can contribute to your certificate

Payments made to us are called “contributions.” We require a minimum contribution amount of $20. If the total annual contributions to a TSA contract will be at least $200 annually, we may accept contributions of less than $20. Contributions to your certificate are limited. Other than any rollover or direct transfer contributions permitted by your plan, annual additional contributions cannot exceed the applicable limitations under the Internal Revenue Code (the “Code”). We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. The following table summarizes our rules regarding contributions to your certificate.

The 12-month period beginning on the participant’s date and each 12-month period thereafter is a “participation year.” The “participation date” means the earlier of (a) the business day on which we issue a certificate to the Plan participant under the EQUI-VEST® Strategies contract and (b) the business day on which the first contribution for the Plan participant is received at our processing office. For example, if your participation date is May 1, your participation date anniversary is April 30.

We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the GWBL feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the GWBL variable investment options, you may no longer be able to fund your GWBL feature. This means that if you have not yet allocated amounts to the GWBL variable investment options, you may not be able to fund the GWBL feature at all. This also means that if you have already funded the GWBL feature by allocating amounts to the GWBL variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

Contract type	Source of contributions	Limitations on contributions
TSA

•    Employer-remitted employee salary reduction and/or various types of employer contributions.

•    Additional “catch-up” contributions.

•    Only if plan permits, “designated Roth” contributions under Section 402A of the Code.

•    Only if plan permits, direct plan-to-plan transfers from another 403(b) plan or contract exchanges from another 403(b) contract under the same plan.

•    Only if plan permits, eligible rollover distributions from other 403(b) plans, qualified plans, governmental employer 457(b) EDC plans and traditional IRAs.

•    For 2012, maximum amount of employer and employee contributions is generally the lesser of $50,000 or 100% of compensation, with maximum salary reduction contribution of $17,000.

•    If employer’s plan permits, an individual at least age 50 at any time during 2012 can make up to $5,500 additional salary reduction “catch-up” contributions (including rollovers from designated Roth accounts).

•    All salary reduction contributions (whether pre-tax or designated Roth) may not exceed the total maximum for the year. (For 2012, $17,000 and age 50 catch-up of $5,500).

•    Rollover or direct transfer contributions after age 70  1/2 must be net of any required minimum distributions.

•    Different sources of contributions and earnings may be subject to withdrawal restrictions.

Governmental Employer EDC

•    Employer-remitted employee salary reduction and/or employer contributions.

•    Additional “age 50 catch-up” contributions.

•    Only if plan permits, “designated Roth” contributions under Sections 457 and 402A of the Code.

•    Only if plan permits, eligible rollover distributions from other governmental employer 457(b) EDC plans, 403(b) plans, qualified plans and traditional IRAs.

•    Contributions subject to plan limits. Maximum contribution for 2012 is lesser of $17,000 or 100% of includible compensation.

•    If plan permits, an individual may make catch-up contributions for 3 years of service preceding plan retirement age; 2012 maximum is $34,000.

•    If governmental employer 457(b) EDC plan permits, an individual at least age 50 at any time during 2012 can make up to $5,500 additional salary reduction “catch- up” contributions. This must be coordinated with the “catch-up” contributions for 3 years of service preceding plan retirement age.

See “Tax information” later in this prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information.

For information on when contributions are credited under your certificate, see “Dates and prices at which contract events occur” under “More information” later in this prospectus. Please review your certificate for information on contribution limitations.

Contract features and benefits	13

How EQUI-VEST® Strategies is available

The contract is offered to fund certain TSA and governmental employer EDC plans. The plan trustee or the employer will be the EQUI-VEST® Strategies contract holder and participants under the plans will be covered by the contract. The minimum issue age for the participant is 18. The maximum issue age is 80.

How contributions can be made

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to “AXA Equitable.” We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers.” If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority (“FINRA”) time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur.”

Your employer can discontinue contributions at any time. We can discontinue contributions under the contract upon a material breach by your employer of the terms and conditions of the contract. If contributions are discontinued, all terms and conditions of the contract will still apply, however, no additional contributions will be accepted by us.

What are your investment options under the contract?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the account for special dollar cost averaging available under the investment method you or your employer selects (see “Selecting your investment method,” later in this section of the prospectus). We may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

Subject to availability in your plan, if you are between the ages of 45 and 85, you have the option of allocating amounts to the GWBL variable investment options. Allocations may be made by salary deferral contributions (pre-tax and Roth), employer contributions, and lump sum transfers and rollover contributions from another provider. Your allocation to the GWBL variable investment options may also be a transfer from your Non-GWBL investment options. Your initial allocation to the GWBL variable investment options must total at least $1,000.

The amounts that you allocate to the GWBL variable investment options may represent all or just a portion of your contribution or transfer. In other words, you do not have to allocate the full amount of any contribution or transfer to the GWBL variable investment options. Through your allocation instructions to us, you can select from among the GWBL variable investment options and the Non-GWBL investment options available to you. Also, if you allocate amounts to the GWBL variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop future allocations to these investment options. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions or transfers to the GWBL variable investment options. Also, we reserve the right to limit or terminate contributions and transfers to the GWBL variable investment options.

By allocating at least $1,000 of your total contribution or transfer amount to the GWBL variable investment options, you are activating the Guaranteed Withdrawal Benefit for Life (“GWBL”) feature. This is the only way in which you can activate this benefit. No other action is required of you. If you do not wish to activate the GWBL feature, you should not allocate any amount to the GWBL variable investment options. All amounts allocated to the GWBL variable investment options are subject to the terms and conditions of the GWBL feature. Also, please note that a separate charge for the GWBL feature will be incurred as of the date you allocate amounts to the GWBL variable investment options.

Once you allocate amounts to the GWBL variable investment options, such amounts may be transferred among the GWBL variable investment options, but generally may not be transferred to the Non-GWBL investment options. The GWBL feature is discussed in detail later in this section under “Guaranteed Withdrawal Benefit for Life (“GWBL”).”

Currently, the GWBL variable investment options are limited to those listed below. It is important to note that they are also

14	Contract features and benefits

available without the GWBL feature. To show that these variable investment options are available both with and without the GWBL feature, our applications, administrative forms and website often show separate lists for the GWBL variable investment options and the Non-GWBL variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the GWBL feature and those amounts that you wish to have allocated to your Non-GWBL variable investment options.

For allocations to your GWBL account value	For allocations to your Non-GWBL account value
GWBL AXA Balanced Strategy	AXA Balanced Strategy
GWBL AXA Conservative Growth Strategy	AXA Conservative Growth Strategy
GWBL AXA Conservative Strategy	AXA Conservative Strategy
GWBL AXA Moderate Growth Strategy	AXA Moderate Growth Strategy
GWBL EQ/AllianceBernstein Dynamic Wealth Strategies	EQ/AllianceBernstein Dynamic Wealth Strategies

Variable Investment Options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

You can choose from among the variable investment options, the guaranteed interest option and the account for special dollar cost averaging, subject to certain restrictions and your employer’s plan limitations.

Contract features and benefits	15

Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the “sub-advisers”) to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the “Distributors”) receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios’ average daily net assets. The affiliated portfolios’ sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios’ prospectuses for more information.) These fees and payments will reduce the underlying portfolios’ investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of share of portfolios) that pay us higher amounts.

The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable’s financial risks associated with certain guaranteed features. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

AXA Premier VIP Trust – Class B Shares Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
AXA AGGRESSIVE ALLOCATION	Seeks long-term capital appreciation.	• AXA Equitable Funds Management Group, LLC
AXA CONSERVATIVE ALLOCATION	Seeks a high level of current income.	• AXA Equitable Funds Management Group, LLC
AXA CONSERVATIVE-PLUS ALLOCATION	Seeks current income and growth of capital, with a greater emphasis on current income.	• AXA Equitable Funds Management Group, LLC
AXA MODERATE ALLOCATION	Seeks long-term capital appreciation and current income.	• AXA Equitable Funds Management Group, LLC
AXA MODERATE-PLUS ALLOCATION	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• AXA Equitable Funds Management Group, LLC
MULTIMANAGER AGGRESSIVE EQUITY	Seeks long-term growth of capital.

•    AllianceBernstein L.P.

•    AXA Equitable Funds Management Group, LLC

•    ClearBridge Advisors, LLC

•    Goodman & Co. NY Ltd.

•    Legg Mason Capital Management, Inc.

•    Marsico Capital Management, LLC

•    T. Rowe Price Associates, Inc.

•    Westfield Capital Management Company, L.P.

16	Contract features and benefits

AXA Premier VIP Trust – Class B Shares Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
MULTIMANAGER CORE BOND	Seeks a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• BlackRock Financial Management, Inc. • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
MULTIMANAGER INTERNATIONAL EQUITY	Seeks long-term growth of capital.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • JPMorgan Investment Management Inc. • Marsico Capital Management, LLC
MULTIMANAGER LARGE CAP VALUE	Seeks long-term growth of capital.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • Institutional Capital LLC • MFS Investment Management
MULTIMANAGER MID CAP GROWTH	Seeks long-term growth of capital.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Franklin Advisers, Inc. • Wellington Management Company, LLP
MULTIMANAGER MID CAP VALUE	Seeks long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Knightsbridge Asset Management, LLC • Tradewinds Global Investors, LLC
MULTIMANAGER MULTI-SECTOR BOND	Seeks high total return through a combination of current income and capital appreciation.	• Pacific Investment Management Company LLC • Post Advisory Group, LLC • SSgA Funds Management, Inc.
MULTIMANAGER SMALL CAP GROWTH	Seeks long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Lord, Abbett & Co. LLC • Morgan Stanley Investment Management Inc. • NorthPointe Capital, LLC
MULTIMANAGER SMALL CAP VALUE	Seeks long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Franklin Advisory Services, LLC • Horizon Asset Management, Inc. • Pacific Global Investment Management Company

Contract features and benefits	17

AXA Premier VIP Trust – Class B Shares Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
MULTIMANAGER TECHNOLOGY	Seeks long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • RCM Capital Management, LLC • SSgA Funds Management, Inc. • Wellington Management Company, LLP
TARGET 2015 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• AXA Equitable Funds Management Group, LLC
TARGET 2025 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• AXA Equitable Funds Management Group, LLC
TARGET 2035 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• AXA Equitable Funds Management Group, LLC
TARGET 2045 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• AXA Equitable Funds Management Group, LLC
EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
ALL ASSET GROWTH – ALT 20(1)	Seeks long-term capital appreciation and current income.	• AXA Equitable Funds Management Group, LLC
AXA TACTICAL MANAGER 400	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of mid-capitalization companies, including securities in the Standard & Poor’s MidCap 400 Index.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC
AXA TACTICAL MANAGER 500	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of large-capitalization companies, including securities in the Standard & Poor’s 500 Composite Stock Price Index.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC
AXA TACTICAL MANAGER 2000	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities in the Russell 2000 Index.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC
AXA TACTICAL MANAGER INTERNATIONAL	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of foreign companies, including securities in the Morgan Stanley Capital International EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index and the Tokyo Stock Price Index.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P.

18	Contract features and benefits

EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
EQ/AXA FRANKLIN SMALL CAP VALUE CORE	Seeks to achieve long-term total return.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Franklin Advisory Services, LLC
EQ/BLACKROCK BASIC VALUE EQUITY	Seeks to achieve capital appreciation and secondarily, income.	• BlackRock Investment Management, LLC
EQ/BOSTON ADVISORS EQUITY INCOME	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Boston Advisors, LLC
EQ/CALVERT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• Bridgeway Capital Management, Inc. • Calvert Investment Management Inc.
EQ/CAPITAL GUARDIAN GROWTH	Seeks to achieve long-term growth of capital.	• Capital Guardian Trust Company
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	• AllianceBernstein L.P.
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government/Credit Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate U.S. Government/Credit Index.	• SSgA Funds Management, Inc.
EQ/DAVIS NEW YORK VENTURE	Seeks to achieve long-term growth of capital.	• Davis Selected Advisors, L.P.
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	• AllianceBernstein L.P.
EQ/EQUITY GROWTH PLUS	Seeks to achieve long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Capital Management, Inc. • BlackRock Investment Management, LLC
EQ/FRANKLIN CORE BALANCED	Seeks to maximize income while maintaining prospects for capital appreciation.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Franklin Advisers, Inc.
EQ/FRANKLIN TEMPLETON ALLOCATION	Primarily seeks capital appreciation and secondarily seeks income.	• AXA Equitable Funds Management Group, LLC
EQ/GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation.	• GAMCO Asset Management, Inc.
EQ/GLOBAL BOND PLUS	Seeks to achieve capital growth and current income.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • First International Advisors, LLC • Wells Capital Management, Inc.
EQ/GLOBAL MULTI-SECTOR EQUITY	Seeks to achieve long-term capital appreciation.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Morgan Stanley Investment Management Inc.

Contract features and benefits	19

EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
EQ/INTERMEDIATE GOVERNMENT BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate U.S. Government Bond Index.	• SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE PLUS	Seeks to achieve long-term growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Hirayama Investments, LLC • Wentworth Hauser and Violich, Inc.
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% Dow Jones EURO STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P.
EQ/INTERNATIONAL VALUE PLUS	Seeks to provide current income and long-term growth of income, accompanied by growth of capital.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Northern Cross, LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE PLUS	Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words "reasonable current income"mean moderate income.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Institutional Capital LLC
EQ/LARGE CAP GROWTH INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Growth Index, including reinvestment of dividends at a risk level consistent with that of the Russell 1000 Growth Index.	• AllianceBernstein L.P.
EQ/LARGE CAP GROWTH PLUS	Seeks to provide long-term capital growth.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Marsico Capital Management, LLC
EQ/LARGE CAP VALUE INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000 Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000 Value Index.	• SSgA Funds Management, Inc.
EQ/LARGE CAP VALUE PLUS	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC
EQ/LORD ABBETT GROWTH AND INCOME	Seeks to achieve capital appreciation and growth of income without excessive fluctuation in market value.	• Lord, Abbett & Co. LLC
EQ/LORD ABBETT LARGE CAP CORE	Seeks to achieve capital appreciation and growth of income with reasonable risk.	• Lord, Abbett & Co. LLC

20	Contract features and benefits

EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
EQ/MFS INTERNATIONAL GROWTH	Seeks to achieve capital appreciation.	• MFS Investment Management
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the S&P Mid Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.	• SSgA Funds Management, Inc.
EQ/MID CAP VALUE PLUS	Seeks to achieve long-term capital appreciation.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Wellington Management Company, LLP
EQ/MONEY MARKET	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• The Dreyfus Corporation
EQ/MONTAG & CALDWELL GROWTH	Seeks to achieve capital appreciation.	• Montag & Caldwell, LLC
EQ/MORGAN STANLEY MID CAP GROWTH	Seeks to achieve capital growth.	• Morgan Stanley Investment Management Inc.
EQ/MUTUAL LARGE CAP EQUITY	Seeks to achieve capital appreciation, which may occasionally be short-term, and secondarily, income.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Franklin Mutual Advisers, LLC
EQ/OPPENHEIMER GLOBAL	Seeks to achieve capital appreciation.	• OppenheimerFunds, Inc.
EQ/PIMCO ULTRA SHORT BOND	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Pacific Investment Management Company, LLC
EQ/QUALITY BOND PLUS	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • AXA Equitable Funds Management Group, LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.	• AllianceBernstein L.P.
EQ/T. ROWE PRICE GROWTH STOCK	Seeks to achieve long-term capital appreciation and secondarily, income.	• T. Rowe Price Associates, Inc.
EQ/TEMPLETON GLOBAL EQUITY	Seeks to achieve long-term capital growth.	• AXA Equitable Funds Management Group, LLC • BlackRock Investment Management, LLC • Templeton Investment Counsel, LLC
EQ/VAN KAMPEN COMSTOCK	Seeks to achieve capital growth and income.	• Invesco Advisers, Inc.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series II Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
INVESCO V.I. DIVIDEND GROWTH FUND	The fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.	• Invesco Advisers, Inc.
INVESCO V.I. GLOBAL REAL ESTATE FUND	The fund’s investment objective is total return through growth of capital and current income.	• Invesco Advisers, Inc. • Invesco Asset Management Limited
INVESCO V.I. HIGH YIELD FUND	The fund’s investment objective is total return comprised of current income and capital appreciation.	• Invesco Advisers, Inc.

Contract features and benefits	21

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series II Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
INVESCO V.I. INTERNATIONAL GROWTH FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
American Century Variable Portfolios, Inc. – Class II Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
AMERICAN CENTURY VP MID CAP VALUE FUND	The fund seeks long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc.
Fidelity® Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
FIDELITY® VIP CONTRAFUND® PORTFOLIO	Seeks long-term capital appreciation.	• Fidelity Management & Research Company (FMR)
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poors® 500 Index (S&P 500®).	• Fidelity Management & Research Company (FMR)
FIDELITY® VIP MID CAP PORTFOLIO	Seeks long-term growth of capital.	• Fidelity Management & Research Company (FMR)
Franklin Templeton Variable Insurance Products (VIP) – Service Class 2 Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
TEMPLETON GLOBAL BOND SECURITIES FUND	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.	• Franklin Advisers, Inc.
Goldman Sachs Variable Insurance Trust – Service Shares Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
GOLDMAN SACHS VIT MID CAP VALUE FUND	Seeks long-term capital appreciation.	• Goldman Sachs Asset Management, L.P.
Ivy Funds Variable Insurance Portfolios Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
IVY FUNDS VIP ENERGY	Seeks to provide long-term capital appreciation.	• Waddell & Reed Investment Management Company (WRIMCO)
IVY FUNDS VIP HIGH INCOME	Seeks, as its primary objective, a high level of current income. As a secondary objective, the Portfolio seeks capital growth when consistent with its primary objective.	• Waddell & Reed Investment Management Company (WRIMCO)
IVY FUNDS VIP MID CAP GROWTH	Seeks to provide growth of your investment.	• Waddell & Reed Investment Management Company (WRIMCO)
IVY FUNDS VIP SMALL CAP GROWTH	Seeks growth of capital.	• Waddell & Reed Investment Management Company (WRIMCO)
Lazard Retirement Series, Inc. – Service Shares Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	Seeks long-term capital appreciation.	• Lazard Asset Management LLC
MFS® Variable Insurance Trusts – Service Class Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
MFS® INTERNATIONAL VALUE PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company

22	Contract features and benefits

MFS® Variable Insurance Trusts – Service Class Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
MFS® INVESTORS GROWTH STOCK SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company
MFS® TECHNOLOGY PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company
MFS® UTILITIES SERIES	The fund’s investment objective is to seek total return.	• Massachusetts Financial Services Company
Oppenheimer Variable Account Funds – Service Class	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
OPPENHEIMER MAIN STREET FUND®/VA	Seeks high total return from equity and debt securities	• OppenheimerFunds, Inc.
PIMCO Variable Insurance Trust – Advisor Class Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
PIMCO VIT COMMODITYREALRETURN® STRATEGY PORTFOLIO	Seeks maximum real return consistent with prudent investment management.	• Pacific Investment Management Company LLC
Van Eck VIP Trust – S Class Portfolio Name	Objective	Investment Manager (or Sub-Adviser(s), as applicable)
VAN ECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration.	• Van Eck Associates Corporation

(1)	This is the Portfolio’s new name, effective on or about May 21, 2012, subject to regulatory approval. The Portfolio’s former name was All Asset Allocation.

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 628-6673.

Contract features and benefits	23

Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in “More information,” later in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)	the minimum interest rate guaranteed over the life of the certificate,

(2)	the annual minimum guaranteed interest rate for the calendar year, and

(3)	the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

Depending on the year and the state where the contract is issued, your lifetime minimum guaranteed interest rate ranges from 1.00% to 1.50%. For new contracts issued in 2012, the lifetime minimum guaranteed interest rate is 1.00%. The annual minimum guaranteed interest rate for 2012 is the same as your lifetime minimum guaranteed interest rate. The lifetime minimum guaranteed interest rate is shown in your certificate. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state.

We reserve the right to limit contributions to the guaranteed interest option. See “Allocating your contributions” later in this section for more information.

There is no market value adjustment deduction in connection with any transfer of account value out of the guaranteed interest option due to changes in interest rates. A withdrawal from the certificate itself, however, may result in a withdrawal charge. For more information, see “Withdrawal charge” under “Charges and expenses” later in this prospectus.

Account for special dollar cost averaging

The account for special dollar cost averaging is part of our general account. We may pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. The guaranteed rate in effect on the participation date for each of the time periods available will be shown in your certificate. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See “Allocating your contributions” below for rules and restrictions that apply to the special dollar cost averaging program.

Selecting your investment method

Your employer or you must choose one of the following two methods for selecting your investment options:

•	Maximum investment options choice. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers subject to our rules. Also, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

•	Maximum transfer flexibility. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart. You can make transfers subject to our rules.

You may prefer the Maximum investment options choice method if investing in more conservative variable investment options is important to you. On the other hand, you may prefer the Maximum transfer flexibility method if you are less interested in investing in conservative variable investment options and want to be able to freely transfer amounts out of the guaranteed interest option. Please consult with your financial professional to determine which investment method is appropriate for you.

These investment methods do not apply to the GWBL variable investment options. Regardless of whether you allocate amounts to the GWBL variable investment options, you may select either investment method for your Non-GWBL account value allocations.

Under either method, we may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

For more information on our rules that apply to transfers, see “Transferring your account value” and “Disruptive transfer activity” under “Transferring your money among investment options” later in this prospectus.

Temporary removal of transfer restrictions that apply to the investment methods.  From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the “Maximum investment options choice” method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group “A.” If you elect the “Maximum transfer flexibility” method, for a limited time you will be able to use the fixed income variable investment options listed in group “B.”

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the “Maximum investment options choice” method, limits on transfers out of the guaranteed interest option will again apply. If you elect the “Maximum transfer flexibility” method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program). However, amounts that are in any investment options that are not available under “Maximum transfer flexibility” can remain in these options.

24	Contract features and benefits

Investment Options
A
• Guaranteed Interest Option
Domestic stocks

• American Century VP Mid Cap Value

• AXA Aggressive Allocation

• AXA Moderate-Plus Allocation

• AXA Moderate Growth Strategy

• AXA Tactical Manager 400

• AXA Tactical Manager 500

• AXA Tactical Manager 2000

• EQ/AllianceBernstein Dynamic Wealth Strategies

• EQ/AllianceBernstein Small Cap Growth

• EQ/AXA Franklin Small Cap Value Core

• EQ/BlackRock Basic Value Equity

• EQ/Boston Advisors Equity Income

• EQ/Calvert Socially Responsible

• EQ/Capital Guardian Growth

• EQ/Common Stock Index

• EQ/Davis New York Venture

• EQ/Equity 500 Index

• EQ/Equity Growth PLUS

• EQ/Franklin Templeton Allocation

• EQ/GAMCO Small Company Value

• EQ/JPMorgan Value Opportunities

• EQ/Large Cap Core PLUS

• EQ/Large Cap Growth Index

• EQ/Large Cap Growth PLUS

• EQ/Large Cap Value Index

• EQ/Large Cap Value PLUS

• EQ/Lord Abbett Growth and Income

• EQ/Lord Abbett Large Cap Core

• EQ/Mid Cap Index

• EQ/Mid Cap Value PLUS

• EQ/Montag & Caldwell Growth

• EQ/Morgan Stanley Mid Cap Growth

• EQ/Mutual Large Cap Equity

• EQ/Small Company Index

• EQ/T. Rowe Price Growth Stock

• EQ/Templeton Global Equity

• EQ/Van Kampen Comstock

• Fidelity® VIP Contrafund®

• Fidelity® VIP Equity Income

• Fidelity® VIP Mid Cap

• Goldman Sachs VIT Mid Cap Value

• Invesco V.I. Dividend Growth

• Invesco V.I. Mid Cap Core Equity

• Invesco V.I. Small Cap Equity

• Ivy Funds VIP Energy

• Ivy Funds VIP Mid Cap Growth

• Ivy Funds VIP Small Cap Growth

• MFS® Investors Growth Stock

• MFS® Investors Trust

• MFS® Technology

• MFS® Utilities

• Multimanager Aggressive Equity

• Multimanager Large Cap Value

• Multimanager Mid Cap Growth

• Multimanager Mid Cap Value

• Multimanager Small Cap Growth

• Multimanager Small Cap Value

• Multimanager Technology

• Oppenheimer Main Street Fund®/VA

• PIMCO VIT CommodityRealReturn® Strategy

• Target 2015 Allocation

• Target 2025 Allocation

• Target 2035 Allocation

• Target 2045 Allocation

• Van Eck VIP Global Hard Assets

International Stocks

• AXA Tactical Manager International

• EQ/Global Multi-Sector Equity

• EQ/International Core PLUS

• EQ/International Equity Index

• EQ/International Value PLUS

• EQ/MFS International Growth

• EQ/Oppenheimer Global

• Invesco V.I. Global Real Estate • Invesco V.I. International Growth • Lazard Retirement Emerging Markets Equity • MFS® International Value • Multimanager International Equity
Balanced/hybrid
• All Asset Growth - Alt 20 • AXA Balanced Strategy	• AXA Moderate Allocation
B
Fixed income

• AXA Conservative Allocation

• AXA Conservative-Plus Allocation

• AXA Conservative Growth Strategy

• AXA Conservative Strategy

• EQ/AXA Global Bond PLUS

• EQ/Core Bond Index

• EQ/Intermediate Government Bond Index

• EQ/Long Term Bond

• EQ/Money Market

• EQ/PIMCO Ultra Short Bond

• EQ/Quality Bond PLUS

• Invesco V.I. High Yield

• Ivy Funds VIP High Income

• Multimanager Core Bond

• Multimanager Multi-Sector Bond

• Templeton Global Bond Securities

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group “B” investment option. Please note that if you select the “Maximum transfer flexibility” method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the “maximum investment option choice” method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the “B” investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the “maximum transfer flexibility” method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may currently choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.

ERISA considerations for employers

If the employer’s plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”) Section 404(c), the employer or the plan trustee must make sure that the investment options chosen for the plan constitute a broad range of investment choices as required by the Department of Labor’s (“DOL”) regulation under ERISA Section 404(c). See “Tax information” later in this prospectus.

Allocating your contributions

Once your employer or you, whichever applies, have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that have been chosen, subject to any restrictions under the investment method you choose. Allocations to the guaranteed interest option are limited to no more than 25% of any contribution. Currently, we are relaxing this limitation. If we decide to change our limitations on allocations to the guaranteed interest, we will provide you with notice of at least 45 days. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Also, you may choose special dollar cost averaging (described below) to allocate your contributions under your certificate. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in “Determining your certificate’s value” later in this prospectus.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

Contract features and benefits	25

Guaranteed Withdrawal Benefit for Life (“GWBL “) variable investment options

Subject to availability in your plan and state, if you are between the ages of 45 and 85, for an additional charge you may activate the GWBL feature by allocating amounts to the GWBL variable investment options. Your initial allocation to the GWBL variable investment options must total at least $1,000. For amounts you decide to allocate in connection with this feature, your investment options will be limited to the GWBL variable investment options discussed in detail below. In general, allocating contributions and transfers to the GWBL variable investment options is the primary way of increasing your Guaranteed Annual Withdrawal Amount. All amounts allocated to the GWBL variable investment options are subject to the terms and conditions of the GWBL feature, which include restrictions on your ability to make transfers to the Non-GWBL investment options.

You must select one of the investment methods discussed above (the Maximum investment options choice and Maximum transfer flexibility) for your Non-GWBL account value allocations. If you allocate account value to the GWBL variable investment options, you may select either investment method for your Non-GWBL account value.

The amounts you allocate to the GWBL variable investment options may represent all, or a portion of, your contribution. If you allocate amounts to the GWBL variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop allocations to these investment options.

Currently, the GWBL variable investment options are limited to the those listed below. It is important to note that they are also available without the GWBL feature. To show that these variable investment options are available both with and without the GWBL feature, our applications, administrative forms and website often show separate lists for the GWBL variable investment options and the Non-GWBL variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the GWBL feature and those amounts that you wish to have allocated to your Non-GWBL variable investment options.

For allocation to your GWBL account value	For allocation to your Non-GWBL account value
• GWBL AX Balanced Strategy • GWBL AXA Conservative Growth Strategy • GWBL AXA Conservative Strategy • GWBL AXA Moderate Growth Strategy • GWBL EQ/AlianceBernstein Dynamic Wealth Strategies	• AXA Balanced Strategy • AXA Conservative Growth Strategy • AXA Conservative Strategy • AXA Moderate Growth Strategy • EQ/AllianceBernstein Dynamic Wealth Strategies

Upon advance notice to you, we reserve the right to add or remove

GWBL variable investment options at our sole discretion.

Please see “Guaranteed Withdrawal Benefit for Life” later in this prospectus for more information about this feature.

Once your contributions are allocated to the investment options, they become a part of your account value. Amounts allocated to the GWBL variable investment options will become part of your “GWBL account value.” Amounts allocated to the other available investment options, or “Non-GWBL investment options,” will become part of your “Non-GWBL account value.” We discuss account value in “Determining your certificate’s value” later in this prospectus.

Special dollar cost averaging

Special dollar cost averaging allows you to gradually allocate amounts by periodically transferring approximately the same dollar amount to up to 10 variable investment options you select. Periodic allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This program, however, does not guarantee that you will earn a profit or be protected against losses.

During the first five participation years, you may choose to allocate all or a portion of any eligible rollover or direct transfer contribution to the account for special dollar cost averaging. See “Contributions to your certificate” in “Contract features and benefits” for details on what contributions are eligible under both governmental employer EDC and TSA contracts.

Contributions into the account may not be transfers from other investment options. Also, on-going payroll contributions into the account are not permitted. Your initial allocation to the special dollar cost averaging program must be at least $2,000 and any additional contribution to that same time period must be at least $250.

You may have your account value transferred to any of the variable investment options available under the contract, including the GWBL variable investment options (if available). No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option.

We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Please note that any time period selected must begin before the fifth participation date anniversary. You may only have one time period in effect at any time and once you select a time period, you may not change it. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact one of our customer service representatives.

If the special dollar cost averaging program is selected at the time of the application to purchase the certificate, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the special dollar cost averaging program will be credited with the interest rate on the date the first contribution is received by AXA Equitable and allocated to the time period initially selected by you. Once the time period you selected has ended, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

26	Contract features and benefits

The first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options and the guaranteed interest option according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts (including a loan request) from the account for special dollar cost averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may change your allocations for transfers from the account for special dollar cost averaging at any time. Also, you may ask us to cancel your participation in the program at any time. If you do so, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the percentages for special dollar cost averaging we have on file for you.

If we exercise our right to terminate transfers into the GWBL variable investment options and your program has transfers designated to those investment options, your program will run to its conclusion. Also, if we exercise our right to terminate contributions or transfers to the GWBL variable investment options, those investment options cannot be selected as part of a new special dollar cost averaging program.

If your program has transfers designated to the GWBL variable investment options and you elect to begin receiving Guaranteed Annual Withdrawal Amount payments, you will be deemed to have terminated the program. The value you have remaining in the program will be transferred to the variable investment options prior to calculating your Guaranteed Annual Withdrawal Amount payments.

Unallocated account

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan’s unallocated account. Any amount held in the plan’s unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan’s unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan’s unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant’s account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan’s unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

Guaranteed Withdrawal Benefit for Life (“GWBL”)

(Available with all EQUI-VEST® Strategies contracts except tax-exempt employer EDC contracts)

Effective on or about June 25, 2012 (subject to plan and state approval), the Guaranteed Withdrawal Benefit for Life (“GWBL”) will be added as a feature on your EQUI-VEST® Strategies certificate . For an additional charge, the GWBL guarantees that you can take withdrawals from your GWBL account value up to a maximum amount per contract year (your “Guaranteed Annual Withdrawal Amount”) during your lifetime (or your spouse’s lifetime if Joint life payments are elected) even if your GWBL account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. In order to activate the GWBL, you must meet the following two requirements:

(1)	You must be between the ages of 45 and 85.

-AND-

(2)	You must allocate a minimum of $1,000 to your GWBL account value, either through a new contribution or a one-time transfer from your Non-GWBL account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your GWBL account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the GWBL will be deducted from your GWBL account value on each participant date anniversary. For a description of how the charge is deducted, see “Guaranteed Withdrawal Benefit for Life charge” later in “Charges and expenses.”

For amounts allocated in connection with the GWBL, your investment options will be limited to the GWBL variable investment options. Amounts allocated to the GWBL variable investment options make up your GWBL account value. See “Guaranteed Withdrawal Benefit Life variable investment options” in “Allocating your contributions” earlier in this section.

Please note that you are not required to activate the GWBL and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your GWBL account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of GWBL Early and Excess withdrawals” below in this section).

Prior to allocating amounts to the GWBL variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your GWBL account value.

Contract features and benefits	27

Determining your Guaranteed Annual Withdrawal Amount

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

•	contributions to the GWBL variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

•	transfers to the GWBL variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

•

any Ratchet increase of your Ratchet Base on your participant date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your certificate.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the beginning and end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

•	contributions and transfers to the GWBL variable investment options are not permitted;

•	your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no GWBL Excess withdrawals; and

•	your Guaranteed Annual Withdrawal Amount may increase as the result of a Ratchet increase of your Ratchet Base.

The Guaranteed Withdrawal Rate and Guaranteed Transfer Withdrawal Rate

With the GWBL, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate (“GWR”) to amounts you contribute to the GWBL variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate (“GTWR”) to amounts you transfer to the GWBL variable investment options from other the investment options in your EQUI-VEST® Strategies contract, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65. The GWR will never be less than 2.5%, or greater than 7%, for all periods.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. We may, however, declare a rate higher than 7% in our sole discretion.

•

Ten-Year Treasuries Formula Rate.  For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%. In our sole discretion, we may declare a GTWR that is greater than 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The GWBL account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the GWBL feature

Assume you are eligible to activate the GWBL feature and have $50,000 in your EQUI-VEST® Strategies certificate. You then make a one-time transfer of $1,000 from your Non-GWBL account value to the GWBL variable investment options. The GTWR at the time is 3%. Your amounts under the GWBL are calculated as follows:

•	Your GWBL account value is $1,000.

•	Your Ratchet Base is $1,000.

•	Your Guaranteed Annual Withdrawal Amount (“GAWA”) is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1st and decide to make on-going contributions that amount to $200 to the GWBL variable investment options on the 15th of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the GWBL account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base(*)	GWBL account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000
Date	Contribution	GWR	New GAWA	Total GAWA	Ratchet Base(*)	GWBL account value
Jan. 15	$200	3%	$6	$36	$1,200	$1,200
Feb. 15	$200	3%	$6	$42	$1,400	$1,400
Mar. 15	$200	3%	$6	$48	$1,600	$1,600
Apr. 15	$200	4%	$8	$56	$1,800	$1,800
May. 15	$200	4%	$8	$64	$2,000	$2,000
Jun. 15	$200	4%	$8	$72	$2,200	$2,200
(*)	The Ratchet Base is described in more detail below.

28	Contract features and benefits

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

Assume you activated the benefit as described in EXAMPLE 1 on December 1st and continue to make on-going contributions of $200 to the GWBL variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-GWBL investment options to the GWBL variable investment options on the 1st of each month beginning on January 1st. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the GWBL account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and GWBL account value through both contributions and transfers.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base(*)	GWBL account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000
Date	Contribution or Transfer	GWR or GTWR(**)	New GAWA	Total GAWA	Ratchet Base(*)	GWBL account value
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Jan. 15	$200	3%	$6	$39	$1,300	$1,300
Feb. 1	$100	3%	$3	$42	$1,400	$1,400
Feb. 15	$200	3%	$6	$48	$1,600	$1,600
Mar. 1	$100	3%	$3	$51	$1,700	$1,700
Mar. 15	$200	3%	$6	$57	$1,900	$1,900
Apr. 1	$100	3.50%	$3.50	$60.50	$2,000	$2,000
Apr. 15	$200	4%	$8	$68.50	$2,200	$2,200
May 1	$100	3.50%	$3.50	$72	$2,300	$2,300
May 15	$200	4%	$8	$80	$2,500	$2,500
Jun. 1	$100	3.50%	$3.50	$83.50	$2,600	$2,600
Jun. 15	$200	4%	$8	$91.50	$2,800	$2,800
(*)	The Ratchet Base is described in more detail below.
(**)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

Ratchet Base and the Annual Ratchet

The GWBL feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your GWBL variable investment options. Your Ratchet Base initially equals contributions and transfers to the GWBL variable investment options and is recalculated on each participation date anniversary to equal the greater of your GWBL account value and the most recent Ratchet Base. If your GWBL account value is greater, we will “ratchet,” or increase, your Ratchet Base to equal your GWBL account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates applied to your contributions and transfers, any prior Ratchet increases and any GWBL Excess or Early withdrawals to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the “Ratchet increase”).

If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess Withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See “Accessing your money” later in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the GWBL was activated on your participation date anniversary – December 1st. Next, assume that you make monthly contributions to the GWBL variable investment options for 11 consecutive months with no transfers to the GWBL variable investments from your Non-GWBL investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your GWBL account value at the end of the participation date anniversary is $3,000.

Date	Transfer	GTWR(*)	New GAWA	Total GAWA	Ratchet Base	GWBL account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000
Date	Contribution	GWR(*)	New GAWA	Total GAWA	Ratchet Base	GWBL account value(**)
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Feb. 1	$200	3%	$6	$39	$1,300	$1,280
Mar. 1	$100	3%	$3	$42	$1,400	$1,100
Apr. 15	$200	3.5%	$7	$49	$1,600	$1,600
May. 1	$100	3.5%	$3.50	$52.50	$1,700	$1,760
Jun. 15	$200	3.5%	$7	$59.50	$1,900	$1,650
Jul. 1	$100	3.5%	$3.50	$63	$2,000	$2,100
Aug. 15	$200	3.5%	$7	$70	$2,200	$2,380
Sep. 1	$100	3.5%	$3.50	$73.50	$2,300	$2,580
Oct. 15	$200	3%	$6	$79.50	$2,500	$2,860
Nov. 1	$100	3%	$3	$82.50	$2,600	$2,960
(*)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)	The changes to the GWBL account value represent hypothetical investment gains and losses due to the performance of the GWBL variable investment options. This example shows a GWBL account value that is greater than the Ratchet Base at the end of the participant year. Please note that if the GWBL account value was lower than the Ratchet Base at the end of the participant year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

In this example, on Dec. 1 (the participation date anniversary), the most recent Ratchet Base ($2,600) is compared to the GWBL account value ($3,000) on the participation date anniversary. Because the GWBL account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any GWBL Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal

Contract features and benefits	29

Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

$82.50 ÷ $2600 = 3.17%

3.17% x $400 = $12.69

$83.50 + $12.69 = $95.19

Electing to take your Guaranteed Annual Withdrawal Amount

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your GWBL account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See “Withdrawing your account value” under “Accessing your money” later in this prospectus for more information.

In order to start receiving Guaranteed Annual Withdrawal Amount payments, you (and your spouse, if joint life is elected) must be at least 59½ and separated from employment with the employer that sponsored the plan. You must also notify your plan in a form acceptable to the plan and AXA Equitable. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the GWBL variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59½ and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

Payments Begin at Age	Reduction to GAWA
59 ½	25%
60	25%
61	20%
62	15%
63	10%
64	5%

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

Payments Begin at Age	Increase to GAWA
66	102%
67	104%
68	106%
69	108%
70 and older	110%

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under the EQUI-VEST® Strategies contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-GWBL account value, are counted toward your 10% free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” later in this prospectus.

You may take your lifetime required minimum distributions (“RMDs”) without losing the value of the GWBL, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money” later in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your GWBL account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see “Hardship and unforeseeable emergency withdrawals” in “Accessing your money” later in this prospectus.

Transferring your GWBL account value

Amounts allocated to the GWBL variable investment options can always be transferred to other GWBL variable investment options, but cannot be transferred to the Non-GWBL investment options. However, once you have had amounts allocated to the GWBL variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the GWBL variable investment options if you no longer want to pay the GWBL charge, or if you

30	Contract features and benefits

determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-GWBL variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the GWBL charges you paid.

If you utilize this exception, you must transfer all amounts out of the GWBL variable investment options into Non-GWBL investment options. This will terminate the GWBL feature and you will not be able to make transfers back into the GWBL variable investment options. We will deduct a pro rata portion of the charge for the GWBL feature from the GWBL account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the GWBL variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

•	your Non-GWBL account value is $5,000;

•	your GWBL account value is $2,960; and

•	your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the GWBL feature by transferring amounts out of the GWBL account value, your Non-GWBL account value will be $7,960 (minus a pro rata portion of the GWBL charge applied to your GWBL account value), your GWBL account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

Effect of GWBL Early and Excess withdrawals

A GWBL Early withdrawal is caused when you take a withdrawal from your GWBL account value and:

•	you are still employed by the plan sponsor

-OR-

•	you are no longer employed by the plan sponsor (“separated from service”) but have not elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a GWBL Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the GWBL variable investment options.

A GWBL Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any participation year from your GWBL account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your GWBL account value in a participation year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a GWBL Excess withdrawal. In addition, each subsequent withdrawal in that participation year is considered a GWBL Excess withdrawal. Withdrawals from your Non-GWBL account value are not considered when calculating GWBL Excess withdrawals. In other words, you may make withdrawals from your Non-GWBL account value without triggering a GWBL Excess withdrawal.

A GWBL Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a GWBL Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your GWBL account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a GWBL Early or Excess withdrawal, your GWBL account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a GWBL Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A GWBL Early or Excess withdrawal that reduces your GWBL account value to zero will terminate the GWBL without value.

Any withdrawal, whether or not it is a GWBL Early or Excess withdrawal, reduces your minimum death benefit, however, your Non-GWBL account value does not change depending on whether or not the withdrawal is a GWBL Early or Excess withdrawal. See “Payment of death benefit” later in this prospectus.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the GWBL feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A GWBL Early withdrawal

Assume the following:

•	your Non-GWBL account value is $1,000;

•	your GWBL account value is $5,000;

•	your Ratchet Base is $6,000;

•	your Guaranteed Annual Withdrawal Amount is $200;

•	you are still employed by the plan sponsor; and

•	you decide to take a withdrawal of $1,500.

Your withdrawal will be a GWBL Early withdrawal. We will deduct $1,000 from your Non-GWBL account value and $500 from your GWBL account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your GWBL account value ($5,000) divided by the amount of the withdrawal taken from your GWBL account value ($500)). After the withdrawal:

•	your Non-GWBL account value will be $0;

•	your GWBL account value will be $4,500;

•	your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

•	your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A GWBL Excess withdrawal with a withdrawal charge

For this example, assume you make an initial $20,000 rollover contribution and there has been no investment performance. Also assume the contract has a 5% withdrawal charge in your second

Contract features and benefits	31

participation year which does not apply to withdrawals up to 10% of your total account value each year (the “10% free withdrawal amount”) Two participation years later, you are no longer employed by the Plan Sponsor and are eligible to start taking GAWA withdrawals.

•	your Non-GWBL account value is $5,000;

•	your GWBL account value is $15,000;

•	your Ratchet Base is $15,000;

•	your Guaranteed Annual Withdrawal Amount is $450;

•	your 10% free withdrawal amount is $2,000; and

•	you decide to take a withdrawal of $7,500 from your certificate.

The withdrawal charge will not apply to the first 10% of account value withdrawn, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-GWBL account value and $2,775 from your GWBL account value. This will be a GWBL Excess withdrawal of $2,325 because the amount withdrawn from your GWBL account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your GWBL account value ($15,000) divided by the amount of the withdrawal taken from your GWBL account value ($2,325)). After the withdrawal:

•	your Non-GWBL account value will be $0;

•	your GWBL account value will be $12,225;

•	your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

•	your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by 15.5%).

Effect of your GWBL account value falling to zero

If your GWBL account value falls to zero, either due to a withdrawal that is not a GWBL Early or Excess withdrawal or due to a deduction of a charge and you have Non-GWBL account value remaining, the GWBL benefit under your certificate will continue as long as you have Non-GWBL account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-GWBL account value.

If your GWBL account value is zero and your Non-GWBL account value is zero, or later falls to zero, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

•	If you were taking withdrawals through the “Customized payment plan” or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that participation year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next participation date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the “Maximum payment” if automatic payments were not being made.

•

Any death benefit remaining under the original certificate will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

•	The charge for the Guaranteed Withdrawal Benefit for Life will no longer apply.

•	If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other Important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•

Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in “Charges and expenses” later in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that participation year. GWBL Early and Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See “Effect of GWBL Early and Excess withdrawals” above in this section.

•

Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1/2. See “Tax information” later in this prospectus.

•

All GWBL withdrawals reduce your GWBL account value and minimum death benefit. See “How withdrawals are taken from your account value” and “How withdrawals affect your standard death benefit and the enhanced death benefit” later in this prospectus.

•	If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

•

If you surrender your certificate to receive its cash value and your GWBL account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the certificate will terminate, including the GWBL benefit.

•	Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

•

If you are not eligible to begin receiving your Guaranteed Annual Withdrawal Amount, and any amount is taken from your GWBL account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be

32	Contract features and benefits

considered a GWBL Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

•

If you have to take all or a portion of a required minimum distribution (“RMD”) from your GWBL account value and it is your first withdrawal under the certificate, the RMD will be considered your “first withdrawal” for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

•

If you elect to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

•

The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the certificate must be made after the death of the first individual. Accordingly, the GWBL feature may have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.

Death benefit

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of (i) your account value (less any outstanding loan and accrued loan interest) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, or (ii) the standard death benefit. The standard death benefit is equal to your total contributions and loan repayments (including loan interest paid), less the dollar amount of any loans and adjusted for withdrawals and any withdrawal charges and any taxes that apply.

The death benefit is the same whether or not you have allocated amounts to the GWBL variable investment options. If you activated the GWBL feature your total account value is your GWBL account value plus your Non-GWBL account value.

Enhanced Death Benefit

For an additional annual fee you may elect the enhanced death benefit.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST® Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)	your account value as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); or
(b)	the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your enhanced death benefit on the date you take the withdrawal. Appendix II at the end of this prospectus provides an example of how the enhanced death benefit is calculated.

How withdrawals affect the standard death benefit and the enhanced death benefit

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution (“RMD”) requirements which begin after age 70 1/2 for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your optional benefits and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing certain optional benefits may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information see “Tax information” later in this prospectus.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your certificate, you may return it to us for a refund. To exercise this cancellation right you must mail the certificate directly to our processing office within 10 days after you receive it. In some states, this “free look” period may be longer.

For contributions allocated to the variable investment options, your refund will equal the contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the account for special dollar cost averaging, your refund

Contract features and benefits	33

will equal your contributions plus interest. Some states require that we refund the full amount of the contribution (not including any investment gain or loss, or interest). Please see Appendix III for any state variations. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution, without interest.

We may require that you wait six months before you apply for a certificate with us again if:

•	you cancel your certificate during the free look period; or

•	you change your mind before you receive your certificate whether we have received your contribution or not.

See Appendix III for any state variations.

In addition to the cancellation right described above, you have the right to surrender your certificate, rather than cancel it. Please see “Surrender of your certificate to receive its cash value,” later in this prospectus. Surrendering your certificate may yield results different than canceling your certificate, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the certificate. Please see “Tax information,” later in this Propectus for possible consequences of cancelling your certificate.

34	Contract features and benefits

2. Determining your certificate’s value

Your account value and cash value

Your “account value” is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the account for special dollar cost averaging. These amounts are subject to certain fees and charges discussed in “Charges and expenses” later in this prospectus.

Your certificate also has a “cash value.” At any time before annuity payments begin, your certificate’s cash value is equal to the account value, less: (i) any applicable withdrawal charges; (ii) the total amount or a pro rata portion of the annual administrative charge; and (iii) the total amount or a pro rata portion of the Guaranteed Withdrawal Benefit for Life charge, if applicable.

Guaranteed Withdrawal Benefit for Life feature

If you activated the Guaranteed Withdrawal Benefit for Life feature under your certificate, we refer to the account value associated with that feature as your “GWBL account value.” Your account value that is not associated with that benefit is referred to as your “Non-GWBL account value.” Your total account value under the certificate is the sum of these amounts.

Your GWBL account value allocations are limited to certain variable investment options we refer to as the “GWBL variable investment options.” Amounts in your GWBL account value are also subject to certain transfer restrictions and a separate charge for providing the guarantees under the feature. See “Guaranteed Withdrawal Benefit for Life” in “Contract features and benefits” earlier in this prospectus for details.

Your certificate’s value in the variable investment options

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the certificate.

Units measure your value in each variable investment option.

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your certificate under that option, multiplied by that day’s value for one unit. The number of your certificate units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge, enhanced death benefit charge, the Guaranteed Withdrawal Benefit for Life charge or third-party transfer or exchange charge, will reduce the number of units credited to your certificate. A description of how unit values are calculated is found in the SAI.

Your certificate’s value in the guaranteed interest option and the account for special dollar cost averaging

Your value in the guaranteed interest option and the account for special dollar cost averaging at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

Insufficient account value

Your certificate will terminate without value if your account value is insufficient to pay any applicable charges when due unless you have activated the GWBL feature under your certificate. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your certificate. For information about what happens if your GWBL account value falls to zero, see “Effect of your GWBL account value falling to zero” in “Contract features and benefits” earlier in this prospectus.

Determining your certificate’s value	35

3. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•	You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

•

If you activated the GWBL feature, you may transfer your GWBL account value among GWBL variable investment options. Also, you may transfer your account value from your Non-GWBL investment options to the GWBL variable investment options, subject to the limitations described in “How you can contribute to your certificate” and “What are your investment options under the contract?” under “Contract features and benefits” earlier in this prospectus.

•

Transfers from the GWBL variable investment options to the Non-GWBL variable investment options, the account for special dollar cost averaging and the guaranteed interest option are generally not permitted. However, once you have had amounts allocated to the GWBL variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. If you utilize this exception, you must transfer all amounts out of the GWBL variable investment options into Non-GWBL investment options. This will permanently discontinue the GWBL and you will not be able to make transfers back into the GWBL variable investment options. We will deduct a pro rata portion of the charge for the GWBL from the GWBL account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the transferred funds. If your allocation instructions on file included allocations to the GWBL variable investment options, you will also need to provide new allocation instructions.

•

If your employer or you choose the maximum investment options choice method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Contract features and benefits” earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior participation year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior participation year.

•

If you transfer money from another financial institution into the guaranteed interest option during your first participation year, and if your employer or you have selected the maximum investment options method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Contract features and benefits” earlier in this prospectus) you may, during the balance of that participation year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Transfers into the guaranteed interest option would not be permitted if the requested transfer would result in more than 25% of your account value being allocated to the guaranteed interest option, based on your account value of the previous business day. Currently, we are relaxing this limitation. The restriction may or may not apply depending on the withdrawal charge schedule applicable to the group to which the group contract is issued. If we decide to change our limitations on transfers into the guaranteed interest option, we will provide you with notice of at least 45 days.

Upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition to the restrictions described above, all transfers are subject to our policies and procedures set forth in “Disruptive transfer activity” below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)	the certificate number,

(2)	the dollar amounts to be transferred, and

(3)	the investment options to and from which you are transferring.

You or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the

36	Transferring your money among investment options

underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Automatic transfer options

Investment simplifier

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with GWBL variable investment options as destination investment options, you must have already activated the GWBL feature. Please note that transfers to the GWBL variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing

Transferring your money among investment options	37

option II (discussed below), you may not choose either of the investment simplifier options. You may select an investment simplifier option if you are also using the special dollar cost averaging program.

Fixed-dollar option.  Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the GWBL variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under “Transferring your account value.”

Interest sweep.  Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.  Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•

Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers or your election to begin receiving Guaranteed Annual withdrawal Amount payments (only if you are making monthly transfers to the GWBL variable investment options), or on the date your certificate terminates.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your Non-GWBL account value. Rebalancing is not available for amounts allocated to the GWBL variable investment options. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. You must tell us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-GWBL account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value,” above, in this section. The initial transfer under the rebalancing program (based on your Non-GWBL account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

To be eligible for our rebalancing program, you must have (i) at least $5,000 of Non-GWBL account value in the variable investment options for option I, or (ii) at least $5,000 of Non-GWBL account value in the variable investment options and the guaranteed interest option, combined for option II. We may waive this $5,000 requirement.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

You may change your allocation instructions or cancel the program at any time.

38	Transferring your money among investment options

4. Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available. EQUI-VEST® Strategies TSA participants may only withdraw amounts from their account value that are 100% vested, subject to the employer’s approval, plan rules and applicable laws. (See “Forfeitures” below and “Effect of GWBL Early and Excess withdrawals” in “Contract features and benefits” earlier in this prospectus.) More information follows the table. For the tax consequences of taking withdrawals, see “Tax information” later in this prospectus.

Please see “Insufficient account value” in “Determining your certificate’s value” and “Effect of GWBL Early and Excess withdrawals” in “Contract features and benefits” earlier in this prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

Forfeitures

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a 403(b) plan participant who is not fully vested under a plan separates from service. Plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a plan participant’s account value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the employer/trustee and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See “Withdrawal charge” under “Charges and expenses” later in this prospectus.

Method of Withdrawal

Contract	Partial Withdrawal	Systematic	Lifetime required minimum distribution
TSA	yes(1)(2)(3)	yes(1)(2)(3)	yes(2)(3)
EDC	yes(1)(2)(3)	yes(1)(2)(3)	yes(2)(3)
(1)	Only if the certificate is not subject to withdrawal restrictions.
(2)	Only if there are no outstanding loans.
(3)	Requires or may require Plan Administrator’s approval. See “Tax information” later in this prospectus.

Receiving payments under the GWBL benefit

This section describes the ways in which you can receive Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under one of our automated payment plans.

Under either the Maximum payment plan or the Customized payment plan, you may take withdrawals on a monthly, quarterly or annual basis, provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a Required Minimum Distribution (“RMD”) withdrawal causes the reduction. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next participation date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after you are at least age 59 1/2 and separated from service. You must wait at least 28 days from certificate issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. The first payment date cannot be more than one full payment mode from the date the enrollment form is received at our processing office.

Our automatic payment plans are available to you if you are taking withdrawals to help you meet lifetime required minimum distributions under federal income tax rules. To best meet your needs, you should consider using an automatic payment plan in conjunction with our RMD automatic withdrawal option. The RMD automatic withdrawal option is described later in this section.

Maximum payment plan.   Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly. The amount of the withdrawal will increase on participation date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal from your GWBL account value prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a participation year, your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the participation year (the “catch-up payment”).

If you take a partial withdrawal from your GWBL account value in the same participation year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will be included with

Accessing your money	39

your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

If you take a partial withdrawal from the GWBL account value after enrolling in the Maximum payment plan, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

Customized payment plan.  Our Customized payment plan provides you with the option of electing to take either: (1) a fixed dollar amount withdrawal not to exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted from the GWBL account value; or (2) a fixed dollar amount that may exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted first from the GWBL account value (up to the amount of the Guaranteed Annual Withdrawal Amount) and then from the Non-GWBL account value. If the Non-GWBL account value is not sufficient to satisfy the request, only the amount of the Guaranteed Annual Withdrawal Amount will be paid out as scheduled payments. The amount of the withdrawal will not be increased on participation date anniversaries with any Ratchet increase. You must elect to change the scheduled payment amount.

If you take a partial withdrawal from the GWBL account value in the same participation year, but prior to your enrollment in the Customized payment plan, you will only be able to elect this plan if the partial withdrawal was less than the Guaranteed Annual Withdrawal Amount. In that case, you will receive the requested payments, up to the Guaranteed Annual Withdrawal Amount. Once the total of the scheduled payment made equals the Guaranteed Annual Withdrawal Amount, the plan will be suspended for the remainder of the participation year. If you take a partial withdrawal from the GWBL account value while the Customized payment plan is in effect, and that withdrawal plus all other withdrawals from the GWBL account value during that participation year exceed the Guaranteed Annual Withdrawal Amount, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

Partial withdrawals and terminations

Subject to the terms of your employer’s plan, your certificate and any restrictions in federal income tax rules, you may take partial withdrawals from your account value (your Non-GWBL account value, your GWBL account value or both) or terminate your certificate at any time while you are living and before annuity payments begin. If you take a withdrawal from your GWBL account value, the withdrawal may impact your Guaranteed Annual Withdrawal Amount. See “Effect of GWBL Early and Excess withdrawals” under “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in“ Contract features and benefits” earlier in this prospectus for more information. Also, if you are at least age 59 1/2 and have separated from service with the employer that sponsored the plan, any withdrawal request will be considered a request to begin receiving Guaranteed Annual Withdrawal Amount payments.

The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your certificate and pay you its cash value except if you have activated the GWBL feature of your certificate.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a with-

drawal charge. (See “10% free withdrawal amount” in “Charges and expenses” later in this prospectus.)

Systematic withdrawals

(Available for Non-GWBL account value only)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the Non-GWBL variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed-dollar amount taken from the Non-GWBL variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)	Pro rata from all of your Non-GWBL variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)	Pro rata from all of your Non-GWBL variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

(3)	You may specify a dollar amount from one Non-GWBL variable investment option or the guaranteed interest option. If you choose this option and the value in that investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining Non-GWBL investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

You may elect systematic withdrawals if:

•	the plan permits it;

•	your certificate is not subject to withdrawal restrictions; and

•	your certificate does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

40	Accessing your money

Lifetime minimum distribution withdrawals

(See “Tax information” later in this prospectus)

We offer our “required minimum distribution (RMD) automatic withdrawal option” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, withdrawals may be subject to a withdrawal charge if your withdrawal exceeds the 10% free withdrawal amount. Those withdrawals may also cause a GWBL Early withdrawal under the GWBL, if they are taken prior to your eligibility to take Guaranteed Annual Withdrawal payments. Also, those withdrawals may cause a GWBL Excess withdrawal if they exceed the Guaranteed Annual Withdrawal Amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to “Tax information,” “Required minimum distributions” later in this prospectus. You may choose instead an annuity payout option.

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding 403(b) plans and 457(b) EDC plans. For this purpose additional annuity contract benefits may include enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year, subject to the terms of your plan, if applicable, provided you do not have any outstanding loan. When electing this option, amounts from both your GWBL account and your Non-GWBL account value are used to determine your lifetime required minimum distribution payment each year. To elect this option, you must have an account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your certificate and pay you its cash value unless you have activated the GWBL feature of the certificate. Currently, minimum distribution withdrawal payments will be made annually. See the “Required minimum distributions” section in “Tax information” later in this prospectus for your specific type of retirement arrangement.

Currently we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same participation year exceeds the 10% free withdrawal amount.

The automatic withdrawal option does not generate required minimum distribution payments during the first participation year. Therefore, if you are making a rollover or transfer contribution to the certificate after age 70 1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first participation year to satisfy your required minimum distributions may be subject to withdrawal charges (if applicable) if they exceed the 10% free withdrawal amount.

You may not elect the minimum distribution option if you have an outstanding loan under your certificate.

If you purchased your EQUI-VEST® Strategies TSA certificate via a direct transfer of funds from another 403(b) plan or contract and we were informed at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70 1/2 or retiring.

For certificates subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach age 70 1/2 (if you have not begun your annuity payments before that time).

For certificates with GWBL.  If you have not already elected to begin receiving Guaranteed Annual Withdrawal Amount payments when you elect the Automatic RMD withdrawal option, you will be required to select either the single or joint life option for Guaranteed Annual Withdrawal Amount payments. You may change this election any time before amounts from your GWBL account value are accessed to make a payment. We will take RMD payments from your Non-GWBL account value first. If there are insufficient funds in your Non-GWBL account value, the amount will be taken from your GWBL account value. Once amounts are taken from your GWBL account value, your Guaranteed Annual Withdrawal Amount payments will be considered to have begun. At this point, you will no longer be able to contribute or transfer amounts to the GWBL variable investment options.

Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as a GWBL Early or Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. If this extra payment is made, the amount will be taken from your Non-GWBL account value first. If there are insufficient funds in your Non-GWBL account value, the amount will be taken from your GWBL account value. If this amount, plus any other withdrawals from the GWBL account value, equals or exceeds you Guaranteed Annual Withdrawal Amount, your payment plan will be suspended for the remainder of the participation year. If this amount, plus any other withdrawals from the GWBL account value has not equaled or exceeded the Guaranteed Annual Withdrawal Amount, scheduled payments will continue until the Guaranteed Annual Withdrawal Amount is paid. At that time, your payment plan will be suspended until the following participation year. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as GWBL Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause a GWBL Excess withdrawal and may be subject to a withdrawal charge (if applicable). You may enroll in the plan again any time, but the scheduled payments will not resume until the next participation date anniversary. Further, your GWBL account value and Guaranteed Annual Withdrawal Amount may be reduced.

Accessing your money	41

See “Effect of GWBL Early and Excess withdrawals” under “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in “Contract features and benefits” earlier in this prospectus.

If you elect our RMD automatic withdrawal option and elect to take your Guaranteed Annual Withdrawal Amount payments in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through the payment date. If this extra payment is made, the amount will be taken from your Non-GWBL account value first. If the sum of the Guaranteed Annual Withdrawal Amount and Non-GWBL account value is insufficient to satisfy the required minimum distribution, we will make an additional payment from your GWBL account value, if necessary, to satisfy the required minimum distribution amount. The RMD payment we make to you will not be treated as an Excess withdrawal.

If prior to December you make a partial withdrawal that exceeds your Guaranteed Annual Withdrawal Amount, but not your RMD amount, that partial withdrawal will be treated as a GWBL Excess withdrawal, as well as any subsequent partial withdrawals made during the same participation year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a GWBL Excess withdrawal.

For the purpose of these examples, assume your GWBL account value is $30,000 and there are no allocations to your Non-GWBL account value. Also, assume the following:

•	Your annual RMD amount = $6,000;

•	Your Ratchet Base = $60,000; and

•	Your Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

You take a partial withdrawal of $3,600 from your GWBL account value on July 1st. By doing so, you have exceeded your Guaranteed Annual Withdrawal Amount by $1,200. This is a GWBL Excess withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Your GWBL account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:

•	GWBL Account Value = $26,400 (or $30,000 - $3,600)

•	Your Ratchet Base = $57,600 (or $60,000 - $2,400). This $2,400 reduction represents a pro rata reduction of 4%.

•	Guaranteed Annual Withdrawal Amount (for future participation years) = $2,304 (or $2,400 – $96). This $96 reduction represents a pro rata reduction of 4%.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $2,400 and it will not be treated as a GWBL Excess withdrawal.

EXAMPLE 2:

You take a partial withdrawal of $2,000 from your GWBL account value on July 1st and make no other withdrawals for the remainder of the calendar year. In this case, your GWBL account value will be reduced dollar-for-dollar by the amount of the withdrawal. However, your Ratchet Base will not be reduced and the Guaranteed Annual Withdrawal Amount remaining for the current participation year will be $400. Here are the values after the withdrawal:

•	GWBL Account Value = $28,000 (or $30,000 - $2,000)

•	Your Ratchet Base = $60,000

•	Remaining Guaranteed Annual Withdrawal Amount (for current participation year) = $400 (or $2,400 – $2,000)

•	Remaining Guaranteed Annual Withdrawal Amount (for future participation years) = $2,400

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $4,000 and it will not be treated as a GWBL Excess withdrawal.

If you do not elect our RMD automatic withdrawal option and your Guaranteed Annual Withdrawal Amount payments are insufficient to satisfy the required minimum distribution payment, any additional withdrawal taken from your GWBL account value in the same participation year will be treated as a GWBL Excess withdrawal. Also, if you elect our RMD automatic withdrawal option, but satisfy your RMD through ad-hoc withdrawals prior to the December payment date, any withdrawal that exceeds the Guaranteed Annual Withdrawal Amount will be treated as a GWBL Excess withdrawal.

How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will subtract from your values in the account for special dollar cost averaging.

If you have made allocations to the GWBL variable investment options, you should carefully consider how withdrawals are to be made from your total account value. In general, the specific form we require for withdrawal requests will ask you how your withdrawals should be made from your total account value. Depending on certain factors, including your age at the time, taking withdrawals from your GWBL account value may have a significant impact on that benefit. For more information, see “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in “Contract features and benefits” earlier in this prospectus.

Automatic deposit service

If you are receiving Required Minimum Distribution payments from a TSA certificate you may use our automatic deposit service.

Under this service we will automatically deposit the Required Minimum Distribution payment from your TSA certificate directly into an existing EQUI-VEST® NQ or ROTH IRA or an existing EQUI-VEST® Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

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Loans

(Applicable to contracts issued under new plans on or after October 24, 2011 (subject to state availability). For plans in existence prior to October 24, 2011, see “Contract variations” in Appendix IV later in this prospectus.)

If the plan permits, loans are available under a 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to limits and repayment timeframes under federal income tax rules. Loans are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract or a contract issued under a governmental employer 457(b) EDC plan.

Your loan is also subject to our rules. We do not permit you to take a loan if the systematic withdrawal or the required minimum distribution automatic withdrawal option is in effect. If you want a loan, you may first have to cancel the withdrawal election. Also, if you have an outstanding loan, we generally do not permit withdrawals or the election of a withdrawal option such as systematic withdrawals or the required minimum distribution automatic withdrawal option. If you want to take a partial withdrawal or elect a withdrawal method, you may first have to repay the loan. See the chart under “Method of withdrawal” in “Accessing your money” earlier in this prospectus.

There may be a limit on the number of loans under an employer’s plan. However, we do not permit you to have more than nine loans outstanding (including “takeover loans”) at any time. Takeover loans are the result of an employer’s transfer of plan assets (and outstanding loans) to the EQUI-VEST® StrategiesSM (Series 901) contracts.

There are limits on the total unpaid balance of all your outstanding loans under all plans of your employer. The amount available to be borrowed against under your EQUI-VEST® StrategiesSM (Series 901) contract is reduced by (i) the outstanding loan balance of other loans you have under other funding vehicles under your employer’s plan, (ii) the outstanding balance of other loans you have under other plans of your employer, (iii) all or part of a loan you recently repaid; and/or (iv) any loan you ever defaulted on under any of your employer’s plans. See “Tax information” later in this prospectus and the loan request form.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC con-tracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in your certificate and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix I later in this prospectus for any state rules that may affect loans from a TSA or governmental employer EDC contract.

A loan will not be treated as a taxable distribution unless:

•	it exceeds limits of federal income tax rules; or

•	interest and principal are not paid when due; or

•	in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future. See “Repaying a loan” below. Also, see “Tax information” later in this prospectus.

Loan interest. We charge interest on loans under your certificate. The loan interest rate we charge is subject to the terms of your employer’s plan. Also, loan interest rates are subject to state requirements. To find out more about current loan interest rates contact the person designated by your employer to answer questions about your plan or your financial professional.

How loans are taken from your account value. The amount of the loan will be withdrawn from your certificate, but no withdrawal charges will apply. A withdrawal for a loan is also not taken into account in determining the 10% free withdrawal amount. See “10% free withdrawal amount” in “Charges and expenses” later in this prospectus for more information. On your loan request form, you can specify the investment options from which the loan amount will be taken. If you do not specify, the loan amount will be taken on a pro rata basis from the variable investment options and guaranteed interest option in which you have account value. If there is insufficient value in these investment options, any remaining portion will be deducted from the account for special dollar cost averaging. The number of units in your variable investment options are decreased to reflect a loan.

Repaying a loan. When you take a loan, we use the principal amount of the loan, the loan interest rate and the term of the loan to determine the loan repayment amount. How you repay a loan (for example, through payroll deduction or by personal check sent to us) and the loan repayment frequency is your employer’s choice. Loan repayment may be accelerated on certain events (for example, your retirement or transfer of amounts to another funding vehicle under the plan). In very limited specified circumstances concerning leaves of absence and with the documentation we require, loan repayment can be suspended. Otherwise, loans must be repaid according to the repayment schedule to avoid default. See “Tax information” later in this prospectus.

Accessing your money	43

Loans and the GWBL. If you activated the GWBL benefit by allocating amounts to the GWBL variable investment options and request a loan, you will be able to specify the investment options from which the loan will be taken. If you have Non-GWBL account value, you should consider first depleting your Non-GWBL account value prior to utilizing the GWBL account. As discussed earlier in this prospectus, loan amounts taken from your GWBL account value may significantly reduce the value of the GWBL. See “Guaranteed Withdrawal Benefit for Life (“GWBL”) in “Contract features and benefits” earlier in the prospectus for further information. If you do not specify investment options, the loan amount will be taken from your Non-GWBL account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the GWBL account value. If a loan is taken from your GWBL account value, your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.

All loan repayments will be allocated in accordance with the contribution allocation instructions we have on file for you on the date we receive the repayment. Loan amounts repaid in accordance with the loan repayment schedule and allocated to the GWBL variable investment options will receive the GWR. Loan amounts repaid prior to the loan repayment schedule and allocated to the GWBL variable investment options will receive the GTWR. Loan repayments will increase your Ratchet Base on a dollar-for-dollar basis. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus an unpaid loan interest that is due) as a deemed distribution and withdrawal from the certificate. Loan defaults and withdrawals may have adverse tax consequences. See “Distributions from TSAs” in “Tax information” later in this prospectus.

If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated to the guaranteed interest option.

Termination of participation

Your participation under the EQUI-VEST® Strategies contract may be terminated by us and your account value paid to your employer if:

(1)	your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2)	you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3)	we have not received any contributions on your behalf within 120 days from your participation date; or

(4)	the plan is no longer qualified under the Code and the EQUI-VEST® Strategies contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate your certificate.

The employer and, under certain circumstances, we may discontinue contributions under the EQUI-VEST® Strategies contract. Such discontinuance means that the employer will not permit any further salary deferral or employer contributions to be made under the contract. All other provisions of the contract remain in effect.

The employer may terminate the contract by (i) transferring all the assets to another contract or (ii) withdrawing the forfeiture account and directing us to deal directly with the participants.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon certificate termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Your annuity payout options

EQUI-VEST® Strategies offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract or your age at certificate issue. Also, certain payout options may not be available in certain states or with certain types of contracts.

Deferred annuity contracts such as EQUI-VEST® Strategies provide for conversion to payout status at or before the contract’s “maturity date.” This is called annuitization. When your certificate is annuitized, your EQUI-VEST® Strategies certificate and all its benefits will terminate and you will receive a supplemental payout annuity contract (“payout option”) that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST® Strategies certificate at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

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Your EQUI-VEST® Strategies certificate guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth participant date anniversary and at not less than five year intervals after the first change. (Please see your certificate and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may offer other payout options not outlined here. Your financial professional can provide details.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract or the annuitant’s age at certificate issue. If you activated the GWBL feature and choose to annuitize your certificate, the GWBL feature will terminate without value even if your GWBL account value is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under the GWBL feature. See “Guaranteed Withdrawal Benefit for Life (“GWBL”)” in “Contract features and benefits” earlier in this prospectus for further information. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

Annuity payout options

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain • Period certain annuity

Variable Immediate Annuity payout option (as described in [a] separate prospectus for this option)	• Life annuity • Life annuity with period certain

•

Life annuity: An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no continuation of benefits following your death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as you are living.

•

Life annuity with period certain: An annuity that guarantees payments for the rest of your life. If you die before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond your life expectancy or the joint life expectancy of you and the designated beneficiary.

•

Life annuity with refund certain: An annuity that guarantees payments for the rest of your life. If you die before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

•

Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, payments continue to the survivor. Generally, unless you elect otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married participants under certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

Fixed annuity payout option

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your certificate or on our then current annuity rates, whichever is more favorable for you.

Variable Immediate Annuity payout options

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The EQUI-VEST® Strategies contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.

The amount applied to purchase an annuity payout option

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. The amount applied to provide an annuity payout option will reflect the application of a withdrawal charge (except in those limited circumstances set forth in “Withdrawal charge,” under “Charges and Expenses” later in this prospectus.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your certificate before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. You must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the participation date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your certificate’s maturity date. Your certificate’s maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The

Accessing your money	45

maturity date is generally the participation date anniversary that follows your 95th birthday. This may be different in some states. Please see Appendix III later in this prospectus for state variations.

We will send you a notice with your certificate statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers amount the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your certificate will be annuitized automatically using the normal form of annuity payout option. Currently, our normal form of annuity payout option is life annuity with a 10-year period certain.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. In general, the longer the period over which we expect to make payments, the lower will be your payment for each year.

The amount of the annuity payments will depend on:

(1)	the amount applied to purchase the annuity;

(2)	the type of annuity chosen, and whether it is fixed or variable;

(3)	in the case of a life annuity, your age (or your and the designated beneficiary’s ages);

(4)	in the case of a period certain annuity, the period selected; and

(5)	the frequency of the payments.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Annuity maturity date

Your certificate has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at issue and cannot be changed. The maturity date is generally the participation date anniversary following the annuitant’s 95th birthday. We will send a notice with the annual statement one year prior to the maturity date.

Certificates with GWBL

If you activated the Guaranteed Withdrawal Benefit for Life feature, on the certificate’s maturity date you may elect:

•	an annuity payout option we are then offering (for both or either your GWBL account value and your Non-GWBL account value);

•	a lump sum distribution of your account value (for both or either your GWBL account value and your Non-GWBL account value); or

•	the GWBL maturity date annuity benefit (for your GWBL account value only).

The GWBL maturity date annuity benefit compares: (i) your Guaranteed Annual Withdrawal Amount under the GWBL benefit; and (ii) the amount you would receive by applying your GWBL account value on the certificate’s maturity date to the guaranteed annuity rates for a life only annuity. The GWBL maturity date benefit provides periodic payments of the higher resulting amount. This amount is fixed and does not change after annuity payments begin. Please note that if you elect the GWBL maturity date annuity benefit for your GWBL account value and you do not elect either a lump sum distribution or any annuity payout option for your Non-GWBL account value remaining at the maturity date, we will apply your Non-GWBL account value to the normal form of annuity payout option, which is a life annuity with a 10-year period certain.

Please see Appendix III later in this prospectus for the state variations.

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5. Charges and expenses

Charges under the contracts

Charge against the Separate Account

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0% to 1.15% of daily net assets attributable to all certificates under the group contract. Contracts will generally have a charge of 1.15%, 1.10%, 1.00%, 0.90%, 0.80%, 0.70%, 0.60%, 0.50%, 0.25%, 0.10% or zero.

Charges may be based on:

•	the factors on which the mortality and expense risks charge and administration charges are based, including the size and type of the group;

•	the plan provisions which may provide, among other things, the level of contributions including employer contributions and the frequency of benefit payments;

•	whether we will be the sole contract provider;

•	the level of services provided by your financial professional; and

•	our sales-related expenses.

The charge may also be reduced for plans that reach predetermined levels of plan assets.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the certificate. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant’s certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® Strategies contracts.

Annual administrative charge

We deduct an administrative charge from your account value on the last business day of each participation year. We will deduct this charge pro rata from your Non-GWBL variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-GWBL account value, we will deduct this charge pro rata from your GWBL variable investment options. This deduction will not reduce your

Guaranteed Annual Withdrawal Amount or Ratchet Base. Also, we deduct the charge if your account value on the last business day of the participation year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your account value plus any amounts previously withdrawn during the participation year. We reserve the right to increase this charge to a maximum of $65. For particular groups, the charge may be waived or reduced for account values of less than $25,000 or the charge may also be waived entirely.

We will deduct a pro rata portion of the charge if you surrender your certificate, elect an annuity payout option or you die during the participation year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the account for special dollar cost averaging. See Appendix III later in this prospectus for any state variations on how this charge is deducted.

Differences in this charge are due to variations in group characteristics including the total amount of plan assets. The charge is designed primarily to defray administrative expenses in connection with the issuing and daily administration of the contracts. We will determine the applicability of this charge pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® Strategies contracts.

Charge for third-party transfer or rollover

We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible funding vehicle offered by another provider, or to another eligible plan. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will also be imposed on each third-party transfer out of the contract’s forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant certificates under the contract. Transfers are subject to any required employer approval.

Charge for enhanced death benefit

If you elect the enhanced death benefit we deduct a charge annually from your account value on each participation date anniversary. The charge is equal to 0.15% of your account value.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. See Appendix III later in this prospectus for any state variations on how the charge for this benefit is deducted.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

Charges and expenses	47

Withdrawal charge

A withdrawal charge of up to 6% may apply as set forth in the contract and participation certificate.

For some groups, the withdrawal charge will apply on a participation year basis, applied to either the amount withdrawn or contributions withdrawn, (depending on the group). The withdrawal charge may also be based on a contract year basis. Under some group contracts, there will be no withdrawal charge. Differences in the basis and period for which and circumstances under which this charge applies are due to the total amount of plan assets under the contract, the frequency of the possible benefit payments as provided by the terms of the plan, other charges and fees under the contract and the compensation paid in connection with the sale of the contract. The basis, period of and circumstances under which the withdrawal charge applies will be determined pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® Strategies contracts.

The withdrawal charge percentages may be different for certain group contracts.

If you participate in a contract in which the withdrawal charge is based on how long each contribution has been invested, the amount of the withdrawal charge we deduct is equal to a percentage of any contribution withdrawn attributable to contributions made during the current and, for example, five prior participation years measured from the date of the withdrawal. In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

•	the account value after any withdrawal charge has been imposed (cash value), or:

•

the 10% free withdrawal amount plus the contributions made before the current and, for example, five prior participation years that have not been previously withdrawn, plus 95% of (a) the remaining account value, minus (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

If you participate in a contract in which the withdrawal charge is determined on a contract year basis rather than a participant year basis, a withdrawal charge will apply to amounts withdrawn from the contract during a period of up to the first five contract years only if: (i) you transfer or directly roll over your account value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under tax laws, or (ii) the employer withdraws amounts from the contract and either transfers or directly rolls over the amount to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.

If you participate in a contract where the withdrawal charge is determined on a participation year basis, a withdrawal charge will not apply under the circumstances described as follows:

(1)	each participation year you can withdraw up to 10% of your account value without paying a withdrawal charge (10% free withdrawal amount). The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the participation year; or

(2)	after five participation years and you are at least age 59 1/2; or

(3)	you request a refund of an excess contribution within one month of the date on which the contribution is made; or

(4)	you die and the death benefit is made available to the beneficiary; or

(5)	after five participation years if you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond your age 59 1/2 and allows no prepayment; or

(6)	after three participation years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

(7)	the amount withdrawn is applied to the election of a life contingent annuity payout option; or

(8)	the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of your life expectancy, that allows no prepayment; or

(9)	after five participation years, you have reached age 55 and have separated from service; or

(10)	The withdrawal is made to satisfy minimum distribution requirements; or

(11)	You elect a withdrawal that qualifies as a hardship (or unforeseeable emergency for EDC) withdrawal under the Code; or

(12)	If you have activated the Guaranteed Withdrawal Benefit for Life feature, we will waive any withdrawal charge for any Guaranteed Annual Withdrawal Amount payments during the participation year up to the greater of (a) the 10% free withdrawal amount, and (b) the Guaranteed Annual Withdrawal Amount. However, each withdrawal reduces the 10% free withdrawal amount for that participation year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a GWBL Excess or Early withdrawal as long as it does not exceed the 10% free withdrawal amount; or

(13)	You have qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(14)	We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

(15)	You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

48	Charges and expenses

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

The withdrawal charge will apply if the condition as described in items 12 through 14 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

In addition, particular groups may receive the following waiver:

•	You sever from employment with your employer.

See Appendix III, later in this prospectus for information on state availability and variations with respect to the withdrawal charge.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the account for special dollar cost averaging. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

Guaranteed Withdrawal Benefit for Life charge

If you activate the Guaranteed Withdrawal Benefit for Life feature by allocating amounts to the GWBL variable investment options, we deduct an annual charge equal to [    ]% of your GWBL account value. This charge will be deducted from your value in the GWBL variable investment options on a pro rata basis on each participation date anniversary. It is not pro-rated to account for a portion of the year. However, if the GWBL feature is terminated, the certificate is surrendered or a death benefit is paid on a date other than a participation date anniversary, we will deduct a pro rata portion of the charge for that year.

In no event will the charge for the GWBL be deducted from your Non-GWBL account value.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

Plan operating expense charge

Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer’s designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer’s plan. We will deduct this charge pro rata from your Non-GWBL variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-GWBL account value, we will deduct this charge pro rata from your GWBL variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

Variable Immediate Annuity payout option administrative fee

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to begin receiving annuity payouts or it may have a different charge.

Loan set-up charge. A $25 charge will be deducted from your account value at the time a loan is taken. The charge is to compensate us for administrative expenses associated with setting up the loan.

Annual loan record-keeping charge. A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday. The charge will be deducted on a pro rata basis from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will deduct amounts from the account for special dollar cost averaging.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

Charges and expenses	49

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Variations in charges

For certain groups offered the EQUI-VEST® Strategies contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the EQUI-VEST® Strategies contract, including a change in the standard death benefit or the minimum initial contribution requirements; and/or permitting additional circumstances under which the withdrawal charge is waived.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if we will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional’s compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation.

It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

50	Charges and expenses

6. Payment of death benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while the annuitant is alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Effect of your death

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” under “Accessing your money” earlier in this prospectus. Please note that you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “AXA Equitable Access Account”, an interest-bearing account with draft-writing privileges that functions like a checking account. In that case, we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable’s general account and is subject to the claims of our creditors. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. We will receive any investment earnings during the period such amounts remain in the general account.

Beneficiary continuation option

Upon your death, your beneficiary may generally elect to keep the certificate with your name on it and receive distributions under the certificate instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. If you die before your Required Beginning Date for required minimum distributions as discussed in “Tax information” later in this prospectus, the beneficiary may choose the “5-year rule” instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•

The beneficiary may make transfers among the investment options, but no additional contributions will be permitted. In addition, we may, at any time, exercise our right to close a variable investment option to transfers.

•	Loans will no longer be available.

•	The standard death benefit and the enhanced death benefit provisions will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

GWBL on a Single life basis. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may:

Payment of death benefit	51

•	elect a lump sum death benefit;

•	annuitize the certificate;

•	roll the death benefit into the beneficiary’s own traditional IRA or other eligible retirement plan; or

•	elect to continue the certificate under the Beneficiary continuation option, described above.

Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the GWBL variable investment options will not be available for transfers.

GWBL on a Joint life basis. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may:

•	elect a lump sum death benefit;

•	roll the death benefit into the beneficiary’s own traditional IRA or other eligible retirement plan; or

•

elect to continue the certificate under the GWBL Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to receive joint GWBL payments and you were still married at the time of your death.

If your beneficiary elects to receive a lump sum death benefit or roll the death benefit into an IRA or other eligible retirement plan, the Guaranteed Annual Withdrawal Amount payments will terminate.

If RMD payments have not begun, your spousal beneficiary may (1) choose the “5-year rule” or (2) continue the certificate and receive withdrawals under the GWBL Beneficiary continuation option. If you were younger than age 70 1/2 at the time of your death, your spousal beneficiary may defer GWBL Beneficiary continuation option payments until you would have reached age 70 1/2.

Under the GWBL Beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.

•

The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the GWBL variable investment options. If applicable, the Ratchet Base will ratchet to the GWBL account value on the next participation date anniversary.

•	The charge for the Guaranteed Withdrawal Benefit for Life will continue to apply. Withdrawal charges will no longer apply.

•

Payments will be equal to the greater of the Guaranteed Annual Withdrawal Amount and the Beneficiary continuation option payment. For information about what happens when the GWBL account value falls to zero, see “Effect of your GWBL account value falling to zero” under “Guaranteed Withdrawal Benefit for Life (“GWBL”) in “Contract features and benefits” earlier in this Prospectus.

•	If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ‘‘Accessing your money’’ under ‘‘Withdrawing your account value’’), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

•

If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-GWBL account value first. If there are insufficient funds in the Non-GWBL account value then the funds will be taken from the GWBL account value.

•

If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-GWBL account value first. If there are insufficient values in the Non-GWBL account value, any necessary amounts will be taken from the GWBL account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as an GWBL Excess withdrawal.

•

If your beneficiary takes any partial withdrawals from the GWBL account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that participation year. The partial withdrawals may be treated as GWBL Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next participation date anniversary. We will require your beneficiary to use our form for this purpose.

•

If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the GWBL account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a GWBL Excess withdrawal. However, any future withdrawals from the GWBL account value in the same participation year may be treated as GWBL Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the GWBL account value prior to the December payment, any withdrawal from the GWBL account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a GWBL Excess withdrawal.

•

Upon the death of your spousal beneficiary, the GWBL and Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the certificate after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

52	Payment of death benefit

7. Tax information

Tax information and ERISA matters

Overview

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular employer’s plan or contract may vary depending on the facts applicable to that employer. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. Employers should not rely only on this document, but should consult their tax adviser before choosing EQUI-VEST® Strategies.

Choosing a contract to fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST® Strategies TSA or a 403(b)(7) custodial account. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement below. Employers should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, employers should consider the annuity’s features and benefits, such as EQUI-VEST® Strategies standard death benefit, enhanced death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. Employers should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include certain guaranteed benefits such as the Guaranteed Withdrawal Benefit for Life. Employers should consider the potential implication of these Regulations before choosing this annuity contract.

Special rules for tax-favored retirement plans

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

•	participation and coverage;

•	nondiscrimination;

•	vesting and funding;

•	limits on contributions, distributions, and benefits;

•	withholding;

•	reporting and disclosure; and

•	penalties.

State income tax rules covering contributions to and distributions from employer-sponsored retirement plans may differ from federal income tax rules. It is the responsibility of the employer, plan trustee and plan administrator to satisfy federal income tax, state income tax and other state rules and ERISA rules, if applicable.

Additional “Saver’s Credit” for salary reduction contributions to certain plans

You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 403(b) plan or governmental employer 457(b) EDC plan as well as contributions you make to other eligible retirement plans or to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax. To take advantage of this “saver’s credit” you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another’s tax return, and your adjusted gross income cannot exceed $57,500 for 2012. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver’s credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver’s credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver’s credit contribution —

Tax information	53

even if you make a contribution to one plan and take the distribution from another plan — during the “testing period.” The “testing period” begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make contribution including extensions.

Tax-sheltered annuity arrangements (TSAs)

General

This section of the Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as “403(b) annuity contracts” or “Tax Sheltered Annuity contracts (TSAs)”.

The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to 2009 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual’s employer or the individual takes certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner’s employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

Final Regulations under Section 403(b)

In 2007, the IRS and the Treasury Department published final Treasury regulations under Section 403(b) of the Code (2007 Regulations). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

Employer plan requirement.  The thrust of the 2007 Regulations is to require a written plan document for Section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as “approved providers” or “approved vendors” under the employer’s 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer’s 403(b) plan, active participants in that employer’s plan may have to transfer funds from their EQUI-VEST® Strategies TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations on the contract under the 403(b) plan.

General; special employer rules

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

Contributions to TSAs

There are three ways you can make contributions to this EQUI-VEST® Strategies TSA contract:

•	annual contributions made through the employer’s payroll; or

•	with employer or plan approval, a rollover from another eligible retirement plan; or

•	with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same plan.

Annual contributions made through the employer’s payroll. Annual contributions to 403(b) TSA contracts made through the employer’s payroll are limited. (Tax-free plan to plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called “salary reduction contributions” or “elective deferral contributions” and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective employer contributions or contributions treated as after-tax employee contributions. If the employer’s plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as “designated Roth contributions” under Section 402A of the Code, which are made on an after-tax basis.

Some employer contributions may be subject to vesting under the employer’s plan.

The annual limit on employer and employee contributions on behalf of an employee to defined contribution plans of an employer for 2012 is the lesser of $50,000 (after adjustment for cost-of-living changes) or 100% of compensation. When figuring out the contribution limit you have to:

•	include reallocated forfeitures and voluntary nondeductible employee contributions;

•	include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and “cafeteria” plans. These are plans giving employees a

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choice between cash and deferred benefits or specified excludible health and welfare benefits; and

•	disregard compensation or earned income of more than a specified amount. This amount is $250,000 for 2012. This amount may be further adjusted for cost-of-living changes in future years.

“Salary reduction” or “elective deferral” contributions made under a 403(b) plan or other cash or deferred arrangement are limited to $17,000 for 2012, and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 401(k) plans. If the plan permits, an individual who is at least age 50 at any time during 2012 can make up to $5,500 additional salary reduction contributions for 2012.

Special provisions may allow certain participants with at least 15 years of service to make “catch-up” contributions to compensate for smaller contributions made in previous years.

If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

Rollover contributions.  After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

•	termination of employment with the employer who provided the funds for the plan; or

•	reaching age 59 1/2 even if still employed; or

•	disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Rollovers of after-tax contributions from certain eligible retirement plans

Non-Roth after-tax contributions.  Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) EDC plan) may be directly rolled over to a 403(b) TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a TSA.

Designated Roth contributions.  If the after-tax contributions are in a “designated Roth account” under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another “designated Roth account” under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).

Limitations on individual-initiated direct transfers.  The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

Direct transfer contributions.  A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: “plan-to-plan transfers” and “contract exchanges within the same 403(b) plan”. 403(b) plans do not have to offer these options. A “plan-to-plan transfer” must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant’s (or beneficiary’s) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant’s (or beneficiary’s) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant’s (or beneficiary’s) interest in the source 403(b) plan (for example with respect to the participant’s interest in any after-tax employee contributions).

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A “contract exchange within the same 403(b) plan” must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant’s (or beneficiary’s) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future (“an information sharing agreement”). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship and unforeseeable emergency withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally “grandfathered” as to 403(b) status. However, future transactions such as loans and distributions under such “grandfathered” contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer’s 403(b) plan, or the employer enters into an information sharing agreement with us.

Special rule for rollover or direct transfer contributions after age 70 1/2.  The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age 70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

Distributions from TSAs

General

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan. Similar rules apply to loan and withdrawal requests for qualified plans.

Withdrawal Restrictions

Salary reduction contributions.  You generally are not able to withdraw or take payment from your TSA contract unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract, or suffer financial hardship (special federal income tax definition). Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan. If you have activated the Guaranteed Withdrawal Benefit for Life fea-

ture, your hardship withdrawal may be a GWBL Early withdrawal. Under the 2007 Regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same State employer).

These restrictions do not apply to the amount directly transferred to your TSA certificate that represents your December 31, 1988, account balance attributable to a 403(b) annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts directly transferred to your TSA certificate in a contract exchange under the same plan or a direct transfer from another 403(b) plan.

If any portion of the funds directly transferred to your TSA certificate is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. Account values attributable to employer contributions properly reported to us at the time of transfer will not be subject to restriction, unless required by the employer’s plan.

Withdrawals from a designated Roth account in a TSA contract are subject to these withdrawal restrictions.

Withdrawal restrictions on other types of contributions

The plan may also impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer’s designee, as applicable.

Exceptions to withdrawal restrictions

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Distributions may also be made on termination of the plan.

Tax treatment of distributions from TSAs.  Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from TSAs are includable in gross income as ordinary income, not capital gain. Distributions from TSAs may be subject to 20% federal income tax withholding. See “Federal and state income tax withholding and information reporting” below. In addition, TSA distributions may be subject to additional tax penalties.

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If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your TSA certificate, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA certificate, we assume that all amounts distributed from your TSA certificate are pre-tax, and we withhold tax and report accordingly.

Designated Roth contribution account.  Section 402A of the Code provides that a qualified distribution from a designated Roth account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

Distributions before annuity payments begin.  On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including “in-plan” Roth conversions see “Tax-deferred rollovers and direct transfers” and “In-plan Roth conversions” below.

Annuity payments.  If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary’s) final tax return.

Payments to a beneficiary after your death.  Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse may also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

Loans from TSAs.  The following discussion also applies to loans under governmental employer 457(b) EDC plans. See “Public employee deferred compensation plans (EDC Plans)” later in this prospectus.

If the plan permits, loans are available from a 403(b) plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax requirements apply even if the plan is not subject to ERISA. Please see Appendix III later in this prospectus for any state rules that may affect loans.

Effect of 2007 Regulations on loans from TSAs.  As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

•

The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant’s nonforfeitable accrued benefits; and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in “all qualified plans of the employer” for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

•

In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant’s primary residence. EQUI-VEST® Strategies TSA contracts have a term limit of 10 years for loans used to acquire the participant’s primary residence.

•

All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

Tax-deferred rollovers and direct transfers.  If withdrawal restrictions discussed earlier do not apply, you may roll over any “eligible rollover distribution” from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct roll-over or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

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You may roll over a distribution of pre-tax funds from a TSA to any of the following: a qualified plan, a governmental employer 457(b) EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

“In-plan” Roth conversions.  If permitted by the plan, participants who are eligible to withdraw amounts may make an “in-plan” direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An “in-plan” direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an “in-plan” direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

Non-Roth after-tax contributions.  Any non-Roth after-tax contributions you have made to a TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a roll-over you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions from a TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under “In-plan Roth conversions”, if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

Roth after-tax contributions.  Amounts attributable to “designated Roth contributions” under a 403(b) plan may be rolled over to any of the following:

•	another designated Roth contribution separate account under (i) another 403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan; or

•	a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of

“designated Roth contributions” under a 401(k) plan or a governmental employer EDC plan.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) plan or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan, (2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer’s plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

Distribution Requirements

TSAs are subject to required minimum distribution rules. See “Required minimum distributions” later in this prospectus.

Spousal consent rules

If ERISA rules apply to your TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the participant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the participant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer’s plan and the contract.

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Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	to pay for certain extraordinary medical expenses (special federal income tax definition); or

•	in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

•

in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

Public employee deferred compensation plans (EDC Plans)

Special employer and ownership rules.  Employers eligible to maintain EDC plans under Section 457(b) of the Code include governmental entities such as states, municipalities and state agencies (governmental employers). Since EQUI-VEST® Strategies is open only to governmental employer EDC plans, no rules applicable to tax-exempt employees are discussed.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer’s contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The plan’s assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.

Contribution Limits.  The maximum contribution for 2012 is the lesser of $17,000 or 100% of includible compensation.

Special rules may permit “catch-up” contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $34,000 for 2012.

If the plan permits, an individual at least age 50 at any time during 2012 may be able to make up to $5,500 additional salary reduction contributions. An individual must coordinate this “age 50” catch-up with the other “last 3 years of service” catch up.

For governmental employer EDC plans only, the plan may permit some or all of elective deferral contributions to be made as “designated Roth contributions” under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under “Tax-sheltered annuity contracts (TSAs)” previously in this Section.

Rollover contributions.  Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another “designated Roth account” under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

Withdrawal Limits.  In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5,000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan, because the funds are accounted for separately.

Distribution Requirements.  EDC plans are subject to minimum distribution rules similar to those that apply to TSAs. See “Required minimum distributions” later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions

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may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator’s responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee’s beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

Tax Treatment of Distributions.  The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See “Federal and State income tax withholding and information reporting” later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.

If the governmental employer EDC plan permits designated Roth contributions, Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, because there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan, the earliest a qualified distribution from a designated Roth account under a governmental employer EDC plan could be made is 2016. Therefore, earnings attributable to a designated Roth account may be includible in income.

Tax-deferred rollovers.  A participant in a governmental employer EDC plan, or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b) plan, or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts roll-overs and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You may roll over a distribution from a governmental employer 457(b) plan to any of the following: a 403(b) plan funding vehicle, a qualified plan, another governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a governmental employer 457(b) plan can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

•	another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan; or

•	a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of “designated Roth contributions” under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an “in-plan” direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An “in-plan” direct conversion rollover is not subject to withholding but typically produces taxable income.

Loans.  Same as for TSAs. (See “Loans from TSAs” under “Distributions from TSAs” earlier in this prospectus.)

Background on regulations — required minimum distributions

If you are a participant in a 403(b) plan or a governmental employer EDC plan, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from annuity contracts funding tax qualified retirement plans, including 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

Lifetime required minimum distributions — When you have to take the first required minimum distribution

Generally, 403(b) plan and 457(b) EDC plan participants must take the first required minimum distribution for the calendar year in which the participant turns age 70 1/2. However, 403(b) plan and 457(b) EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70 1/2, as follows:

•	For 403(b) plan and 457(b) EDC plan participants who have not retired from service with the employer who provided the funds for

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this TSA or EDC contract by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement.

•

403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 70 1/2.

The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 – April 1). Distributions must start no later than your “Required Beginning Date,” which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you calculate required minimum distributions

There are two approaches to taking required minimum distributions

— “account-based” or “annuity-based.”

Account-based method.  If you choose an “account-based” method, you divide the value of your TSA account or EDC account as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based pay-out with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.  If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your retirement plans?

No, if you want, you can choose a different method for each of your retirement plans. For example, you can choose an annuity payout from your TSA certificate, a different annuity payout from a qualified plan, and an account-based annual withdrawal from an IRA.

Will we pay you the annual amount every year from your certificate based on the method you choose?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our required minimum distribution (RMD) automatic withdrawal option. Otherwise, you will be responsible each year for asking us to pay the required minimum distribution withdrawal to you.

The IRS will let you calculate the required minimum distribution for each TSA that you maintain, using the method that you picked for that particular 403(b) funding vehicle. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall 403(b) plan required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more TSA contracts or custodial accounts that you own.

What if you take more than you need to for any year?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans or TSAs to the amounts you have to take from your traditional IRAs and vice-versa.

What if you take less than you need to for any year?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is a TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another TSA contract or custodial account that you own. Note that in the case of an EDC plan the distribution must be taken annually from the EDC contract.

What are the required minimum distribution payments after you die?  These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary.  Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary’s life expectancy using the “term certain method.” That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner’s or the participant’s death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the “5-year rule.” Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner’s death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner’s death. No distribution is required for a year before that fifth year.

Spousal beneficiary.  If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a

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number of choices. Post-death distributions may be made over your spouse’s single life expectancy. Any amounts distributed after that surviving spouse’s death are made over the spouse’s life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

Non-individual beneficiary.  If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual participant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the participant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under “Individual beneficiary.” Please note that we need an individual participant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the participant.

ERISA matters

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

•

For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

•

With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST® Strategies processing and all other terms and conditions of the loan.

•

Only 50% of the participant’s vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant’s vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

•

Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

•

Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

•	Plans subject to ERISA provide that the participant’s spouse must consent in writing to the loan.

Certain rules applicable to plans designed to comply with Section 404(c) of ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant’s or beneficiary’s exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST® Strategies TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor’s responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).

Federal and state income tax withholding and information reporting

We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

We might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these

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rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, the state income tax withholding is completely independent of federal income tax withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on “periodic” and “non-periodic” payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals) which are not eligible for rollover distributions

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an “eligible rollover distribution.”

Mandatory withholding from eligible rollover distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from governmental employer 457(b) EDC plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from governmental employer 457(b) EDC plan distributions. An eligible roll-over distribution from one of these eligible retirement plans can be rolled over to another one of these eligible retirement plans or a traditional IRA. All distributions from a TSA, governmental employer 457(b) EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

•	any distributions which are “required minimum distributions” after age 70 1/2 or retirement from service with the employer; or

•	substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies of the plan participant (and designated beneficiary); or

•	substantially equal periodic payments made for a specified period of 10 years or more; or
•	hardship withdrawals or for EDC, unforseeable emergency withdrawals; or

•	corrective distributions which fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	a death benefit payment to a beneficiary who is not the plan participant surviving spouse; or

•	a qualified domestic relations order distribution to a beneficiary who is not the plan participant current spouse or former spouse.

A death benefit payment to the plan participant surviving spouse, or a qualified domestic relations order distribution to the plan participant current or former spouse, may be a distribution subject to mandatory 20% withholding.

Impact of taxes to AXA Equitable

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

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8. More information

About our Separate Account A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. We may invest the assets of Separate Account A in any investment permitted by applicable law. The results of Separate Account A’s operations are accounted for without regard to AXA Equitable’s other operations. The amount of some of our obligations under the contracts and certificates is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)	to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)	to deregister Separate Account A under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account A;
(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)	to close a variable investment option to transfers and contributions; and

(9)	to limit the number of variable investment options which you may elect.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or “loads” for buying and selling their shares. All dividends and other distributions on the Trusts’ shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable’s general account and are subject to AXA Equitable’s claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance

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laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Dates and prices at which certificate events occur

We describe below the general rules for when, and at what prices, events under your certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day:

—	after 4:00 PM, ET on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•	When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

•	Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

Contributions, transfers, withdrawals and surrenders

•	Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•	Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	Contributions made to the special dollar cost averaging program will be credited with the interest rate in effect on the date the first contribution is received by us and allocated to the time period initially selected by you.

•	Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

•	Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

•	For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

•	Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

About your voting rights

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

•	the election of trustees;

•	the formal approval of independent auditors selected for each Trust; or

•	any other matters described in each prospectus for the Trusts or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their certificates if a shareholder vote is taken. If we do not receive instructions in time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote. One effect of proportional voting is that a small number of participants may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable’s variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.

Separate Account A voting rights

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to

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the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants.

Changes in applicable law

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

Statutory compliance

We have the right to change the terms of the contract and any certificate thereunder without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract and any certificate thereunder must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a participant’s interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the certificates, or the distribution of the certificates.

Financial statements

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

Transfers of ownership, collateral assignments, loans, and borrowing

The owner may not assign a contract or certificate for any purpose.

You cannot assign a certificate as security for a loan or other obligation. Loans from account value, however, are permitted unless restricted by the employer.

Funding changes

The employer or trustee can change the funding vehicle for the plan.

Distribution of the contracts

The contracts are distributed by both AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) (together, the “Distributors”). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors (“Selling broker-dealers”).

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this prospectus.

AXA Advisors Compensation.  AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors,

66	More information

determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA Distributors Compensation.  AXA Equitable pays contribution-based and asset-based compensation (together “compensation”) to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor’s Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor’s Selling broker-dealers. Contribution-based compensation will generally not exceed 16.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.70% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable’s distribution agreements with AXA Distributors.

Additional payments by AXA Distributors to Selling broker-dealers.  AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”).

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over

More information	67

contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2011) received additional payments. These additional payments ranged from $         to $        . AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation

Advantage Capital Corporation

AG Edwards

American General Securities Inc

American Portfolios Financial Services

Ameriprise Financial Services, Inc.

Associated Securities Corp.

Bank of America

BBVA Compass Investment Solutions, Inc.

CCO Investment Services Corp.

Centaurus Financial, Inc.

Colonial Brokerage, Inc.

Comerica Securities

Commonwealth Financial Network

CUSO Financial Services, LP

Essex National Securities Inc

FFP

Financial Network Investment Corporation

First Allied Securities

First Citizens Investor Services

First Tennessee Brokerage, Inc.

FSC Securities Corporation

Geneos Wealth Management, Inc.

H.D. Vest Investment Securities, Inc.

Investment Centers of America/First Dakota Inc.

IFC Holdings Inc. DBA Invest Financial Corporation

Investment Professionals, Inc.

Investors Capital Corporation

Ironstone Securities, Inc

J.P. Turner & Co. LLC

James T. Borello & Co.

Janney Montgomery Scott

Key Investment Services, LLC

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

LPL Financial Corporation

M&T Securities

Merrill Lynch Life Agency

MML Investors Services LLC

Morgan Keegan

Morgan Stanley Smith Barney – Morgan Stanley & Co., Incorporated

Multi-Financial Securities Corporation

National Planning Corporation

Next Financial Group, Inc.

NFP Securities, Inc.

Pension Planners Securities Inc

PNC Investments

Prime Capital Services

PrimeVest Financial Services, Inc.

Oppenheimer & Co. Inc.

Raymond James & Associates Inc

Raymond James Financial Service

RBC Capital Markets Corp.

Robert W Baird Royal Alliance Associates Inc.

RW Baird – Robert N. Baird & Co. Incorporated

Sage Point Financial, Inc

Securities America, Inc.

SII Investments, Inc.

Sorrento Pacific Financial LLC

Stifel, Nicolaus & Co.

Summit Brokerage Services, Inc

Termed/Gunnallen Financial, Inc.

Termed/Mutual Service Corporation

Transamerica Financial Advisors, Inc.

U.S Bancorp Investments, Inc.

UBS Financial Services, Inc.

United Planners’ Financial Service of America

UVEST Financial Services Group, Inc.

Waterstone Financial Group, Inc.

Wells Fargo Advisors Financial Network LLC

Wells Fargo Advisors

Wells Fargo Advisors, LLC

Wells Fargo Investments, LLC

Woodbury Financial Services, Inc.

68	More information

Appendix I: Condensed financial information

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90% and 0.50%. The unit values and number of units outstanding for contracts offered under Separate Account A with daily asset charges of 0.70% are available in the Statement of Additional Information. To request a copy of the Statement of Additional Information, please contact our processing office. At the date of this Prospectus, unit values and number of units outstanding for contracts offered under Separate Account A with asset based charges of 0.00%, 0.10%, 0.25%, 0.60%, 0.80%, 1.00%, 1.10% and 1.15% did not exist. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ended December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
All Asset Allocation
Unit value	—	—	—	—	—	—	—	—	$104.60	$119.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	2
American Century VP Mid Cap Value Fund
Unit value	—	—	—	—	—	—	—	—	—	$106.06
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
AXA Aggressive Allocation
Unit value	—	—	$109.27	$121.06	$129.64	$151.47	$159.36	$96.03	$121.13	$135.74
Number of units outstanding (000’s)	—	—	—	—	1	5	9	19	70	120
AXA Conservative Allocation
Unit value	—	—	$102.27	$107.45	$109.09	$115.00	$120.57	$106.32	$115.72	$123.01
Number of units outstanding (000’s)	—	—	—	—	1	1	2	3	12	24
AXA Conservative-Plus Allocation
Unit value	—	—	$104.26	$111.33	$113.91	$122.77	$128.34	$102.48	$116.20	$125.60
Number of units outstanding (000’s)	—	—	—	—	2	4	7	10	28	50
AXA Moderate Allocation
Unit value	—	—	—	—	$183.99	$201.66	$212.90	$159.75	$185.70	$202.78
Number of units outstanding (000’s)	—	—	—	—	56	60	67	64	113	166
AXA Moderate-Plus Allocation
Unit value	—	—	$108.08	$119.63	$126.46	$143.50	$151.29	$102.29	$123.62	$136.66
Number of units outstanding (000’s)	—	—	—	1	6	16	35	59	160	246
AXA Tactical Manager 400-I
Unit value	—	—	—	—	—	—	—	—	—	$119.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
AXA Tactical Manager 500-I
Unit value	—	—	—	—	—	—	—	—	—	$115.50
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
AXA Tactical Manager 2000-I
Unit value	—	—	—	—	—	—	—	—	—	$123.95
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Appendix I: Condensed financial information	I-1

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. (continued)

	For the years ended December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
AXA Tactical Manager International-I
Unit value	—	—	—	—	—	—	—	—	—	$111.66
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AllianceBernstein International
Unit value	—	—	—	—	$147.18	$180.59	$200.46	$98.14	$123.91	$129.53
Number of units outstanding (000’s)	—	—	—	—	28	31	36	35	45	47
EQ/AllianceBernstein Small Cap Growth
Unit value	—	—	—	—	$179.44	$194.31	$225.25	$123.85	$166.93	$220.99
Number of units outstanding (000’s)	—	—	—	—	11	11	12	10	11	12
EQ/AXA Franklin Small Cap Value Core
Unit value	—	—	—	—	—	$108.37	$98.12	$64.76	$82.29	$101.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	2	3
EQ/BlackRock Basic Value Equity
Unit value	$131.84	$108.89	$141.57	$155.12	$158.27	$189.64	$194.62	$122.36	$157.97	$175.79
Number of units outstanding (000’s)	—	—	3	1	4	4	12	12	22	40
EQ/BlackRock International Value
Unit value	—	$76.66	$97.27	$117.26	$128.80	$160.43	$175.18	$98.96	$127.74	$134.27
Number of units outstanding (000’s)	—	—	5	—	10	14	20	21	36	49
EQ/Boston Advisors Equity Income
Unit value	—	—	—	$107.08	$112.64	$129.46	$133.03	$89.25	$98.66	$113.13
Number of units outstanding (000’s)	—	—	—	—	1	1	2	3	8	13
EQ/Calvert Socially Responsible
Unit value	$87.65	$63.89	$81.01	$83.16	$89.61	$93.45	$103.84	$56.37	$73.12	$81.53
Number of units outstanding (000’s)	—	—	1	—	2	3	3	4	4	5
EQ/Capital Guardian Growth
Unit value	—	$54.67	$67.15	$70.23	$73.16	$77.86	$81.39	$48.06	$63.56	$71.14
Number of units outstanding (000’s)	—	—	1	—	1	1	1	3	7	10
EQ/Common Stock Index
Unit value	—	—	—	—	$206.24	$226.80	$233.16	$130.18	$165.98	$191.06
Number of units outstanding (000’s)	—	—	—	—	65	65	67	57	62	63
EQ/Core Bond Index
Unit value	—	$107.54	$110.17	$113.65	$115.13	$118.73	$121.31	$109.47	$111.40	$116.78
Number of units outstanding (000’s)	—	—	1	—	3	4	6	7	13	16
EQ/Davis New York Venture
Unit value	—	—	—	—	—	—	$97.21	$58.56	$77.00	$85.28
Number of units outstanding (000’s)	—	—	—	—	—	—	1	3	6	7
EQ/Equity 500 Index
Unit value	—	—	—	—	$197.59	$225.93	$235.57	$146.69	$183.42	$208.43
Number of units outstanding (000’s)	—	—	—	—	23	26	28	27	42	54

I-2	Appendix I: Condensed financial information

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. (continued)

	For the years ended December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/Equity Growth PLUS
Unit value	$105.94	$92.92	$120.75	$132.24	$145.08	$157.18	$177.63	$105.11	$133.13	$152.06
Number of units outstanding (000’s)	—	—	3	1	11	16	21	29	41	49
EQ/Franklin Core Balanced
Unit value	—	—	—	—	—	$104.43	$105.62	$71.38	$92.33	$101.84
Number of units outstanding (000’s)	—	—	—	—	—	—	7	6	8	12
EQ/Franklin Templeton Allocation
Unit value	—	—	—	—	—	—	$95.43	$59.69	$75.98	$83.12
Number of units outstanding (000’s)	—	—	—	—	—	—	1	3	6	8
EQ/GAMCO Small Company Value
Unit value	—	—	—	$113.34	$117.17	$137.99	$149.46	$102.70	$143.97	$189.25
Number of units outstanding (000’s)	—	—	—	—	1	2	5	8	18	37
EQ/Global Bond PLUS
Unit value	—	—	—	—	$97.60	$100.03	$108.35	$114.34	$115.54	$121.72
Number of units outstanding (000’s)	—	—	—	—	—	—	1	5	7	12
EQ/Global Multi-Sector Equity
Unit value	$111.05	$103.54	$160.00	$196.10	$258.05	$295.50	$415.87	$175.77	$261.39	$288.71
Number of units outstanding (000’s)	—	—	1	—	2	6	9	9	13	21
EQ/Intermediate Government Bond Index
Unit value	—	—	—	—	$151.99	$155.73	$165.32	$170.15	$165.19	$171.04
Number of units outstanding (000’s)	—	—	—	—	3	3	3	3	3	3
EQ/International Core PLUS
Unit value	—	$68.67	$90.25	$101.61	$117.94	$139.38	$159.14	$86.97	$116.64	$126.25
Number of units outstanding (000’s)	—	—	1	—	4	5	5	6	10	23
EQ/International Growth
Unit value	—	—	—	—	—	—	—	—	—	$151.63
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	16
EQ/JPMorgan Value Opportunities
Unit value	$96.20	$77.17	$96.98	$106.52	$109.75	$130.93	$128.17	$76.49	$100.30	$111.64
Number of units outstanding (000’s)	—	—	1	—	1	1	—	—	1	1
EQ/Large Cap Core PLUS
Unit value	$85.75	$67.12	$81.18	$89.62	$95.21	$106.56	$109.70	$68.05	$85.32	$96.54
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	3	5
EQ/Large Cap Growth Index
Unit value	$70.28	$48.46	$59.16	$63.54	$72.38	$71.34	$80.58	$50.89	$68.69	$78.93
Number of units outstanding (000’s)	—	—	3	1	4	6	9	9	11	14
EQ/Large Cap Growth PLUS
Unit value	$87.46	$56.92	$72.94	$81.41	$87.96	$104.93	$120.23	$73.59	$98.35	$111.55
Number of units outstanding (000’s)	—	4	4	—	5	26	26	24	23	24

Appendix I: Condensed financial information	I-3

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. (continued)

	For the years ended December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/Large Cap Value Index
Unit value	—	—	—	—	—	—	—	—	—	$60.50
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	6
EQ/Large Cap Value PLUS
Unit value	$95.39	$81.63	$104.15	$117.09	$122.34	$147.18	$139.36	$78.71	$94.08	$105.27
Number of units outstanding (000’s)	—	—	5	1	13	18	72	61	63	66
EQ/Lord Abbett Growth and Income
Unit value	—	—	—	—	$106.30	$123.48	$126.61	$79.59	$93.16	$108.46
Number of units outstanding (000’s)	—	—	—	—	—	1	1	5	8	8
EQ/Lord Abbett Large Cap Core
Unit value	—	—	—	—	—	—	—	—	—	$124.69
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	4
EQ/Mid Cap Index
Unit value	$85.92	$69.42	$98.80	$113.60	$119.75	$132.35	$141.69	$71.21	$96.16	$119.83
Number of units outstanding (000’s)	—	—	4	1	15	19	24	25	43	54
EQ/Mid Cap Value PLUS
Unit value	$111.62	$94.35	$124.60	$145.52	$160.54	$144.61	$141.01	$84.45	$113.69	$137.98
Number of units outstanding (000’s)	—	—	3	1	5	16	19	14	31	36
EQ/Money Market
Unit value	$114.06	$114.42	$114.04	$113.89	$130.47	$135.41	$140.86	$142.90	$142.03	$140.88
Number of units outstanding (000’s)	—	—	—	2	1	19	26	27	25	23
EQ/Montag & Caldwell Growth
Unit value	—	—	—	$104.76	$109.43	$117.07	$140.16	$93.21	$119.84	$128.52
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	2	5
EQ/Morgan Stanley Mid Cap Growth
Unit value	—	—	—	—	$124.11	$134.38	$163.01	$85.09	$132.45	$173.65
Number of units outstanding (000’s)	—	—	—	—	—	1	3	4	11	27
EQ/Mutual Large Cap Equity
Unit value	—	—	—	—	—	$107.25	$108.03	$66.27	$82.17	$91.15
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	2	6
EQ/Oppenheimer Global
Unit value	—	—	—	—	—	$111.10	$116.38	$68.34	$93.87	$107.16
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	2	6
EQ/PIMCO Ultra Short Bond
Unit value	—	—	—	—	$99.64	$99.13	$109.51	$104.14	$111.46	$111.38
Number of units outstanding (000’s)	—	—	—	—	—	4	7	15	20	28
EQ/Quality Bond PLUS
Unit value	—	—	—	—	$164.70	$169.90	$176.45	$163.80	$172.52	$182.03
Number of units outstanding (000’s)	—	—	—	—	5	4	6	4	8	9
EQ/Small Company Index
Unit value	—	$81.92	$118.42	$138.09	$142.68	$166.44	$161.92	$105.69	$132.11	$164.72
Number of units outstanding (000’s)	—	—	1	—	5	6	7	8	19	26

I-4	Appendix I: Condensed financial information

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. (continued)

	For the years ended December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/T.Rowe Price Growth Stock
Unit value	—	—	—	$111.33	$114.73	$109.14	$115.97	$66.42	$93.88	$108.29
Number of units outstanding (000’s)	—	—	—	—	—	—	4	4	10	27
EQ/Templeton Global Equity
Unit value	—	—	—	—	—	$107.73	$108.98	$63.91	$82.36	$88.15
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	3	7
EQ/Van Kampen Comstock
Unit value	—	—	—	—	$104.60	$120.15	$116.08	$72.53	$92.30	$105.39
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	2	4
Fidelity® VIP Contrafund® Portfolio
Unit value	—	—	—	—	—	—	—	—	—	$117.74
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	1
Fidelity® VIP Equity-Income Portfolio
Unit value	—	—	—	—	—	—	—	—	—	$102.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	—	$112.63
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund
Unit value	—	—	—	—	—	—	—	—	—	$107.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Financial Services Fund
Unit value	—	—	—	—	—	—	—	—	—	$93.81
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Fund
Unit value	—	—	—	—	—	—	—	—	—	$110.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund
Unit value	—	—	—	—	—	—	—	—	—	$109.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Unit value	—	—	—	—	—	—	—	—	—	$114.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Unit value	—	—	—	—	—	—	—	—	—	$124.50
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Ivy Funds VIP Energy
Unit value	—	—	—	—	—	—	—	—	—	$128.73
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Ivy Funds VIP High Income
Unit value	—	—	—	—	—	—	—	—	—	$106.38
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Appendix I: Condensed financial information	I-5

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. (continued)

	For the years ended December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
Ivy Funds VIP Small Cap Growth
Unit value	—	—	—	—	—	—	—	—	—	$112.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Lazard Retirement Emerging Markets Equity Portfolio
Unit value	—	—	—	—	—	—	—	—	—	$113.56
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	2
MFS® International Value Portfolio
Unit value	—	—	—	—	—	—	—	—	—	$111.32
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	1
MFS® Investors Growth Stock Series
Unit value	—	—	—	—	—	—	—	—	—	$119.07
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series
Unit value	—	—	—	—	—	—	—	—	—	$115.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Technology Portfolio
Unit value	—	—	—	—	—	—	—	—	—	$119.21
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series
Unit value	—	—	—	—	—	—	—	—	—	$110.95
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Aggressive Equity
Unit value	—	—	—	—	—	—	—	—	$53.16	$62.06
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	19	19
Multimanager Core Bond
Unit value	—	$107.20	$110.22	$113.47	$114.42	$117.67	$123.90	$125.82	$135.05	$142.14
Number of units outstanding (000’s)	—	—	1	1	2	2	3	3	6	10
Multimanager International Equity
Unit value	—	$78.42	$104.39	$121.98	$139.55	$173.31	$193.09	$100.97	$130.00	$137.79
Number of units outstanding (000’s)	—	—	1	1	2	4	5	7	8	12
Multimanager Large Cap Value
Unit value	—	$79.44	$103.20	$117.02	$124.20	$146.87	$150.84	$93.50	$113.84	$127.65
Number of units outstanding (000’s)	—	—	—	—	2	2	3	4	4	4
Multimanager Mid Cap Growth
Unit value	—	$62.27	$86.54	$95.83	$102.93	$111.81	$123.99	$69.33	$97.40	$122.48
Number of units outstanding (000’s)	—	—	1	—	3	3	4	4	4	6
Multimanager Mid Cap Value
Unit value	—	$74.03	$103.15	$117.75	$125.26	$142.42	$141.27	$89.64	$128.24	$158.75
Number of units outstanding (000’s)	—	—	1	—	2	2	3	3	5	7
Multimanager Multi-Sector Bond
Unit value	—	—	—	—	$144.66	$157.99	$161.88	$123.02	$134.01	$141.96
Number of units outstanding (000’s)	—	—	—	—	4	4	5	4	5	8

I-6	Appendix I: Condensed financial information

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. (continued)

	For the years ended December 31,
	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
Multimanager Small Cap Growth
Unit value	—	—	—	$114.70	$122.18	$133.44	$137.10	$78.65	$104.86	$132.65
Number of units outstanding (000’s)	—	—	—	—	1	1	3	2	3	4
Multimanager Small Cap Value
Unit value	—	$114.07	$155.30	$180.23	$186.98	$215.15	$192.22	$118.36	$148.28	$182.96
Number of units outstanding (000’s)	—	—	2	1	9	10	13	12	12	13
Multimanager Technology
Unit value	—	$56.89	$88.87	$92.46	$101.96	$108.42	$127.01	$66.61	$104.59	$122.00
Number of units outstanding (000’s)	—	—	1	—	6	6	6	5	7	10
Oppenheimer Main Street Fund®/VA
Unit value	—	—	—	—	—	—	—	—	—	$106.64
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Unit value	—	—	—	—	—	—	—	—	—	$123.43
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Target 2015 Allocation
Unit value	—	—	—	—	—	$108.47	$115.27	$79.42	$94.68	$103.90
Number of units outstanding (000’s)	—	—	—	—	—	—	1	3	6	14
Target 2025 Allocation
Unit value	—	—	—	—	—	$109.42	$116.42	$74.97	$91.54	$101.54
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	5	15
Target 2035 Allocation
Unit value	—	—	—	—	—	$110.31	$117.39	$72.08	$89.69	$100.20
Number of units outstanding (000’s)	—	—	—	—	—	—	1	2	4	11
Target 2045 Allocation
Unit value	—	—	—	—	—	$111.10	$118.69	$69.01	$87.37	$98.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	4	7
Templeton Global Bond Securities Fund
Unit value	—	—	—	—	—	—	—	—	—	$104.51
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Appendix I: Condensed financial information	I-7

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
All Asset Allocation
Unit value	—	—	—	—	—	—	—	$104.73	$119.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value Fund
Unit value	—	—	—	—	—	—	—	—	$106.35
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Aggressive Allocation
Unit value	—	$109.38	$121.67	$130.82	$153.46	$162.11	$98.08	$124.22	$139.76
Number of units outstanding (000’s)	—	—	—	—	—	—	1	2	2
AXA Conservative Allocation
Unit value	—	$102.37	$108.00	$110.08	$116.51	$122.65	$108.60	$118.67	$126.66
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Conservative-Plus Allocation
Unit value	—	$104.36	$111.89	$114.94	$124.39	$130.56	$104.67	$119.17	$129.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Moderate Allocation
Unit value	—	—	—	—	$103.11	$109.30	$82.34	$96.11	$105.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Moderate-Plus Allocation
Unit value	—	$108.19	$120.23	$127.61	$145.39	$153.90	$104.47	$126.77	$140.71
Number of units outstanding (000’s)	—	—	—	—	—	—	3	5	5
AXA Tactical Manager 400-I
Unit value	—	—	—	—	—	—	—	—	$106.56
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Tactical Manager 500-I
Unit value	—	—	—	—	—	—	—	—	$103.64
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Tactical Manager 2000-I
Unit value	—	—	—	—	—	—	—	—	$105.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
AXA Tactical Manager International-I
Unit value	—	—	—	—	—	—	—	—	$104.68
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/AllianceBernstein International
Unit value	—	—	—	—	$105.97	$118.10	$58.05	$73.60	$77.24
Number of units outstanding (000’s)	—	—	—	—	—	1	1	—	—
EQ/AllianceBernstein Small Cap Growth
Unit value	—	—	—	—	$103.84	$120.87	$66.73	$90.30	$120.02
Number of units outstanding (000’s)	—	—	—	—	—	1	—	—	—

I-8	Appendix I: Condensed financial information

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. (continued)

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/AXA Franklin Small Cap Value Core
Unit value	—	—	—	—	$108.50	$98.64	$65.36	$83.39	$103.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/BlackRock Basic Value Equity
Unit value	$88.81	$115.93	$127.54	$130.65	$157.18	$158.23	$99.88	$129.48	$144.66
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/BlackRock International Value
Unit value	$62.51	$79.64	$96.39	$106.30	$132.94	$145.75	$82.67	$107.14	$113.07
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Boston Advisors Equity Income
Unit value	—	—	$107.17	$113.20	$130.62	$134.77	$90.78	$100.76	$116.00
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1
EQ/Calvert Socially Responsible
Unit value	$57.22	$72.85	$75.08	$81.24	$85.06	$94.90	$51.72	$67.36	$75.42
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Capital Guardian Growth
Unit value	$47.88	$59.05	$62.01	$64.85	$69.30	$72.73	$43.13	$57.26	$64.34
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Common Stock Index
Unit value	—	—	—	—	$104.17	$107.52	$60.28	$77.16	$89.18
Number of units outstanding (000’s)	—	—	—	—	—	2	1	1	1
EQ/Core Bond Index
Unit value	$108.01	$111.09	$115.07	$117.03	$121.18	$124.31	$112.63	$115.08	$121.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Davis New York Venture
Unit value	—	—	—	—	—	$97.46	$58.95	$77.82	$86.53
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Equity 500 Index
Unit value	—	—	—	—	$103.22	$108.06	$67.56	$84.82	$96.77
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Equity Growth PLUS
Unit value	$93.38	$121.84	$133.98	$147.58	$160.53	$182.16	$108.22	$137.63	$157.83
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	1
EQ/Franklin Core Balanced
Unit value	—	—	—	—	$104.56	$106.18	$72.05	$93.57	$103.63
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Franklin Templeton Allocation
Unit value	—	—	—	—	—	$95.67	$60.08	$76.79	$84.35
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—

Appendix I: Condensed financial information	I-9

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. (continued)

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/GAMCO Small Company Value
Unit value	—	—	$113.44	$117.75	$139.23	$151.41	$104.46	$147.03	$194.05
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	2
EQ/Global Bond PLUS
Unit value	—	—	—	$97.69	$100.53	$109.34	$115.84	$117.53	$124.32
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Global Multi-Sector Equity
Unit value	$70.62	$109.56	$134.82	$178.13	$242.92	$343.25	$145.67	$217.50	$241.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1
EQ/Intermediate Government Bond Index
Unit value	—	—	—	—	$100.44	$107.06	$110.63	$107.84	$112.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/International Core PLUS
Unit value	$61.65	$81.36	$91.97	$107.18	$127.17	$145.80	$80.00	$107.72	$117.07
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	—
EQ/International Growth
Unit value	—	—	—	—	—	—	—	—	$155.13
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/JPMorgan Value Opportunities
Unit value	$78.07	$98.51	$108.69	$112.39	$134.61	$132.31	$79.29	$104.38	$116.66
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Large Cap Core PLUS
Unit value	$64.03	$77.76	$86.19	$91.93	$103.30	$106.78	$66.51	$83.72	$95.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Large Cap Growth Index
Unit value	$44.22	$54.21	$58.46	$66.85	$66.16	$75.03	$47.58	$64.48	$74.39
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	1
EQ/Large Cap Growth PLUS
Unit value	$35.99	$46.31	$51.89	$56.29	$60.37	$69.45	$42.68	$57.27	$65.22
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1
EQ/Large Cap Value Index
Unit value	—	—	—	—	—	—	—	—	$61.79
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Large Cap Value PLUS
Unit value	$89.18	$114.24	$128.95	$135.28	$163.40	$155.34	$88.09	$105.72	$118.77
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Lord Abbett Growth and Income
Unit value	—	—	—	$105.59	$124.31	$127.98	$80.78	$94.93	$110.97
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—

I-10	Appendix I: Condensed financial information

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. (continued)

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/Lord Abbett Large Cap Core
Unit value	—	—	—	—	—	—	—	—	$127.57
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Mid Cap Index
Unit value	$71.73	$102.49	$118.33	$125.23	$138.97	$149.37	$75.38	$102.20	$127.87
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1
EQ/Mid Cap Value PLUS
Unit value	$95.25	$126.30	$148.09	$164.04	$183.59	$179.75	$108.09	$146.11	$178.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1
EQ/Money Market
Unit value	—	—	—	—	$100.76	$105.25	$107.20	$106.97	$106.54
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Montag & Caldwell Growth
Unit value	—	—	$104.85	$109.97	$118.12	$141.99	$94.81	$122.39	$131.79
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Morgan Stanley Mid Cap Growth
Unit value	—	—	—	$124.44	$135.28	$164.77	$86.36	$134.96	$177.66
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1
EQ/Mutual Large Cap Equity
Unit value	—	—	—	—	$107.38	$108.61	$66.89	$83.28	$92.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Oppenheimer Global
Unit value	—	—	—	—	$111.23	$116.99	$68.98	$95.14	$109.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/PIMCO Ultra Short Bond
Unit value	—	—	—	$99.91	$99.80	$110.69	$105.68	$113.57	$113.96
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Quality Bond PLUS
Unit value	—	—	—	—	$100.81	$105.12	$97.98	$103.61	$109.76
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Small Company Index
Unit value	$82.28	$119.41	$139.82	$145.04	$169.88	$165.93	$108.75	$136.48	$170.86
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/T.Rowe Price Growth Stock
Unit value	—	—	$111.43	$115.29	$110.11	$117.48	$67.56	$95.88	$111.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
EQ/Templeton Global Equity
Unit value	—	—	—	—	$107.79	$109.56	$64.51	$83.47	$89.69
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—

Appendix I: Condensed financial information	I-11

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. (continued)

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
EQ/Van Kampen Comstock
Unit value	—	—	—	$104.88	$120.95	$117.33	$73.61	$94.05	$107.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio
Unit value	—	—	—	—	—	—	—	—	$106.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Equity-Income Portfolio
Unit value	—	—	—	—	—	—	—	—	$103.18
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$112.95
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund
Unit value	—	—	—	—	—	—	—	—	$108.10
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Invesco V.I. Financial Services Fund
Unit value	—	—	—	—	—	—	—	—	$94.07
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Fund
Unit value	—	—	—	—	—	—	—	—	$109.52
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	0
Invesco V.I. International Growth Fund
Unit value	—	—	—	—	—	—	—	—	$110.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Unit value	—	—	—	—	—	—	—	—	$104.77
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Unit value	—	—	—	—	—	—	—	—	$109.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Ivy Funds VIP Energy
Unit value	—	—	—	—	—	—	—	—	$128.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Ivy Funds VIP High Income
Unit value	—	—	—	—	—	—	—	—	$106.52
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Ivy Funds VIP Small Cap Growth
Unit value	—	—	—	—	—	—	—	—	$113.13
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—

I-12	Appendix I: Condensed financial information

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. (continued)

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
Lazard Retirement Emerging Markets Equity Portfolio
Unit value	—	—	—	—	—	—	—	—	$113.71
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
MFS® International Value Portfolio
Unit value	—	—	—	—	—	—	—	—	$111.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series
Unit value	—	—	—	—	—	—	—	—	$119.23
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series
Unit value	—	—	—	—	—	—	—	—	$115.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
MFS® Technology Portfolio
Unit value	—	—	—	—	—	—	—	—	$119.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
MFS® Utilities Series
Unit value	—	—	—	—	—	—	—	—	$111.10
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Aggressive Equity
Unit value	$79.66	$101.56	$113.31	$120.59	$126.14	$136.76	$99.59	$64.15	$99.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Core Bond
Unit value	$107.64	$111.11	$114.85	$116.28	$120.06	$126.94	$129.41	$139.47	$147.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager International Equity
Unit value	$78.74	$105.24	$123.46	$141.82	$176.83	$197.82	$103.86	$134.26	$142.88
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Large Cap Value
Unit value	$79.76	$104.03	$118.45	$126.22	$149.85	$154.53	$96.17	$117.57	$132.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Mid Cap Growth
Unit value	$62.53	$87.24	$96.99	$104.60	$114.09	$127.03	$71.31	$100.60	$127.00
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Mid Cap Value
Unit value	$74.33	$103.99	$119.18	$127.30	$145.32	$144.72	$92.21	$132.45	$164.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Multi-Sector Bond
Unit value			—	—	$102.63	$105.59	$80.57	$88.11	$93.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—

Appendix I: Condensed financial information	I-13

The unit values and numbers of units outstanding shown below as of December 31, 2011, are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. (continued)

	For the years ended December 31,
	2002	2003	2004	2005	2006	2007	2008	2009	2010
Multimanager Small Cap Growth
Unit value	—	—	$114.80	$122.78	$134.64	$138.89	$80.00	$107.09	$136.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Multimanager Small Cap Value
Unit value	$108.77	$148.68	$173.24	$180.45	$208.48	$187.01	$115.62	$145.43	$180.17
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1
Multimanager Technology
Unit value	$57.12	$89.59	$93.59	$103.61	$110.62	$130.12	$68.52	$108.02	$126.51
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1
Oppenheimer Main Street Fund®/VA
Unit value	—	—	—	—	—	—	—	—	$106.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Unit value	—	—	—	—	—	—	—	—	$123.78
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Target 2015 Allocation
Unit value	—	—	—	—	$108.60	$115.88	$80.16	$95.96	$105.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Target 2025 Allocation
Unit value	—	—	—	—	$109.56	$117.04	$75.68	$92.77	$103.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Target 2035 Allocation
Unit value	—	—	—	—	$110.45	$118.01	$72.76	$90.90	$101.96
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Target 2045 Allocation
Unit value	—	—	—	—	$111.24	$119.32	$69.65	$88.55	$99.81
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—
Templeton Global Bond Securities Fund
Unit value	—	—	—	—	—	—	—	—	$104.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—

I-14	Appendix I: Condensed financial information

Appendix II: Death benefit example

If you do not elect the enhanced death benefit, the death benefit is equal to (i) your account value, or (ii) the standard death benefit, less any outstanding loan balance (including any accrued, but unpaid loan interest). The standard death benefit is equal to your total contributions, adjusted for withdrawals, including any withdrawal charges and taxes that may apply. If you elect the enhanced death benefit, the death benefit is equal to (i) the account value, or (ii) the enhanced death benefit as of the date of your death, whichever provides the highest amount.

Please see “Death benefit” under “Contract features and benefits” earlier in this prospectus for more detailed information.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no loans or withdrawals, the death benefit for a participant age 45 would be calculated as follows:

End of participation year	Account Value(1)	Contribution	Enhanced death benefit
1	$105,000(2)	$100,000	$100,000
2	$115,500(2)		$100,000
3	$129,360(2)		$129,360(2)
4	$103,488		$129,360(3)
5	$113,837		$129,360(3)
6	$127,497		$129,360(3)
7	$127,497		$129,360(3)
8	$133,872(2)		$129,360
9	$147,259		$147,259(4)

The account values for participation years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00%, 0.00%, 5.00% and 10.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1)	If the enhanced death benefit was not elected, the death benefit on each participation date anniversary would be equal to the account value, since it is higher than the contribution.

(2)	If the enhanced death benefit was elected, at the end of participation years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in participation year 3, the enhanced death benefit is increased to equal the account value.

(3)	At the end of participation years 4, 5, 6 and 7, the death benefit would be equal to the enhanced death benefit since it is higher than the account value. Also, at the end of participation year 6, no adjustment would be made to the enhanced death benefit, since the enhanced death benefit is higher than the account value.

(4)	At the end of participation year 9, the enhanced death benefit would be increased to the account value, since the account value on the participation date anniversary is higher than the current enhanced death benefit.

Appendix II: Death benefit example	II-1

Appendix III: State contract availability and/or variations of certain features and benefits

States where certain EQUI-VEST® Strategies (Series 901) features and/or benefits are not available or vary:

State	Features and Benefits	Contract type	Availability or Variation
California	See “Your right to cancel within a certain number of Days” in “Contract features and benefits”	All contract types

If you reside in the state of California and you are age 60 or older at the time the certificate is issued, you may return your variable annuity certificate within 30 days from the date you receive it and receive a refund as described below:

If you allocate your entire initial contribution to the EQ/Money Market option (and/or guaranteed interest option), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option), your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

	See “Withdrawal charge” in the “Charges under the contracts” section under “Charges and expenses”	All contract types	Waiver (14) is not available.
Florida	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	All contract types	If you reside in the state of Florida and you are age 65 or older at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract.

If you reside in the state of Florida and you are age 64 or younger at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 14 days from the date that you receive it. You will receive an unconditional refund equal to your contributions, including any contract fees or charges.
	See “Withdrawal charge” in “Charges and expenses”	All contract types	If you are age 65 or older at the time your contract is issued, the applicable withdrawal charge will not exceed 10% of the amount withdrawn. In addition, no charge will apply after the end of the 10th contract year or 10 years after a contribution is made, whichever is later.

III-1	Appendix III: State contract availability and/or variations of certain features and benefits

State	Features and Benefits	Contract type	Availability or Variation

Illinois	Notice to all Illinois contract owners	All contract types	Illinois law provides that a spouse in a civil union and a spouse in a marriage are to be treated identically. For purposes of your contract, when we use the term ‘‘married’’, we include ‘‘parties to a civil union’’ and when we use the word ‘‘spouse’’ we include ‘‘parties to a civil union’’. While civil union spouses are afforded the same rights as married spouses under Illinois law, tax-related advantages such as spousal continuation are derived from federal tax law. Illinois’ Civil Union Law does not and cannot alter federal law. The federal Defense of Marriage Act excludes civil unions and civil union partners from the meaning of the word ‘‘marriage’’ or ‘‘spouse’’ in all federal laws. Therefore, a civil union spouse does not qualify for the same tax advantages provided to a married spouse under federal law, including the tax benefits afforded to the surviving spouse of an owner of an annuity.
Massachusetts	See “Annual administrative charge” in the “Charges under the contracts” section under “Charges and expenses”	All contract types	The annual administrative charge will not be deducted from amounts allocated to the guaranteed interest option.

	See “Withdrawal charge” in the “Charges under the contracts” section under “Charges and expenses”		Waivers (12), (13), and (14) are not available.
New Hampshire	See “Withdrawal charge” in the “Charges under the contracts” section under “Charges and expenses”	All contract types

Waiver (14) regarding the definition of a nursing home is changed to: A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or qualified to receive approval of Medicare benefits, or (b) operated pursuant to law as a skilled nursing care service. The second bulleted item under Waiver (14) in this section is revised as follows:

•    it provides continuous room and board

New York	See “Your annuity payout options” under “Accessing your money”	TSA 403(b) contracts	The fixed life annuity and Variable Immediate Annuity pay- out options are not available.
	See “Selecting an annuity payout option” in the “Accessing your money” section.	TSA 403(b) contracts

The maximum maturity date is the contract date anniversary that follows the annuitant’s 90th birthday.

In the fifth paragraph in this section, the second line in the paragraph “(1) the amount applied to purchase the annuity;” is deleted in its entirety and \replaced with the following:

(1) The amount applied to provide the annuity will be: (a) the account value for any life annuity form or (b) the cash value for any period certain annuity form except that, if the period certain is more than five years, the amount applied will be no less than 95% of the account value.
	See “Charge for third-party transfer or exchange” in the “Charges and expenses” section.	TSA 403(b) contracts	The charge for third-party transfer or exchange will not be deducted from amounts allocated to the guaranteed interest option.

Appendix III: State contract availability and/or variations of certain features and benefits	III-2

State	Features and Benefits	Contract type	Availability or Variation

New York (continued)	See “Annual administrative charge” in the “Charges under the contracts” section under “Charges and expenses”	TSA 403(b) contracts	The annual administrative charge will not be deducted from amounts allocated to the guaranteed interest option. The maximum charge for the annual administrative charge is $30.

	See “Charge for enhanced death benefit” in the “Charges under the contracts” section under “Charges and expenses”	TSA 403(b) contracts	The charge for the enhanced death benefit, if elected, will not be deducted from amounts allocated to the guaranteed interest option.

	See “Withdrawal charge” in the “Charges under the contracts” section under “Charges and expenses”	TSA 403(b) contracts	Waiver (12) is revised as follows: You have qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.
Written notice of claim must be given to us during your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Such proof must be furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is other- wise required.
North Dakota	See “Your right to cancel within a certain number of dates” in “Contract features and benefits”	All contract types	To exercise your cancellation right, you must return the certificate directly to our processing office within 20 days after you receive it.
Oregon	See “Selecting an annuity payout option” in the “Your annuity payout options” section under “Accessing your money”	All contract types	You can choose the date annuity payments are to begin, but it may not be prior to the date withdrawal charges no longer apply.

	See “Loans” in “Accessing your money”	All contract types	Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.

	See “Charge for third-party transfer or exchange” in the “Charges and expenses” section.	All contract types	The 3rd sentence in this paragraph is replaced with the following: The maximum charge is $25 per occurrence per participant.
Pennsylvania	See “Loans” under “Accessing your money”	All contract types	Taking a loan in excess of Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.

III-3	Appendix III: State contract availability and/or variations of certain features and benefits

State	Features and Benefits	Contract type	Availability or Variation
Pennsylvania (continued)	See “Withdrawal charge” in the “Charges under the contracts” section under “Charges and expenses”	All contract types

The first sentence in Waiver (14) is replaced with the following:

You have been confined to a nursing home for up to a 90 day period (or such other period, if required in your state) as verified by a licensed physician. This 90-day period, also known as an “elimination period” may be satisfied by confinement in one or more nursing home facilities, subject to the terms and conditions of this contract. A new elimination period will be applied only if more than six months have elapsed since the previous confinement or if the confinement is due to a new or non-related cause.

Rhode Island	See “Your right to cancel within a certain number of dates” in “Contract features and benefits”	All contract types	To exercise your cancellation right, you must return the certificate directly to our processing office within 20 days after you receive it.
Texas	See “Separate account annual expenses” and “Portfolio operating expenses expressed as an annual percentage of daily net assets” in the “Fee table”	For TSA participants who are employees of Texas public higher education and participate in the Texas Optional Retirement Program (ORP)	Total Separate Account annual expenses and total annual expenses of the Trusts when added together are not permitted to exceed 2.75%.
	See “How you can purchase and contribute to your contract” in “Contract features and benefits”	TSA 403(b) Contracts	The $2,500,000 limitation on the sum of all contributions under all AXA Equitable annuity accumulating contracts with the same owner or annuitant does not apply.
	See “What are your investment options under the contract” in “Contract features and benefits”	For TSA participants who are employees of Texas public higher education and participate in the Texas Optional Retirement Program (ORP)	Unavailable variable investment options: The variable investment options that invest in portfolios of the unaffiliated trusts are not available.
	See “Guaranteed Withdrawal Benefit for Life (”GWBL”)” in “Contract features and benefits”	For TSA participants who are employees of Texas public higher education and participate in the Texas Optional Retirement Program (ORP)	The GWBL feature is not available.
	See “Withdrawing your account value” in “Accessing your money”	For TSA participants who are employees of Texas public higher education and participate in the Texas Optional Retirement Program (ORP)	For participants in a Texas Optional Retirement Program (ORP), Texas law permits withdrawals only after one of the following distributable events:
• separation from service from all Texas public higher education employment; or

• age 70 1/2.

	See “Annual Administrative charge” in the “Charges under the contracts” section under “Charges and expenses”	All contract types

To make a withdrawal, your employer must approve the request. If a distributable event occurs prior to your being vested, any amounts provided by an employer’s first-year matching contribution will be refunded to the employer. Loans and hardship withdrawals are not available.

The annual administrative charge will never be greater than $50.00 and will not be deducted from amounts allocated to the guaranteed interest option.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.

Appendix III: State contract availability and/or variations of certain features and benefits	III-4

State	Features and Benefits	Contract type	Availability or Variation
Texas (continued)	See “Loans” in “Accessing your money”	All contract types
Vermont	See “Loans” under “Accessing your money”	All contract types	Taking a loan in excess of Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.
Washington	See “Annual Administrative charge” in the “Charges under the contracts” section under “Charges and expenses”	All contract types	The annual administrative charge will not be deducted from amounts allocated to the guaranteed interest option.
	See “Withdrawal Charge” in the “Charges under the contract” section under “Charges and expenses”	All contract types	Waiver (12) is revised as follows: You have qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.
Written notice of claim must be given to us during your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Such proof must be furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is other- wise required.
Waiver (14) regarding the definition of a nursing home is deleted, and replaced with
“A nursing home for this purpose means any home, place, or institution which operates or maintains facilities providing convalescent or chronic care, or both, for a period in excess of twenty-four consecutive hours for three or more patients not related by blood or marriage to the operator, who by reasons of illness or infirmity, are unable to properly care for themselves and as further defined in RCW 18.51.010”

III-5	Appendix III: State contract availability and/or variations of certain features and benefits

Appendix IV: Contract variations

You should note that your contract’s options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the “Approximate Time Period” below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix III earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

Approximate Time Period	Feature/Benefit	Variation
Prior to October 25, 2011	Loans

For plans in existence prior to October 25, 2011, the “Loans” section in “Accessing your money” is deleted in its entirely and replaced with the following:

If the Plan permits, loans are available under a 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to federal income tax limits and are also subject to the limits of the Plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract or a contract issued under a governmental employer 457(b) EDC plan. Loans under tax-exempt employer EDC plans are not available. We do not permit loans under any contract when the required minimum distribution automatic withdrawal option has been elected.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or Plan Administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the Plan Administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the contract and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix III earlier in this prospectus for any state rules that may affect loans from a TSA or governmental employer EDC contract.

We permit only one loan to be outstanding at any time.

A loan will not be treated as a taxable distribution unless:

•    it exceeds limits of federal income tax rules; or

•    interest and principal are not paid when due; or

•    in some instances, service with the employer terminates.

Appendix IV: Contract variations	IV-1

Approximate Time Period	Feature/Benefit	Variation

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

Loan reserve account.  On the date your loan is processed, we will transfer to a “loan reserve account” an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the “loan reserve account rate” while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). You may not make any partial withdrawals or transfers among investment options or other transaction from the loan reserve account until after repayment of the principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.

The “loan reserve account rate” will equal the loan interest rate minus a maximum rate of 2%. This excess of the interest rate that we charge is also referred to as the “net loan interest charge.” See the “Fee table” earlier in this prospectus for more information. Loans are discussed further in “Tax information” earlier in this prospectus.

Loans and the GWBL.  If you activated the GWBL benefit by allocating amounts to the GWBL variable investment options and request a loan, you will be able to specify the investment options from which the loan will be taken. When taking a loan, you must deplete the Non-GWBL investment options before utilizing the GWBL variable investment options. If you do not specify investment options, the loan amount will be taken from your Non-GWBL account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the GWBL account value. If a loan is taken from your GWBL account value, this amount is allocated to the loan reserve account and your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.

All loan repayments will be applied to guaranteed interest option. Loan amounts repaid into the guaranteed interest option and subsequently transferred into the GWBL variable investment options will receive the GTWR. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus any unpaid loan interest that is due) as a deemed distribution and withdrawal from the contract. Loan defaults and withdrawals may have adverse tax consequences. See “Distributions from TSAs” in “Tax information” earlier in this prospectus.

If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated to the guaranteed interest option.

IV-2	Appendix IV: Contract variations

Statement of additional information

How to obtain an EQUI-VEST® Strategies (Series 901) Statement of Additional Information for Separate Account A

Call (800) 628-6673 or send this request form to:
EQUI-VEST®
Employer Sponsored Programs
Processing Office
AXA Equitable
P.O. Box 4956
Syracuse, NY 13221-4956

Please send me an EQUI-VEST® Strategies (Series 901) Statement of Additional Information dated May 1, 2012
Name
Address
City	State	Zip

235423

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a)     The following Financial Statements are included in Part B of the Registration Statement:

                 The financial statements of AXA Equitable Life Insurance
         Company and Separate Account A are included in the Statements of
         Additional Information.

         (b)     Exhibits.

                 The following exhibits correspond to those required by
                 paragraph (b) of Item 24 as to exhibits in Form N-4:

         1.      (a)        Resolutions of the Board of Directors of The
                            Equitable Life Assurance Society of the United
                            States ("Equitable") authorizing the
                            establishment of the Registrant, previously filed
                            with Registration Statement No. 2-30070 on
                            October 27, 1987, refiled electronically on
                            July 10, 1998, and incorporated herein by
                            reference.

                 (b)        Resolutions of the Board of Directors of
                            Equitable dated October 16, 1986 authorizing the
                            reorganization of Separate Accounts A, C, D, E, J
                            and K into one continuing separate account,
                            previously filed with Registration Statement
                            No. 2-30070 on April 24, 1995, refiled
                            electronically on July 10, 1998, and incorporated
                            herein by reference.

         2.      Not applicable.

         3.      (a)        Sales Agreement among Equitable, Separate Account
                            A and Equitable Variable Life Insurance Company,
                            as principal underwriter for the Hudson River
                            Trust, previously filed with Registration
                            Statement No. 2-30070 on April 24, 1995, refiled
                            electronically on July 10, 1998, and incorporated
                            herein by reference.

                 (b)        Sales Agreement, dated as of July 22, 1992, among
                            Equitable, Separate Account A and Equitable
                            Variable Life Insurance Company, as principal
                            underwriter for the Hudson River Trust,
                            previously filed with Registration Statement
                            No. 2-30070 on April 26, 1993, refiled
                            electronically on July 10, 1998, and incorporated
                            herein by reference.

                                      C-1

                 (c)       Distribution and Servicing Agreement among Equico
                           Securities, Inc. (now AXA Advisors LLC),
                           Equitable and Equitable Variable Life Insurance
                           Company, dated as of May 1, 1994, previously
                           filed with Registration Statement No. 2-30070 on
                           February 14, 1995, refiled electronically on
                           July 10, 1998, and incorporated herein by
                           reference.

                 (d)       Distribution Agreement dated as of January 1,
                           1995 by and between The Hudson River Trust and
                           Equico Securities, Inc. (now AXA Advisors LLC),
                           previously filed with Registration Statement
                           No. 2-30070 on April 24, 1995, refiled
                           electronically on July 10, 1998, and incorporated
                           herein by reference.

                 (e)       Sales Agreement, dated as of January 1, 1995, by
                           and among Equico Securities, Inc. (now AXA
                           Advisors LLC), Equitable, Separate Account A,
                           Separate Account No. 301 and Separate Account
                           No. 51, previously filed with Registration
                           Statement No. 2-30070 on April 24, 1995, refiled
                           electronically on July 10, 1998, and incorporated
                           herein by reference.

                 (f)       Distribution Agreement for services by The
                           Equitable Life Assurance Society of the United
                           States to AXA Network, LLC and its subsidiaries
                           dated January 1, 2000, previously filed with
                           Registration Statement File No. 2-30070 on
                           April 25, 2001, and incorporated herein by
                           reference.

                 (g)       Distribution Agreement for services by AXA
                           Network LLC and its subsidiaries to The Equitable
                           Life Assurance Society of the United States dated
                           January 1, 2000, previously filed with
                           Registration Statement File No. 2-30070 on
                           April 25, 2001, and incorporated herein by
                           reference.

                 (h)       General Agent Sales Agreement dated January 1,
                           2000, between The Equitable Life Assurance
                           Society of the United States and AXA Network, LLC
                           and its subsidiaries, previously filed with
                           Registration Statement No. 2-30070 on April 19,
                           2004, and incorporated herein by reference.

                 (h)(i)    First Amendment to General Agent Sales Agreement
                           dated January 1, 2000, between The Equitable Life
                           Assurance Society of the United States and AXA
                           Network, LLC and its subsidiaries, previously
                           filed with Registration Statement No. 2-30070 on
                           April 19, 2004, and incorporated herein by
                           reference.

                 (h)(ii)   Second Amendment to General Agent Sales Agreement
                           dated January 1, 2000, between The Equitable Life
                           Assurance Society of the United States and AXA
                           Network, LLC and its subsidiaries, previously
                           filed with Registration Statement No. 2-30070 on
                           April 19, 2004, and incorporated herein by
                           reference.

                 (h)(iii)  Third Amendment to General Agent Sales Agreement
                           dated as of January 1, 2000 by and between The
                           Equitable Life Assurance Society of the United
                           States and AXA Network, LLC and its subsidiaries
                           incorporated herein by reference to Registration
                           Statement on Form N-4 (File No. 333-127445),
                           filed on August 11, 2005.

                 (h)(iv)   Fourth Amendment to General Agent Sales Agreement
                           dated as of January 1, 2000 by and between The
                           Equitable Life Assurance Society of the United
                           States and AXA Network, LLC and its subsidiaries
                           incorporated herein by reference to Registration
                           Statement on Form N-4 (File No. 333-127445),
                           filed on August 11, 2005.

                 (h)(v)    Fifth Amendment, dated as of November 1, 2006, to
                           General Agent Sales Agreement dated as of
                           January 1, 2000 by and between The Equitable Life
                           Assurance Society of the United States and AXA
                           Network, LLC and its subsidiaries incorporated
                           herein by reference to Exhibit 3. (p) to the
                           Registration Statement on Form N-4 (File
                           No. 2-30070), filed on April 24, 2007.

                 (h)(vi)   Sixth Amendment, dated as of February 15, 2008,
                           to General Agent Sales Agreement dated as of
                           January 1, 2000 by and between AXA Equitable Life
                           Insurance Company (formerly known as The
                           Equitable Life Assurance Society of the United
                           States) and AXA Network, LLC and its
                           subsidiaries, incorporated herein by reference to
                           Registration Statement on Form N-4 (File
                           No. 2-30070) to Exhibit 3(q), filed on April 20,
                           2009.

                 (h)(vii)  Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                           January 1, 2000 by and between AXA Equitable Life
                           Insurance Company (formerly known as The
                           Equitable Life Assurance Society of the United
                           States) and AXA Network, LLC and its
                           subsidiaries, incorporated herein by reference to
                           Registration Statement on Form N-4 (File
                           No. 2-30070) to Exhibit 3(r), filed on April 20,
                           2009.

                                      C-2

                (h)(viii)  Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of
                           January 1, 2000 by and between AXA Equitable Life
                           Insurance Company (formerly known as The
                           Equitable Life Assurance Society of the United
                           States) and AXA Network, LLC and its
                           subsidiaries, incorporated herein by reference to
                           Registration Statement on Form N-4 (File
                           No. 2-30070) to Exhibit 3(s), filed on April 20,
                           2009.

                (i)(i)     Distribution Agreement dated as of January 1,
                           1998 among The Equitable Life Assurance Society
                           of the United States (now AXA Equitable Life
                           Insurance Company ) for itself and as depositor
                           on behalf of certain Separate Accounts, and
                           Equitable Distributors, Inc. (now AXA
                           Distributors, LLC), incorporated herein by
                           reference to Exhibit 3(a) to the Registration
                           Statement on Form N-4 (File No. 333-64749), filed
                           on August 5, 2011.

                (i)(ii)    First Amendment dated January 1, 2001 to the
                           Distribution Agreement dated January 1, 1998
                           among The Equitable Life Assurance Society of the
                           United States for itself and a depositor on
                           behalf of the Equitable Life Separate Accounts
                           more particularly described in the Distribution
                           Agreement and Equitable Distributors, Inc.
                           incorporated herein by reference to Form N-4
                           (File No. 333-127445) on August 11, 2005.

                (j)        Form of Brokerage General Agent Sales Agreement
                           with Schedule and Amendment to Brokerage General
                           Agent Sales Agreement among [Brokerage General
                           Agent] and AXA Distributors, LLC, AXA
                           Distributors Insurance Agency, LLC, AXA
                           Distributors Insurance Agency of Alabama, LLC,
                           and AXA Distributors Insurance Agency of
                           Massachusetts, LLC, incorporated herein by
                           reference to Exhibit No. 3.(i) to Registration
                           Statement (File No. 333-05593) on Form N-4, filed
                           on April 20, 2005.

                (k)        Form of Wholesale Broker-Dealer Supervisory and
                           Sales Agreement among [Broker-Dealer] and AXA
                           Distributors, LLC, incorporated herein by
                           reference to Exhibit No. 3.(j) to Registration
                           Statement (File No. 333-05593) on Form N-4, filed
                           on April 20, 2005.

         4.     (a)        Form of Flexible Premium Deferred Annuity
                           Certificate (Policy Form 2004EDCCERT-B)
                           previously filed as an exhibit to this
                           Registration Statement on January 12, 2006, and
                           incorporated herein by reference.

                (b)        Form of Group Flexible Premium Combination Fixed
                           and Variable Deferred Annuity Certificate (Policy
                           Form 2004TSACERT-B) previously filed as an
                           exhibit to this Registration Statement on
                           January 12, 2006, and incorporated herein by
                           reference.

                                      C-3

                 (c)       Form of Group Flexible Premium Combination Fixed
                           and Variable Deferred Variable Annuity Contract
                           (Policy Form 2004TSAGAC) previously filed as an
                           exhibit to this Registration Statement on
                           January 12, 2006, and incorporated herein by
                           reference.

                 (d)       Form of Group Flexible Premium Deferred Variable
                           Annuity Contract (Policy Form 2004EDCGAC)
                           previously filed as an exhibit to this
                           Registration Statement on January 12, 2006, and
                           incorporated herein by reference.

                 (e)       Form of Group Flexible Premium Combination Fixed
                           and Variable Deferred Annuity Certificate (Policy
                           Form 2004TSACERT-A) previously filed as an
                           exhibit to this Registration Statement on
                           January 12, 2006, and incorporated herein by
                           reference.

                 (f)       Form of Flexible Premium Deferred Variable
                           Annuity Certificate (Policy Form 2004EDCCERT-A)
                           previously filed as an exhibit to this
                           Registration Statement on January 12, 2006, and
                           incorporated herein by reference.

                 (g)       Form of Group Flexible Premium Combination Fixed
                           and Variable Deferred Annuity Certificate (Form
                           No. 2008TSA901-A), previously filed with this
                           Registration Statement (File No. 333-130988) on
                           April 20, 2009.

                 (h)       Form of Group Flexible Premium Combination Fixed
                           and Variable Deferred Annuity Contract (Form No.
                           2008TSAGAC901), previously filed with this
                           Registration Statement (File No. 333-130988) on
                           April 20, 2009.

                 (i)       Form of Endorsement Applicable to Guaranteed
                           Interest Special Dollar Cost Averaging (Form No.
                           2008SDCA-EV-901), previously filed with this
                           Registration Statement (File No. 333-130988) on
                           April 20, 2009.

                 (j)       Form of Endorsement Applicable to the Structured
                           Investment Option (Form 2011SIO901-ENGAC)
                           previously filed with this Registration Statement
                           (File No. 333-130988) on April 25, 2011.

                 (k)       Form of Endorsement Applicable to the Structured
                           Investment Option (Form 2011SIO901A) previously
                           filed with this Registration Statement (File No.
                           333-130988) on April 25, 2011.

                 (l)       Form of Endorsement Applicable to the Structured
                           Investment Option (Form 2011SIO901B) previously
                           filed with this Registration Statement (File No.
                           333-130988) on April 25, 2011.

                                      C-4

          5.      (a)       Form of TSA 403(b) Group Annuity Contract
                            Application (Policy Form 2004/403(b)) previously
                            filed as an exhibit to this Registration Statement
                            on January 12, 2006, and incorporated herein by
                            reference.

                  (b)       Form of EDC (457) Group Annuity Contract
                            Application (Policy Form 2004/457) previously
                            filed as an exhibit to this Registration Statement
                            on January 12, 2006, and incorporated herein by
                            reference.

                  (c)       Form of EQUI-VEST Strategies 457(b) EDC Enrollment
                            Form (Policy Form 2004 EDC STRAT) previously filed
                            as an exhibit to this Registration Statement on
                            January 12, 2006, and incorporated herein by
                            reference.

                  (d)       Form of EQUI-VEST Strategies 403(b) TSA Enrollment
                            Form (Policy Form 2004 TSA STRAT) previously filed
                            as an exhibit to this Registration Statement on
                            January 12, 2006, and incorporated herein by
                            reference.

                  (e)       Form of EQUI-VEST Strategies 457(b) EDC Enrollment
                            Form (Policy Form 2004 EDC STRAT ST VAR)
                            previously filed as an exhibit to this
                            Registration Statement on January 12, 2006, and
                            incorporated herein by reference.

                  (f)       Form of EQUI-VEST Strategies 403(b) TSA Enrollment
                            Form (2004 TSA STRAT ST VAR) previously filed as
                            an exhibit to this Registration Statement on
                            January 12, 2006, and incorporated herein by
                            reference.

                  (g)       Form of EQUI-VEST Strategies 403(b) TSA Enrollment
                            Form (Form No. 2008 TSA STRAT), previously filed
                            with this Registration Statement (File
                            No. 333-130988) on April 20, 2009.

                  (h)       Form of TSA 403(b) Group Annuity Contract
                            Application for EQUI-VEST Strategies (Series
                            901)(Policy Form 2008/403(b)), previously filed
                            with this Registration Statement (File
                            No. 333-130988) on April 20, 2009.

                  (i)       Form of EQUI-VEST Strategies 457(b) EDC Enrollment
                            Form (Policy Form 2008 EDC STRAT (06-10))
                            previously filed with this Registration Statement
                            (File No. 333-130988) on April 25, 2011.

                  (j)       Form of EQUI-VEST Strategies 403(b) TSA Enrollment
                            Form (Policy Form 2008 TSA STRAT (06-10))
                            previously filed with this Registration Statement
                            (File No. 333-130988) on April 25, 2011.

                  (k)       Form of EQUI-VEST Strategies 401(a) Enrollment
                            Form (Policy Form 2009 401(a) STRAT (06-10))
                            previously filed with this Registration Statement
                            (File No. 333-130988) on April 25, 2011.

         6.       (a)       Restated Charter of AXA Equitable, as amended
                            December 6, 2004, incorporated herein by reference
                            to Exhibit No. 3.2 to Form 10-K, (File No.
                            000-20501), filed on March 31, 2005.

                  (b)       By-Laws of AXA Equitable, as amended September 7,
                            2004, incorporated herein by reference to Exhibit
                            No. 6.(c) to Registration Statement on Form N-4,
                            (File No. 333-05593), filed on April 20, 2006.

         7.       Not applicable.

         8.       (a)       Participation Agreement among EQ Advisors Trust,
                            Equitable, Equitable Distributors, Inc. and EQ
                            Financial Consultants, Inc. (now AXA Advisors,
                            LLC), incorporated herein by reference to Exhibit
                            23.(h)(4)(i) to Post Effective Amendment No. 1 to
                            the EQ Advisors Trust Registration Statement on
                            Form N-1A (File Nos. 333-17217 and 811-07953),
                            filed on August 28, 1997.

                                      C-5

                (b)        Participation Agreement among AXA Premier VIP
                           Trust, Equitable Distributors, Inc., AXA
                           Distributors, LLC., and AXA Advisors, LLC,
                           incorporated herein by reference to Exhibit
                           23.(h)(5) to Post-Effective Amendment No. 1 to the
                           AXA Premier VIP Trust Registration Statement on
                           Form N-1A (File Nos. 333-70754 and 811-10509)
                           filed on December 10, 2001.

                (c)        Amended and Restated Participation Agreement among
                           EQ Advisors Trust, Equitable, AXA Distributors LLC
                           and AXA Advisors, LLC, incorporated herein by
                           reference to Exhibit 23.(h)(4)(ix) to
                           Post-Effective Amendment No. 25 to the EQ Advisors
                           Trust Registration Statement on Form N-1A (File
                           Nos. 333-17217 and 811-07953), filed on
                           February 7, 2003.

                (d)        Participation Agreement by and Among AIM Variable
                           Insurance Funds, A I M Distributors, Inc., AXA
                           Equitable Life Insurance Company, on Behalf of
                           itself and its Separate Accounts, AXA Advisors,
                           LLC, and AXA Distributors, LLC, dated July 1,
                           2005, incorporated by reference to the
                           Registration Statement on Form N-4 (File
                           No. 333-160951) filed on November 16, 2009.

                (e)        Fund Participation Agreement among AXA Equitable
                           Life Insurance Company, American Century
                           Investment Management, Inc., and American Century
                           Investment Services, Inc., incorporated by
                           reference to the Registration Statement on Form
                           N-4 (File No. 333-153809) filed on July 8, 2011.

                (f)        Participation Agreement among Variable Insurance
                           Products Funds, Fidelity Distributors Corporation,
                           and The Equitable Life Assurance Society of the
                           United States, dated May 1, 2003, incorporated by
                           reference to the Registration Statement on Form
                           N-4 (File No. 333-160951) filed on November 16,
                           2009.

                (g)        Participation Agreement as of July 1, 2005
                           Franklin Templeton Variable Insurance Products
                           Trust, Franklin/ Templeton Distributors, Inc., AXA
                           Equitable Life Insurance Company, AXA Advisors,
                           LLC, and AXA Distributors, LLC, incorporated by
                           reference to the Registration Statement on Form
                           N-4 (File No. 333-160951) filed on November 16,
                           2009.

                (h)        Fund Participation Agreement among AXA Equitable
                           Life Insurance Company, Goldman Sachs Variable
                           Insurance Trust, Goldman Sachs Asset Management,
                           L.P., and Goldman, Sachs & Co., dated October 20,
                           2009, incorporated by reference to the
                           Registration Statement on Form N-4 (File
                           No. 333-153809) filed on July 8, 2011.

                (i)        Fund Participation Agreement among AXA Equitable
                           Life Insurance Company, Ivy Funds Variable
                           Insurance Portfolios and Waddell & Reed, Inc.,
                           incorporated by reference to the Registration
                           Statement on Form N-4 (File No. 333-153809) filed
                           on July 8, 2011.

                (j)        Participation Agreement among MFS Variable
                           Insurance Trust, Equitable Life Assurance Society
                           of the United States, and Massachusetts Financial
                           Service Company, dated July 18, 2002, incorporated
                           by reference to the Registration Statement on Form
                           N-4 (File No. 333-160951) filed on November 16,
                           2009.

                (k)        Participation Agreement among MONY Life Insurance
                           Company, PIMCO Variable Insurance Trust and PIMCO
                           Funds Distributions LLC, dated December 1, 2001,
                           incorporated by reference to the Registration
                           Statement on Form N-4 (File No. 333-160951) filed
                           on November 16, 2009.

                (l)        Participation Agreement among Oppenheimer Variable

                                      C-6

                           Account Funds, Oppenheimerfunds, Inc. and AXA
                           Equitable Life Insurance Company (File No.
                           333-130988), dated July 22, 2005 previously filed
                           as an exhibit to this Registration Statement (File
                           No. 333-130988), filed on April 19, 2010.

                                      C-7

                 (l)(i)   Amendment No. 1 to Participation Agreement, dated
                          April 1, 2010 (File No. 333-130988) previously
                          filed as an exhibit to this Registration Statement
                          (File No. 333-130988), filed on April 19, 2010.

                 (m)      Fund Participation Agreement among AXA Equitable
                          Life Insurance Company, Lazard Retirement Series,
                          Inc., and Lazard Asset Management Securities LLC,
                          incorporated herein by reference to the
                          Registration Statement on Form N-4 (File
                          No. 333-153809) filed on July 8, 2011.

                 (n)      Participation Agreement among Van Eck Worldwide
                          Insurance Trust, Van Eck Securities Corporation,
                          Van Eck Associates Corporation and MONY Life
                          Insurance Company, dated August 7, 2000,
                          incorporated herein by reference to the
                          Registration Statement on Form N-4 (File
                          No. 333-160951) filed on November 16, 2009.

           9.    (a)      Opinion and Consent of Dodie Kent, Vice-President
                          and Associate General Counsel of AXA Equitable
                          Life Insurance Company, as to the legality of the
                          securities being registered is filed herewith.

           10.   (a)      Notice concerning regulatory relief, previously
                          filed with Registration Statement on Form N-4
                          (File No. 2-30070) on May 27, 1992, refiled
                          electronically on July 10, 1998 and incorporated
                          herein by reference.

                 (b)      Consent of independent registered public
                          accounting firm to be filed by Amendment.

                 (c)      Powers of Attorney filed herewith.

           11.   Not applicable.

           12.   Not applicable.

                                      C-8

 Item 25.  Directors and Officers of AXA Equitable.

           Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is
           1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              ---------------------------

DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                  Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                   Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

                                      C-9

*Mark Pearson                          Director, Chairman of the Board and
                                       Chief Executive Officer

*Andrew J. McMahon                     Director and President

OTHER OFFICERS

*Andrea Nitzan                         Executive Vice President

*Betrand Poupart-Lafarge               Executive Vice President, Chief
                                       Investment Officer and Treasurer

*Michael B. Healy                      Executive Vice President and Chief
                                       Information Officer

*Alvin H. Fenichel                     Senior Vice President and Chief
                                       Accounting Officer

*Salvatore Piazzolla                   Senior Executive Vice President

*Mary Fernald                          Senior Vice President and Chief
                                       Underwriting Officer

*David Kam                             Senior Vice President and Actuary

*Richard S. Dziadzio                   Senior Executive Vice President and
                                       Chief Financial Officer

*Andrew Raftis                         Senior Vice President and Auditor

*Kevin E. Murray                       Executive Vice President

*Anne M. Katcher                       Senior Vice President and Senior Actuary

*Anthony F. Recine                     Senior Vice President, Chief Compliance
                                       Officer and Deputy General Counsel

*Karen Field Hazin                     Vice President, Secretary and Associate
                                       General Counsel

*Dave S. Hattem                        Senior Vice President and General
                                       Counsel

*Richard V. Silver                     Senior Executive Vice President, Chief
                                       Administrative Officer and Chief Legal
                                       Officer

*Michel Perrin                         Senior Vice President and Actuary

*Naomi J. Weinstein                    Vice President

*Charles A. Marino                     Executive Vice President and Chief
                                       Actuary

*Nicholas B. Lane                      Senior Executive Vice President and
                                       President, Retirement Savings

*David W. O'Leary                      Executive Vice President

*Robert O. Wright, Jr.                 Executive Vice President

                                     C-10

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

              Separate Account A of AXA Equitable Life Insurance Company (the
"Separate Account") is a separate account of AXA Equitable. AXA Equitable, a
New York stock life insurance company, is a wholly owned subsidiary of AXA
Financial, Inc. (the "Holding Company"), a publicly traded company.

              AXA owns 100% of the Holding Company's outstanding common stock.
AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable.
AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The AXA Group Organizational Charts June 1st 2011 are
incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4 filed December 23, 2011.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration
Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

                                     C-11

Item 27. Number of Contractowners

         As of December 31, 2011, there were 48,113 Qualified Contract Owners and 0 Non-Qualified Contract Owners of the EQUI-VEST Strategies contracts offered under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA
                Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.

                       (a)  To the extent permitted by the law of the State of
                            New York and subject to all applicable requirements
                            thereof:

                            (i)  any person made or threatened to be made a
                                 party to any action or proceeding, whether
                                 civil or criminal, by reason of the fact that
                                 he or she, or his or her testor or intestate,
                                 is or was a director, officer or employee of
                                 the Company shall be indemnified by the
                                 Company;

                            (ii) any person made or threatened to be made a
                                 party to any action or proceeding, whether
                                 civil or criminal, by reason of the fact that
                                 he or she, or his or her testor or intestate
                                 serves or served any other organization in any
                                 capacity at the request of the Company may be
                                 indemnified by the Company; and

                            (iii)the related expenses of any such person in any
                                 of said categories may be advanced by the
                                 Company.

                       (b)  To the extent permitted by the law of the State of
                            New York, the Company may provide for further
                            indemnification or advancement of expenses by
                            resolution of shareholders of the Company or the
                            Board of Directors, by amendment of these By-Laws,
                            or by agreement. (Business Corporation Law ss.
                            721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty
Insurance Company, U. S. Specialty Insurance, St. Paul Travelers, Chubb
Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The
annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as

                                     C-12

expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-13

Item 29.Principal Underwriters

                 (a) AXA Advisors, LLC, and AXA Distributors, LLC, both
affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life
Insurance Company of America, are the principal underwriters for Separate
Accounts 70, 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP
Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America
Variable Account A and MONY America Variable Account L. In addition, AXA
Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,
301 and I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the
Americas, NY,NY 10104.

                 (b) Set forth below is certain information regarding the
directors and principal officers of AXA Advisors, LLC and AXA Distributors,
LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i)AXA ADVISORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA ADVISORS LLC)
------------------                       -----------------------------------------

*Andrew J. McMahon                       Director, Chairman of the Board and
                                         Chief Financial Protection & Wealth
                                         Management Officer

*Christine Nigro                         President and Director

*Richard S. Dziadzio                     Director

*Manish Agarwal                          Director

*Nicholas B. Lane                        Director and Chief Retirement Services
                                         Officer

*Robert O. Wright, Jr.                   Director, Vice Chairman of the Board and
                                         Chief Sales Officer

*Frank Massa                             Chief Operating Officer

*Philip Pescatore                        Chief Risk Officer

*William Degnan                          Senior Vice President

*David M. Kahal                          Senior Vice President

*George Papazicos                        Senior Vice President

*Vincent Parascandola                    Senior Vice President

*Robert P. Walsh                         Vice President and Chief Anti-Money
                                         Laundering Officer

*Patricia Roy                            Chief Compliance Officer

*Maurya Keating                          Vice President and Chief Broker Dealer

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA DISTRIBUTORS, LLC)

*Nicholas B. Lane                        Director, Chairman of the Board,
                                         President, Chief Executive Officer and
                                         Chief Retirement Savings Officer

                                     C-14

*Andrew J. McMahon                   Director and Chief Financial Protection &
                                     Wealth Management Officer

*John C. Taroni                      Vice President and Treasurer

*Michael P. McCarthy                 Director, Senior Vice President and
                                     National Sales Manager

*David W. O'Leary                    Executive Vice President

*Joanne Pietrini-Smith               Executive Vice President

*Nelida Garcia                       Senior Vice President

*Peter D. Golden                     Senior Vice President

*Kevin M. Kennedy                    Senior Vice President

*Harvey T. Fladeland                 Senior Vice President

*Windy Lawrence                      Senior Vice President

*Mark Teitelbaum                     Senior Vice President

*Timothy P. O'Hara                   Senior Vice President

*Mark D. Scalercio                   Senior Vice President

*Michael Schumacher                  Senior Vice President

*Norman J. Abrams                    Vice President and General Counsel

*Nicholas Gismondi                   Vice President and Chief Financial
                                     Officer

*Denise Tedeschi                     Assistant Vice President and Assistant
                                     Secretary

*Gregory Lashinsky                   Assistant Vice President - Financial
                                     Operations Principal

*Robert P. Walsh                     Vice President and Chief AML Officer

*Francesca Divone                    Secretary

*Susan Vesey                         Assistant Secretary

                 (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-15

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA
Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th
Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

         The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule
6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable
has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas
Optional Retirement Program participants.

                                     C-16

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485(a) for effectiveness of this Amendment to the Registration
Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 23rd day of
February, 2012.

                              SEPARATE ACCOUNT A OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                                   (Depositor)

                              By:  /s/ Dodie Kent
                                   -----------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of February, 2012.

                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                                 (Depositor)

                              By:  /s/ Dodie Kent
                                   -----------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

       As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                          Chairman of the Board, Chief Executive
                                       Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                   Senior Executive Vice President and
                                       Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                     Senior Vice President and Chief
                                       Accounting Officer

*DIRECTORS:

Mark Pearson              Danny L. Hale               Ramon de Oliveira
Henri de Castries         Anthony J. Hamilton         Lorie A. Slutsky
Denis Duverne             Peter S. Kraus              Ezra Suleiman
Charlynn Goins            Andrew J. McMahon           Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact

February 23, 2012

                                 EXHIBIT INDEX

EXHIBIT                                                            TAG
  NO.                                                             VALUE
-------                                                           -----

9(a)     Opinion and Consent of Counsel                           EX-99.9a

10(c)    Powers of Attorney                                       EX-99.10c